Separate Account A

The Variable Annuity Life Insurance Company

Financial Statements

December 31, 2024

Report of Independent Registered Public Accounting Firm
To the Board of Directors of The Variable Annuity Life Insurance Company and The Variable Annuity Life Insurance Company Contract Owners of Separate Account A.
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities , including the schedules of portfolio investments, of each of the subaccounts of The Variable Annuity Life Insurance Company Separate Account A (“Separate Account A”) indicated in the table below as of December 31, 2024, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of the Separate Account A as of December 31, 2024, and the results of each of their operations, and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

American Beacon Man Large Cap Growth Fund Investor Class (1)	SAST SA PIMCO RAE International Value Portfolio Class 3 (1)
Ariel Appreciation Fund Investor Class (1)	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3 (1)
Ariel Fund Investor Class (1)	SAST SA Pine Bridge High-Yield Bond Portfolio Class 3 (1)
FTVIP Franklin Allocation VIP Fund Class 2 (1)	SAST SA Putnam International Growth and Income Portfolio Class 3 (1)
FTVIP Franklin Income VIP Fund Class 2 (1)	SAST SA Schroders VCP Global Allocation Portfolio Class 3 (1)
Goldman Sachs VIT Government Money Market Fund Institutional Shares (1)	SAST SA Small Cap Index Portfolio Class 3 (1)
Goldman Sachs VIT Government Money Market Fund Service Shares (1)	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3 (1)
Invesco V.I. American Franchise Fund Series II (1)	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3 (1)
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5 (1)	SAST SA VCP Dynamic Allocation Portfolio Class 3 (1)
Invesco V.I. Comstock Fund Series II (1)	SAST SA VCP Dynamic Strategy Portfolio Class 3 (1)
Invesco V.I. Growth and Income Fund Series II (1)	SAST SA VCP Index Allocation Portfolio Class 3 (1)
Lord Abbett Growth and Income Portfolio Class VC (1)	SAST SA Wellington Capital Appreciation Portfolio Class 3 (1)
PIMCO Emerging Markets Bond Portfolio Advisor Class (1)	SAST SA Wellington Government and Quality Bond Portfolio Class 3 (1)
PIMCO Total Return Portfolio Advisor Class (1)	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3 (1)
SST SA Allocation Balanced Portfolio Class 3 (1)	T Rowe Price Retirement 2015 Advisor Class (1)
SST SA Allocation Growth Portfolio Class 3 (1)	T Rowe Price Retirement 2020 Advisor Class (1)
SST SA Allocation Moderate Portfolio Class 3 (1)	T Rowe Price Retirement 2025 Advisor Class (1)
SST SA American Century Inflation Protection Portfolio Class 3 (1)	T Rowe Price Retirement 2030 Advisor Class (1)
SST SA Allocation Moderate Growth Portfolio Class 3 (1)	T Rowe Price Retirement 2035 Advisor Class (1)
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3 (1)	T Rowe Price Retirement 2040 Advisor Class (1)
SAST SA AB Growth Portfolio Class 3 (1)	T Rowe Price Retirement 2045 Advisor Class (1)
SAST SA AB Small & Mid Cap Value Portfolio Class 3 (1)	T Rowe Price Retirement 2050 Advisor Class (1)
SAST SA American Funds Asset Allocation Portfolio Class 3 (1)	T Rowe Price Retirement 2055 Advisor Class (1)
SAST SA American Funds Global Growth Portfolio Class 3 (1)	T Rowe Price Retirement 2060 Advisor Class (1)
SAST SA American Funds Growth Portfolio Class 3 (1)	VALIC Company I Aggressive Growth Lifestyle Fund (1)
SAST SA American Funds Growth-Income Portfolio Class 3 (1)	VALIC Company I Asset Allocation Fund (1)
SAST SA American Funds VCP Managed Allocation Portfolio Class 3 (1)	VALIC Company I Capital Appreciation Fund (1)
SAST SA BlackRock multi-factor 70/30 Portfolio Class 3 (1)	VALIC Company I Conservative Growth Lifestyle Fund (1)
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3 (1)	VALIC Company I Core Bond Fund (1)
SAST SA Emerging Markets Equity Index Portfolio Class 3 (1)	VALIC Company I Dividend Value Fund (1)
SAST SA Federated Hermes Corporate Bond Portfolio Class 3 (1)	VALIC Company I Dynamic Allocation Fund (1)
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3 (1)	VALIC Company I Emerging Economies Fund (1)
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3 (1)	VALIC Company I Global Real Estate Fund (1)
SAST SA Fixed Income Index Portfolio Class 3 (1)	VALIC Company I International Socially Responsible Fund (1)
SAST SA Fixed Income Intermediate Index Portfolio Class 3 (1)	VALIC Company I International Value Fund (1)
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3 (1)	VALIC Company I Large Capital Growth Fund (1)
SAST SA Franklin Small Company Value Portfolio Class 3 (1)	VALIC Company I Mid Cap Index Fund (1)
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3 (1)	VALIC Company I Mid Cap Strategic Growth Fund (1)

1

SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3 (1)	VALIC Company I Mid Cap Value Fund (1)
SAST SA Franklin Tactical Opportunities Portfolio Class 3 (1)	VALIC Company I Moderate Growth Lifestyle Fund (1)
SAST SA Global Index Allocation 60/40 Portfolio Class 3 (1)	VALIC Company I Nasdaq-100 Index Fund (1)
SAST SA Global Index Allocation 75/25 Portfolio Class 3 (1)	VALIC Company I Science & Technology Fund (1)
SAST SA Global Index Allocation 90/10 Portfolio Class 3 (1)	VALIC Company I Global Strategy Fund (1)
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3 (1)	VALIC Company I Small Cap Growth Fund (1)
SAST SA Index Allocation 60/40 Portfolio Class 3 (1)	VALIC Company I Government Securities Fund (1)
SAST SA Index Allocation 80/20 Portfolio Class 3 (1)	VALIC Company I Growth Fund (1)
SAST SA Index Allocation 90/10 Portfolio Class 3 (1)	VALIC Company I High Yield Bond Fund (1)
SAST SA International Index Portfolio Class 3 (1)	VALIC Company I Inflation Protected Fund (1)
SAST SA Invesco Growth Opportunities Portfolio Class 3 (1)	VALIC Company I International Equities Index Fund (1)
SAST SA Janus Focused Growth Portfolio Class 3 (1)	VALIC Company I International Government Bond Fund (1)
SAST SA JPMorgan Diversified Balanced Portfolio Class 3 (1)	VALIC Company I International Growth Fund (1)
SAST SA JPMorgan Emerging Markets Portfolio Class 3 (1)	VALIC Company I International Opportunities Fund (1)
SAST SA JPMorgan Equity-Income Portfolio Class 3 (1)	VALIC Company I Small Cap Index Fund (1)
SAST SA JPMorgan Global Equities Portfolio Class 3 (1)	VALIC Company I Small Cap Special Values Fund (1)
SAST SA JPMorgan Large Cap Core Portfolio Class 3 (1)	VALIC Company I Small Cap Value Fund (1)
SAST SA JPMorgan MFS Core Bond Portfolio Class 3 (1)	VALIC Company I Stock Index Fund (1)
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3 (1)	VALIC Company I Systematic Core Fund (1)
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3 (1)	VALIC Company I Systematic Growth Fund (1)
SAST SA Large Cap Growth Index Portfolio Class 3 (1)	VALIC Company I Systematic Value Fund (1)
SAST SA Large Cap Index Portfolio Class 3 (1)	VALIC Company I U.S. Socially Responsible Fund (1)
SAST SA Large Cap Value Index Portfolio Class 3 (1)	Vanguard Life Strategy Conservative Growth Fund Investor Shares (1)
SAST SA MFS Blue Chip Growth Portfolio Class 3 (1)	Vanguard Life Strategy Growth Fund Investor Shares (1)
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3 (1)	Vanguard Life Strategy Moderate Growth Fund Investor Shares (1)
SAST SA MFS Total Return Portfolio Class 3 (1)	Vanguard Long-Term Investment-Grade Fund Investor Shares (1)
SAST SA Mid Cap Index Portfolio Class 3 (1)	Vanguard Long-Term Treasury Fund Investor Shares (1)
SAST SA Morgan Stanley International Equities Portfolio Class 3 (1)	Vanguard Wellington Fund Investor Shares (1)
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3 (1)	Vanguard Windsor II Fund Investor Shares (1)
(1) Statement of Operations and Changes in Net Assets for the years ended December 31, 2024, and 2023
Basis for Opinions
These financial statements are the responsibility of The Variable Annuity Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents of the investee mutual funds and the custodians. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas
April 17, 2025

We have served as the auditor of one or more of the sub-accounts of Corebridge Separate Account Group since at least 1994. We have not been able to determine the specific year we began serving as auditor.
2

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
American Beacon Man Large Cap Growth Fund - Investor Class	$87,885,723	$(2,674)	$87,883,049	$9,366	$87,873,683	$87,883,049
Ariel Appreciation Fund Investor Class	221,444,342	21,663	221,466,005	273,244	221,192,761	221,466,005
Ariel Fund Investor Class	336,653,978	5,212	336,659,190	163,103	336,496,087	336,659,190
FTVIP Franklin Allocation VIP Fund Class 2	877,377	—	877,377	—	877,377	877,377
FTVIP Franklin Income VIP Fund Class 2	5,695,776	—	5,695,776	—	5,695,776	5,695,776
Goldman Sachs VIT Government Money Market Fund Institutional Shares	810,015,343	(38,297)	809,977,046	—	809,977,046	809,977,046
Goldman Sachs VIT Government Money Market Fund Service Shares	4,037,291	—	4,037,291	—	4,037,291	4,037,291
Invesco V.I. American Franchise Fund Series II	1,713,061	—	1,713,061	—	1,713,061	1,713,061
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	136,717,685	(6,680)	136,711,005	23,223	136,687,782	136,711,005
Invesco V.I. Comstock Fund Series II	1,440,828	—	1,440,828	—	1,440,828	1,440,828
Invesco V.I. Growth and Income Fund Series II	1,295,688	—	1,295,688	—	1,295,688	1,295,688
Lord Abbett Growth and Income Portfolio Class VC	566,336	—	566,336	—	566,336	566,336
PIMCO Emerging Markets Bond Portfolio Advisor Class	17,011	—	17,011	—	17,011	17,011
PIMCO Total Return Portfolio Advisor Class	5,647,016	—	5,647,016	—	5,647,016	5,647,016
SST SA Allocation Balanced Portfolio Class 3	3,344,827	—	3,344,827	—	3,344,827	3,344,827
SST SA Allocation Growth Portfolio Class 3	7,937,922	—	7,937,922	—	7,937,922	7,937,922
SST SA Allocation Moderate Growth Portfolio Class 3	6,534,803	—	6,534,803	—	6,534,803	6,534,803
SST SA Allocation Moderate Portfolio Class 3	7,588,253	—	7,588,253	—	7,588,253	7,588,253
SST SA American Century Inflation Protection Portfolio Class 3	5,448,388	—	5,448,388	—	5,448,388	5,448,388
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	3,129,973	—	3,129,973	—	3,129,973	3,129,973
SAST SA AB Growth Portfolio Class 3	6,501,913	—	6,501,913	—	6,501,913	6,501,913
SAST SA AB Small & Mid Cap Value Portfolio Class 3	2,235,138	—	2,235,138	—	2,235,138	2,235,138
SAST SA American Funds Asset Allocation Portfolio Class 3	71,012,471	—	71,012,471	—	71,012,471	71,012,471
SAST SA American Funds Global Growth Portfolio Class 3	3,593,626	—	3,593,626	—	3,593,626	3,593,626
SAST SA American Funds Growth Portfolio Class 3	17,176,141	—	17,176,141	—	17,176,141	17,176,141
SAST SA American Funds Growth-Income Portfolio Class 3	8,452,640	—	8,452,640	—	8,452,640	8,452,640
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	79,952,238	—	79,952,238	—	79,952,238	79,952,238
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	1,726,442	—	1,726,442	—	1,726,442	1,726,442
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	32,388,468	—	32,388,468	—	32,388,468	32,388,468
SAST SA Emerging Markets Equity Index Portfolio Class 3	168,292	—	168,292	—	168,292	168,292
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	6,323,213	—	6,323,213	—	6,323,213	6,323,213
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	148,033	—	148,033	—	148,033	148,033
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	423,170	—	423,170	—	423,170	423,170
SAST SA Fixed Income Index Portfolio Class 3	4,327,176	—	4,327,176	—	4,327,176	4,327,176
SAST SA Fixed Income Intermediate Index Portfolio Class 3	1,684,835	—	1,684,835	—	1,684,835	1,684,835
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	1,477,249	—	1,477,249	—	1,477,249	1,477,249
SAST SA Franklin Small Company Value Portfolio Class 3	784,948	—	784,948	—	784,948	784,948
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	12,375	—	12,375	—	12,375	12,375
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	4,438,968	—	4,438,968	—	4,438,968	4,438,968
SAST SA Franklin Tactical Opportunities Portfolio Class 3	939,151	—	939,151	—	939,151	939,151
SAST SA Global Index Allocation 60/40 Portfolio Class 3	2,469,067	—	2,469,067	—	2,469,067	2,469,067
SAST SA Global Index Allocation 75/25 Portfolio Class 3	2,586,772	—	2,586,772	—	2,586,772	2,586,772
SAST SA Global Index Allocation 90/10 Portfolio Class 3	9,197,355	—	9,197,355	—	9,197,355	9,197,355
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	3,985,146	—	3,985,146	—	3,985,146	3,985,146
SAST SA Index Allocation 60/40 Portfolio Class 3	9,646,341	—	9,646,341	—	9,646,341	9,646,341
SAST SA Index Allocation 80/20 Portfolio Class 3	14,903,964	—	14,903,964	—	14,903,964	14,903,964
SAST SA Index Allocation 90/10 Portfolio Class 3	51,489,404	—	51,489,404	—	51,489,404	51,489,404
SAST SA International Index Portfolio Class 3	449,566	—	449,566	—	449,566	449,566
SAST SA Invesco Growth Opportunities Portfolio Class 3	847,443	—	847,443	—	847,443	847,443
SAST SA Janus Focused Growth Portfolio Class 3	1,390,717	—	1,390,717	—	1,390,717	1,390,717
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	3,038,300	—	3,038,300	—	3,038,300	3,038,300
SAST SA JPMorgan Emerging Markets Portfolio Class 3	557,569	—	557,569	—	557,569	557,569
SAST SA JPMorgan Equity-Income Portfolio Class 3	1,483,562	—	1,483,562	—	1,483,562	1,483,562
SAST SA JPMorgan Global Equities Portfolio Class 3	309,857	—	309,857	—	309,857	309,857
SAST SA JPMorgan Large Cap Core Portfolio Class 3	1,084,255	—	1,084,255	—	1,084,255	1,084,255
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	6,093,621	—	6,093,621	—	6,093,621	6,093,621
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	3,225,398	—	3,225,398	—	3,225,398	3,225,398
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	2,334,380	—	2,334,380	—	2,334,380	2,334,380
SAST SA Large Cap Growth Index Portfolio Class 3	1,211,137	—	1,211,137	—	1,211,137	1,211,137
SAST SA Large Cap Index Portfolio Class 3	3,315,505	—	3,315,505	—	3,315,505	3,315,505
SAST SA Large Cap Value Index Portfolio Class 3	667,310	—	667,310	—	667,310	667,310
The accompanying Notes to Financial Statements are an integral part of this statement.

3

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
SAST SA MFS Blue Chip Growth Portfolio Class 3	$2,383,082	$—	$2,383,082	$—	$2,383,082	$2,383,082
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	1,284,586	—	1,284,586	—	1,284,586	1,284,586
SAST SA MFS Total Return Portfolio Class 3	1,336,823	—	1,336,823	—	1,336,823	1,336,823
SAST SA Mid Cap Index Portfolio Class 3	1,421,470	—	1,421,470	—	1,421,470	1,421,470
SAST SA Morgan Stanley International Equities Portfolio Class 3	751,223	—	751,223	—	751,223	751,223
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	2,299,893	—	2,299,893	—	2,299,893	2,299,893
SAST SA PIMCO RAE International Value Portfolio Class 3	561,400	—	561,400	—	561,400	561,400
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	29,517,656	—	29,517,656	—	29,517,656	29,517,656
SAST SA PineBridge High-Yield Bond Portfolio Class 3	1,618,335	—	1,618,335	—	1,618,335	1,618,335
SAST SA Putnam International Growth and Income Portfolio Class 3	128,964	—	128,964	—	128,964	128,964
SAST SA Schroders VCP Global Allocation Portfolio Class 3	16,693,505	—	16,693,505	—	16,693,505	16,693,505
SAST SA Small Cap Index Portfolio Class 3	1,089,442	—	1,089,442	—	1,089,442	1,089,442
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	4,494,732	—	4,494,732	—	4,494,732	4,494,732
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	43,684,434	—	43,684,434	—	43,684,434	43,684,434
SAST SA VCP Dynamic Allocation Portfolio Class 3	84,567,720	—	84,567,720	—	84,567,720	84,567,720
SAST SA VCP Dynamic Strategy Portfolio Class 3	85,434,698	—	85,434,698	—	85,434,698	85,434,698
SAST SA VCP Index Allocation Portfolio Class 3	36,402,678	—	36,402,678	—	36,402,678	36,402,678
SAST SA Wellington Capital Appreciation Portfolio Class 3	10,780,904	—	10,780,904	—	10,780,904	10,780,904
SAST SA Wellington Government and Quality Bond Portfolio Class 3	4,162,652	—	4,162,652	—	4,162,652	4,162,652
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	2,017,172	—	2,017,172	—	2,017,172	2,017,172
T Rowe Price Retirement 2015 Advisor Class	14,325,866	(321)	14,325,545	—	14,325,545	14,325,545
T Rowe Price Retirement 2020 Advisor Class	28,285,485	(565)	28,284,920	—	28,284,920	28,284,920
T Rowe Price Retirement 2025 Advisor Class	65,111,770	(1,345)	65,110,425	—	65,110,425	65,110,425
T Rowe Price Retirement 2030 Advisor Class	94,884,004	(2,604)	94,881,400	—	94,881,400	94,881,400
T Rowe Price Retirement 2035 Advisor Class	92,753,423	(2,889)	92,750,534	—	92,750,534	92,750,534
T Rowe Price Retirement 2040 Advisor Class	92,153,164	(3,080)	92,150,084	—	92,150,084	92,150,084
T Rowe Price Retirement 2045 Advisor Class	76,515,376	(2,905)	76,512,471	—	76,512,471	76,512,471
T Rowe Price Retirement 2050 Advisor Class	66,770,740	(2,916)	66,767,824	—	66,767,824	66,767,824
T Rowe Price Retirement 2055 Advisor Class	39,518,425	(2,360)	39,516,065	—	39,516,065	39,516,065
T Rowe Price Retirement 2060 Advisor Class	34,406,416	(2,087)	34,404,329	—	34,404,329	34,404,329
VALIC Company I Aggressive Growth Lifestyle Fund	708,734,456	(30,336)	708,704,120	—	708,704,120	708,704,120
VALIC Company I Asset Allocation Fund	148,170,819	(6,546)	148,164,273	34,882	148,129,391	148,164,273
VALIC Company I Capital Appreciation Fund	225,268,223	(5,429)	225,262,794	—	225,262,794	225,262,794
VALIC Company I Conservative Growth Lifestyle Fund	284,075,548	(10,309)	284,065,239	—	284,065,239	284,065,239
VALIC Company I Core Bond Fund	1,796,735,077	(70,032)	1,796,665,045	338,084	1,796,326,961	1,796,665,045
VALIC Company I Dividend Value Fund	735,966,161	(20,201)	735,945,960	186,123	735,759,837	735,945,960
VALIC Company I Dynamic Allocation Fund	125,732,988	(1,920)	125,731,068	—	125,731,068	125,731,068
VALIC Company I Emerging Economies Fund	731,435,154	(26,957)	731,408,197	39,184	731,369,013	731,408,197
VALIC Company I Global Real Estate Fund	378,997,478	(14,040)	378,983,438	6,876	378,976,562	378,983,438
VALIC Company I Global Strategy Fund	213,564,645	(9,388)	213,555,257	97,906	213,457,351	213,555,257
VALIC Company I Government Securities Fund	121,668,438	(2,217)	121,666,221	42,807	121,623,414	121,666,221
VALIC Company I Growth Fund	1,777,622,661	(67,702)	1,777,554,959	566,886	1,776,988,073	1,777,554,959
VALIC Company I High Yield Bond Fund	342,993,424	10,115	343,003,539	22,047	342,981,492	343,003,539
VALIC Company I Inflation Protected Fund	389,117,627	(19,861)	389,097,766	21,534	389,076,232	389,097,766
VALIC Company I International Equities Index Fund	1,415,644,477	(46,808)	1,415,597,669	105,139	1,415,492,530	1,415,597,669
VALIC Company I International Government Bond Fund	59,163,828	(3,915)	59,159,913	7,347	59,152,566	59,159,913
VALIC Company I International Growth Fund	358,127,074	5,438	358,132,512	365,013	357,767,499	358,132,512
VALIC Company I International Opportunities Fund	374,389,908	(14,108)	374,375,800	11,235	374,364,565	374,375,800
VALIC Company I International Socially Responsible Fund	419,244,754	(211,624)	419,033,130	53,390	418,979,740	419,033,130
VALIC Company I International Value Fund	426,964,280	(16,922)	426,947,358	44,326	426,903,032	426,947,358
VALIC Company I Large Capital Growth Fund	629,072,278	(13,577)	629,058,701	145,485	628,913,216	629,058,701
VALIC Company I Mid Cap Index Fund	2,788,650,158	(76,106)	2,788,574,052	1,398,672	2,787,175,380	2,788,574,052
VALIC Company I Mid Cap Strategic Growth Fund	961,882,586	(20,091)	961,862,495	101,537	961,760,958	961,862,495
VALIC Company I Mid Cap Value Fund	811,084,884	(24,808)	811,060,076	21,281	811,038,795	811,060,076
VALIC Company I Moderate Growth Lifestyle Fund	1,012,836,361	(38,467)	1,012,797,894	—	1,012,797,894	1,012,797,894
VALIC Company I Nasdaq-100 Index Fund	998,285,239	(24,713)	998,260,526	172,791	998,087,735	998,260,526
VALIC Company I Science & Technology Fund	2,874,752,429	(683,601)	2,874,068,828	1,091,247	2,872,977,581	2,874,068,828
VALIC Company I Small Cap Growth Fund	437,784,257	(9,003)	437,775,254	11,851	437,763,403	437,775,254
VALIC Company I Small Cap Index Fund	1,016,232,582	3,924	1,016,236,506	555,065	1,015,681,441	1,016,236,506
VALIC Company I Small Cap Special Values Fund	199,656,635	2,709	199,659,344	104,405	199,554,939	199,659,344
VALIC Company I Small Cap Value Fund	305,125,281	(8,403)	305,116,878	7,422	305,109,456	305,116,878
The accompanying Notes to Financial Statements are an integral part of this statement.

4

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
VALIC Company I Stock Index Fund	$6,048,625,774	$40,453	$6,048,666,227	$9,312,386	$6,039,353,841	$6,048,666,227
VALIC Company I Systematic Core Fund	591,297,295	(7,251)	591,290,044	346,696	590,943,348	591,290,044
VALIC Company I Systematic Growth Fund	894,020,454	(37,013)	893,983,441	118,608	893,864,833	893,983,441
VALIC Company I Systematic Value Fund	299,003,598	(17,333)	298,986,265	4,581	298,981,684	298,986,265
VALIC Company I U.S. Socially Responsible Fund	623,140,948	(35,432)	623,105,516	32,912	623,072,604	623,105,516
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	109,037,427	(3,962)	109,033,465	—	109,033,465	109,033,465
Vanguard LifeStrategy Growth Fund Investor Shares	377,851,318	(12,924)	377,838,394	9,014	377,829,380	377,838,394
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	327,266,985	(13,019)	327,253,966	13,933	327,240,033	327,253,966
Vanguard Long-Term Investment-Grade Fund Investor Shares	138,502,639	(7,792)	138,494,847	—	138,494,847	138,494,847
Vanguard Long-Term Treasury Fund Investor Shares	108,969,545	(4,791)	108,964,754	26,355	108,938,399	108,964,754
Vanguard Wellington Fund Investor Shares	1,909,330,610	16,879	1,909,347,489	9,575,209	1,899,772,280	1,909,347,489
Vanguard Windsor II Fund Investor Shares	2,125,401,346	(51,884)	2,125,349,462	755,444	2,124,594,018	2,125,349,462
The accompanying Notes to Financial Statements are an integral part of this statement.

5

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2024

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
American Beacon Man Large Cap Growth Fund - Investor Class	2,764,571	$31.79	$87,885,723	$83,819,803	1
Ariel Appreciation Fund Investor Class	5,649,090	39.20	221,444,342	246,020,121	1
Ariel Fund Investor Class	4,653,130	72.35	336,653,978	313,939,989	1
FTVIP Franklin Allocation VIP Fund Class 2	167,438	5.24	877,377	896,102	1
FTVIP Franklin Income VIP Fund Class 2	396,642	14.36	5,695,776	5,841,326	1
Goldman Sachs VIT Government Money Market Fund Institutional Shares	810,015,343	1.00	810,015,343	810,015,343	1
Goldman Sachs VIT Government Money Market Fund Service Shares	4,037,291	1.00	4,037,291	4,037,291	1
Invesco V.I. American Franchise Fund Series II	23,925	71.60	1,713,061	1,382,500	1
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	20,746,234	6.59	136,717,685	136,741,319	1
Invesco V.I. Comstock Fund Series II	69,909	20.61	1,440,828	1,199,683	1
Invesco V.I. Growth and Income Fund Series II	63,953	20.26	1,295,688	1,157,759	1
Lord Abbett Growth and Income Portfolio Class VC	14,187	39.92	566,336	493,190	1
PIMCO Emerging Markets Bond Portfolio Advisor Class	1,599	10.64	17,011	16,657	1
PIMCO Total Return Portfolio Advisor Class	624,670	9.04	5,647,016	6,272,472	1
SST SA Allocation Balanced Portfolio Class 3	354,701	9.43	3,344,827	3,553,023	1
SST SA Allocation Growth Portfolio Class 3	524,648	15.13	7,937,922	7,825,298	1
SST SA Allocation Moderate Growth Portfolio Class 3	640,667	10.20	6,534,803	6,679,811	1
SST SA Allocation Moderate Portfolio Class 3	754,299	10.06	7,588,253	8,011,109	1
SST SA American Century Inflation Protection Portfolio Class 3	648,618	8.40	5,448,388	6,125,090	1
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	221,984	14.10	3,129,973	2,754,747	1
SAST SA AB Growth Portfolio Class 3	111,659	58.23	6,501,913	6,088,635	1
SAST SA AB Small & Mid Cap Value Portfolio Class 3	173,536	12.88	2,235,138	2,342,082	1
SAST SA American Funds Asset Allocation Portfolio Class 3	4,316,868	16.45	71,012,471	65,383,231	1
SAST SA American Funds Global Growth Portfolio Class 3	322,010	11.16	3,593,626	3,733,046	1
SAST SA American Funds Growth Portfolio Class 3	1,046,687	16.41	17,176,141	14,504,268	1
SAST SA American Funds Growth-Income Portfolio Class 3	581,737	14.53	8,452,640	6,780,406	1
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	5,246,210	15.24	79,952,238	77,942,913	1
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	99,221	17.40	1,726,442	1,570,413	1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	3,132,347	10.34	32,388,468	33,488,443	1
SAST SA Emerging Markets Equity Index Portfolio Class 3	11,902	14.14	168,292	187,759	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	557,603	11.34	6,323,213	7,115,420	1
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	8,188	18.08	148,033	127,944	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	33,665	12.57	423,170	416,746	1
SAST SA Fixed Income Index Portfolio Class 3	467,298	9.26	4,327,176	4,883,178	1
SAST SA Fixed Income Intermediate Index Portfolio Class 3	171,049	9.85	1,684,835	1,755,574	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	71,851	20.56	1,477,249	1,373,985	1
SAST SA Franklin Small Company Value Portfolio Class 3	46,919	16.73	784,948	799,169	1
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	551	22.44	12,375	11,226	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	347,337	12.78	4,438,968	4,088,964	1
SAST SA Franklin Tactical Opportunities Portfolio Class 3	71,801	13.08	939,151	813,956	1
SAST SA Global Index Allocation 60/40 Portfolio Class 3	140,129	17.62	2,469,067	2,246,027	1
SAST SA Global Index Allocation 75/25 Portfolio Class 3	137,521	18.81	2,586,772	2,227,571	1
SAST SA Global Index Allocation 90/10 Portfolio Class 3	465,218	19.77	9,197,355	8,163,654	1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	366,282	10.88	3,985,146	3,931,102	1
SAST SA Index Allocation 60/40 Portfolio Class 3	697,494	13.83	9,646,341	8,614,685	1
SAST SA Index Allocation 80/20 Portfolio Class 3	948,089	15.72	14,903,964	12,390,281	1
SAST SA Index Allocation 90/10 Portfolio Class 3	3,086,895	16.68	51,489,404	40,328,054	1
SAST SA International Index Portfolio Class 3	35,343	12.72	449,566	412,391	1
SAST SA Invesco Growth Opportunities Portfolio Class 3	139,153	6.09	847,443	837,777	1
SAST SA Janus Focused Growth Portfolio Class 3	74,132	18.76	1,390,717	1,159,825	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	160,587	18.92	3,038,300	2,996,800	1
SAST SA JPMorgan Emerging Markets Portfolio Class 3	71,575	7.79	557,569	566,229	1
SAST SA JPMorgan Equity-Income Portfolio Class 3	45,959	32.28	1,483,562	1,531,171	1
SAST SA JPMorgan Global Equities Portfolio Class 3	14,868	20.84	309,857	284,634	1
SAST SA JPMorgan Large Cap Core Portfolio Class 3	47,306	22.92	1,084,255	927,274	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	770,369	7.91	6,093,621	6,790,751	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	191,418	16.85	3,225,398	3,201,727	1
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	222,959	10.47	2,334,380	2,275,146	1
SAST SA Large Cap Growth Index Portfolio Class 3	42,171	28.72	1,211,137	897,123	1
SAST SA Large Cap Index Portfolio Class 3	84,644	39.17	3,315,505	2,665,710	1
* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.
The accompanying Notes to Financial Statements are an integral part of this statement.

6

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2024

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
SAST SA Large Cap Value Index Portfolio Class 3	35,935	$18.57	$667,310	$630,796	1
SAST SA MFS Blue Chip Growth Portfolio Class 3	146,022	16.32	2,383,082	1,962,396	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	60,997	21.06	1,284,586	1,303,923	1
SAST SA MFS Total Return Portfolio Class 3	74,309	17.99	1,336,823	1,379,145	1
SAST SA Mid Cap Index Portfolio Class 3	93,028	15.28	1,421,470	1,176,099	1
SAST SA Morgan Stanley International Equities Portfolio Class 3	78,416	9.58	751,223	733,930	1
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	258,415	8.90	2,299,893	2,693,080	1
SAST SA PIMCO RAE International Value Portfolio Class 3	42,179	13.31	561,400	566,147	1
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	3,065,177	9.63	29,517,656	32,409,347	1
SAST SA PineBridge High-Yield Bond Portfolio Class 3	316,081	5.12	1,618,335	1,668,656	1
SAST SA Putnam International Growth and Income Portfolio Class 3	11,283	11.43	128,964	118,911	1
SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,542,838	10.82	16,693,505	16,283,538	1
SAST SA Small Cap Index Portfolio Class 3	83,354	13.07	1,089,442	995,667	1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	293,581	15.31	4,494,732	3,728,897	1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	3,534,339	12.36	43,684,434	41,275,353	1
SAST SA VCP Dynamic Allocation Portfolio Class 3	7,070,880	11.96	84,567,720	86,575,296	1
SAST SA VCP Dynamic Strategy Portfolio Class 3	6,889,895	12.40	85,434,698	89,449,224	1
SAST SA VCP Index Allocation Portfolio Class 3	2,861,846	12.72	36,402,678	32,773,220	1
SAST SA Wellington Capital Appreciation Portfolio Class 3	306,799	35.14	10,780,904	7,265,484	1
SAST SA Wellington Government and Quality Bond Portfolio Class 3	325,207	12.80	4,162,652	4,837,877	1
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	216,900	9.30	2,017,172	1,935,450	1
T Rowe Price Retirement 2015 Advisor Class	1,143,325	12.53	14,325,866	13,829,745	1
T Rowe Price Retirement 2020 Advisor Class	1,537,255	18.40	28,285,485	30,202,565	1
T Rowe Price Retirement 2025 Advisor Class	3,965,394	16.42	65,111,770	68,162,662	1
T Rowe Price Retirement 2030 Advisor Class	3,753,323	25.28	94,884,004	95,994,991	1
T Rowe Price Retirement 2035 Advisor Class	4,437,963	20.90	92,753,423	87,600,667	1
T Rowe Price Retirement 2040 Advisor Class	3,055,476	30.16	92,153,164	85,703,408	1
T Rowe Price Retirement 2045 Advisor Class	3,474,813	22.02	76,515,376	68,189,238	1
T Rowe Price Retirement 2050 Advisor Class	3,578,282	18.66	66,770,740	59,200,726	1
T Rowe Price Retirement 2055 Advisor Class	2,010,093	19.66	39,518,425	34,563,876	1
T Rowe Price Retirement 2060 Advisor Class	2,094,121	16.43	34,406,416	30,393,742	1
VALIC Company I Aggressive Growth Lifestyle Fund	63,279,862	11.20	708,734,456	579,489,275	1
VALIC Company I Asset Allocation Fund	12,155,112	12.19	148,170,819	128,014,832	1
VALIC Company I Capital Appreciation Fund	10,580,941	21.29	225,268,223	193,008,081	1
VALIC Company I Conservative Growth Lifestyle Fund	24,680,760	11.51	284,075,548	255,251,980	1
VALIC Company I Core Bond Fund	183,153,423	9.81	1,796,735,077	1,927,708,901	1
VALIC Company I Dividend Value Fund	58,877,293	12.50	735,966,161	683,094,439	1
VALIC Company I Dynamic Allocation Fund	11,917,819	10.55	125,732,988	130,580,648	1
VALIC Company I Emerging Economies Fund	114,824,985	6.37	731,435,154	779,684,675	1
VALIC Company I Global Real Estate Fund	56,651,342	6.69	378,997,478	406,505,605	1
VALIC Company I Global Strategy Fund	21,040,852	10.15	213,564,645	207,071,840	1
VALIC Company I Government Securities Fund	13,096,710	9.29	121,668,438	130,771,776	1
VALIC Company I Growth Fund	101,927,905	17.44	1,777,622,661	1,428,637,901	1
VALIC Company I High Yield Bond Fund	47,374,782	7.24	342,993,424	345,454,347	1
VALIC Company I Inflation Protected Fund	45,617,541	8.53	389,117,627	466,837,343	1
VALIC Company I International Equities Index Fund	175,203,524	8.08	1,415,644,477	1,257,056,241	1
VALIC Company I International Government Bond Fund	5,952,095	9.94	59,163,828	64,727,139	1
VALIC Company I International Growth Fund	30,298,399	11.82	358,127,074	354,986,755	1
VALIC Company I International Opportunities Fund	26,053,577	14.37	374,389,908	479,611,125	1
VALIC Company I International Socially Responsible Fund	17,210,376	24.36	419,244,754	389,744,842	1
VALIC Company I International Value Fund	40,203,793	10.62	426,964,280	370,431,007	1
VALIC Company I Large Capital Growth Fund	29,729,314	21.16	629,072,278	516,439,502	1
VALIC Company I Mid Cap Index Fund	100,023,320	27.88	2,788,650,158	2,485,145,193	1
VALIC Company I Mid Cap Strategic Growth Fund	46,966,923	20.48	961,882,586	899,631,328	1
VALIC Company I Mid Cap Value Fund	44,860,890	18.08	811,084,884	861,840,749	1
VALIC Company I Moderate Growth Lifestyle Fund	70,482,697	14.37	1,012,836,361	867,972,869	1
VALIC Company I Nasdaq-100 Index Fund	35,653,044	28.00	998,285,239	609,744,981	1
VALIC Company I Science & Technology Fund	87,912,918	32.70	2,874,752,429	2,537,162,431	1
VALIC Company I Small Cap Growth Fund	26,957,159	16.24	437,784,257	534,523,490	1
VALIC Company I Small Cap Index Fund	61,852,257	16.43	1,016,232,582	1,008,616,035	1
VALIC Company I Small Cap Special Values Fund	15,921,582	12.54	199,656,635	190,363,072	1
* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.
The accompanying Notes to Financial Statements are an integral part of this statement.

7

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2024

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
VALIC Company I Small Cap Value Fund	23,875,218	$12.78	$305,125,281	$291,497,464	1
VALIC Company I Stock Index Fund	101,640,494	59.51	6,048,625,774	4,259,474,663	1
VALIC Company I Systematic Core Fund	17,391,097	34.00	591,297,295	457,888,324	1
VALIC Company I Systematic Growth Fund	44,678,683	20.01	894,020,454	790,307,653	1
VALIC Company I Systematic Value Fund	19,867,349	15.05	299,003,598	249,939,796	1
VALIC Company I U.S. Socially Responsible Fund	29,815,356	20.90	623,140,948	630,582,193	1
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	5,334,512	20.44	109,037,427	112,228,134	1
Vanguard LifeStrategy Growth Fund Investor Shares	8,554,479	44.17	377,851,318	284,987,028	1
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	10,445,802	31.33	327,266,985	288,446,648	1
Vanguard Long-Term Investment-Grade Fund Investor Shares	18,393,445	7.53	138,502,639	186,710,754	1
Vanguard Long-Term Treasury Fund Investor Shares	13,811,096	7.89	108,969,545	170,352,450	1
Vanguard Wellington Fund Investor Shares	44,579,281	42.83	1,909,330,610	1,807,851,498	1
Vanguard Windsor II Fund Investor Shares	47,988,290	44.29	2,125,401,346	1,836,946,162	1
* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.
The accompanying Notes to Financial Statements are an integral part of this statement.

8

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Beacon Man Large Cap Growth Fund - Investor Class	Ariel Appreciation Fund Investor Class	Ariel Fund Investor Class	FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Income VIP Fund Class 2
For the Year Ended December 31, 2024
From operations:
Dividends	$—	$911,886	$387,710	$17,362	$293,961
Mortality and expense risk and administrative charges	(974,707)	(2,719,074)	(4,006,616)	(12,435)	(72,985)
Reimbursements of expenses	214,889	577,695	863,753	—	—
Net investment income (loss)	(759,818)	(1,229,493)	(2,755,153)	4,927	220,976
Net realized gain (loss)	1,461,179	(7,294,912)	8,352,480	(1,940)	(24,575)
Capital gain distribution from mutual funds	11,733,928	11,881,526	17,244,603	—	24,084
Change in unrealized appreciation (depreciation) of investments	4,653,997	8,351,827	12,538,064	58,251	100,273
Increase (decrease) in net assets from operations	17,089,286	11,708,948	35,379,994	61,238	320,758

From contract transactions:
Payments received from contract owners	1,508,430	3,904,489	4,496,159	—	—
Payments for contract benefits or terminations	(8,440,171)	(28,445,003)	(39,084,684)	(2,150)	(207,040)
Transfers between sub-accounts (including fixed account), net	(2,031,325)	(11,025,415)	(12,159,553)	16,245	106,046
Contract maintenance charges	(36,493)	(41,202)	(83,501)	(4,499)	(16,137)
Adjustments to net assets allocated to contracts in payout period	938	(11,966)	5,972	—	—
Increase (decrease) in net assets from contract transactions	(8,998,621)	(35,619,097)	(46,825,607)	9,596	(117,131)

Increase (decrease) in net assets	8,090,665	(23,910,149)	(11,445,613)	70,834	203,627
Net assets at beginning of period	79,792,384	245,376,154	348,104,803	806,543	5,492,149
Net assets at end of period	$87,883,049	$221,466,005	$336,659,190	$877,377	$5,695,776

Beginning units	42,984,285	52,514,641	65,864,691	47,085	287,984
Units issued	2,100,555	5,440,919	9,305,102	927	6,746
Units redeemed	(6,446,210)	(15,106,837)	(17,500,974)	(404)	(12,458)
Ending units	38,638,630	42,848,723	57,668,819	47,608	282,272

For the Year Ended December 31, 2023
From operations:
Dividends	$109,547	$1,958,271	$1,454,676	$8,005	$268,952
Mortality and expense risk and administrative charges	(823,119)	(3,127,028)	(3,936,224)	(8,962)	(67,242)
Reimbursements of expenses	181,544	660,201	847,044	—	—
Net investment income (loss)	(532,028)	(508,556)	(1,634,504)	(957)	201,710
Net realized gain (loss)	(1,035,655)	(18,141,504)	(2,777,896)	(4,126)	(28,911)
Capital gain distribution from mutual funds	352,269	12,600,029	15,569,908	9,292	326,056
Change in unrealized appreciation (depreciation) of investments	20,261,597	29,262,262	35,541,201	80,832	(128,823)
Increase (decrease) in net assets from operations	19,046,183	23,212,231	46,698,709	85,041	370,032

From contract transactions:
Payments received from contract owners	1,189,812	4,482,464	5,164,826	197,587	—
Payments for contract benefits or terminations	(6,214,812)	(25,618,201)	(30,409,927)	(2,263)	(157,948)
Transfers between sub-accounts (including fixed account), net	2,070,362	(71,783,062)	(9,634,663)	1,736	113,504
Contract maintenance charges	(51,026)	(58,596)	(111,342)	(1,950)	(20,298)
Adjustments to net assets allocated to contracts in payout period	925	(12,831)	7,356	—	—
Increase (decrease) in net assets from contract transactions	(3,004,739)	(92,990,226)	(34,983,750)	195,110	(64,742)

Increase (decrease) in net assets	16,041,444	(69,777,995)	11,714,959	280,151	305,290
Net assets at beginning of period	63,750,940	315,154,149	336,389,844	526,392	5,186,859
Net assets at end of period	$79,792,384	$245,376,154	$348,104,803	$806,543	$5,492,149

Beginning units	44,595,080	69,609,440	72,406,256	34,963	291,704
Units issued	3,039,853	9,322,459	1,412,227	12,495	7,144
Units redeemed	(4,650,648)	(26,417,258)	(7,953,792)	(373)	(10,864)
Ending units	42,984,285	52,514,641	65,864,691	47,085	287,984

The accompanying Notes to Financial Statements are an integral part of this statement.

9

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Goldman Sachs VIT Government Money Market Fund Institutional Shares	Goldman Sachs VIT Government Money Market Fund Service Shares	Invesco V.I. American Franchise Fund Series II	Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	Invesco V.I. Comstock Fund Series II
For the Year Ended December 31, 2024
From operations:
Dividends	$39,363,683	$199,938	$—	$3,505,855	$22,196
Mortality and expense risk and administrative charges	(7,121,143)	(52,976)	(19,475)	(1,332,792)	(21,063)
Net investment income (loss)	32,242,540	146,962	(19,475)	2,173,063	1,133
Net realized gain (loss)	—	—	6,343	274,448	63,835
Capital gain distribution from mutual funds	—	—	—	2,913,288	104,114
Change in unrealized appreciation (depreciation) of investments	—	—	458,041	943,404	23,472
Increase (decrease) in net assets from operations	32,242,540	146,962	444,909	6,304,203	192,554

From contract transactions:
Payments received from contract owners	94,799,130	75,702	50,400	7,580,290	5,149
Payments for contract benefits or terminations	(152,116,141)	(4,662,429)	(51,661)	(18,895,043)	(282,434)
Transfers between sub-accounts (including fixed account), net	107,976,472	4,321,375	(124,820)	11,711,449	85,657
Contract maintenance charges	(205,596)	(52,471)	(3,659)	(33,833)	(9,865)
Adjustments to net assets allocated to contracts in payout period	2,442	—	—	1,802	—
Increase (decrease) in net assets from contract transactions	50,456,307	(317,823)	(129,740)	364,665	(201,493)

Increase (decrease) in net assets	82,698,847	(170,861)	315,169	6,668,868	(8,939)
Net assets at beginning of period	727,278,199	4,208,152	1,397,892	130,042,137	1,449,767
Net assets at end of period	$809,977,046	$4,037,291	$1,713,061	$136,711,005	$1,440,828

Beginning units	361,468,726	418,732	31,323	165,130,630	50,477
Units issued	83,128,822	463,652	1,360	11,962,795	4,050
Units redeemed	(56,989,736)	(495,028)	(3,853)	(11,195,616)	(10,336)
Ending units	387,607,812	387,356	28,830	165,897,809	44,191

For the Year Ended December 31, 2023
From operations:
Dividends	$28,224,946	$194,793	$—	$4,105,188	$22,523
Mortality and expense risk and administrative charges	(5,115,090)	(52,344)	(13,396)	(1,332,825)	(19,965)
Net investment income (loss)	23,109,856	142,449	(13,396)	2,772,363	2,558
Net realized gain (loss)	—	—	(78,437)	(389,807)	2,794
Capital gain distribution from mutual funds	—	—	28,369	512,909	162,208
Change in unrealized appreciation (depreciation) of investments	—	—	427,885	(8,612,868)	(27,824)
Increase (decrease) in net assets from operations	23,109,856	142,449	364,421	(5,717,403)	139,736

From contract transactions:
Payments received from contract owners	69,839,064	—	95,911	7,758,055	4,625
Payments for contract benefits or terminations	(90,146,326)	(1,031,614)	(93,553)	(15,923,432)	(102,244)
Transfers between sub-accounts (including fixed account), net	177,818,922	905,593	120,037	(1,054,945)	23,960
Contract maintenance charges	(173,715)	(63,493)	(2,489)	(38,968)	(11,593)
Adjustments to net assets allocated to contracts in payout period	2,448	—	—	(10,059)	—
Increase (decrease) in net assets from contract transactions	157,340,393	(189,514)	119,906	(9,269,349)	(85,252)

Increase (decrease) in net assets	180,450,249	(47,065)	484,327	(14,986,752)	54,484
Net assets at beginning of period	546,827,950	4,255,217	913,565	145,028,889	1,395,283
Net assets at end of period	$727,278,199	$4,208,152	$1,397,892	$130,042,137	$1,449,767

Beginning units	279,912,387	437,814	28,476	176,778,301	53,667
Units issued	142,551,468	150,217	6,001	12,358,949	2,471
Units redeemed	(60,995,129)	(169,299)	(3,154)	(24,006,620)	(5,661)
Ending units	361,468,726	418,732	31,323	165,130,630	50,477

The accompanying Notes to Financial Statements are an integral part of this statement.

10

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Invesco V.I. Growth and Income Fund Series II	Lord Abbett Growth and Income Portfolio Class VC	PIMCO Emerging Markets Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class	SST SA Allocation Balanced Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$16,288	$4,835	$1,489	$213,181	$61,294
Mortality and expense risk and administrative charges	(19,740)	(7,512)	(275)	(64,358)	(45,203)
Net investment income (loss)	(3,452)	(2,677)	1,214	148,823	16,091
Net realized gain (loss)	8,030	21,078	512	(95,835)	(75,568)
Capital gain distribution from mutual funds	83,750	41,988	—	—	—
Change in unrealized appreciation (depreciation) of investments	102,771	46,775	2	14,373	288,049
Increase (decrease) in net assets from operations	191,099	107,164	1,728	67,361	228,572

From contract transactions:
Payments received from contract owners	—	—	—	115,274	—
Payments for contract benefits or terminations	(310,278)	(107,350)	(1,546)	(256,382)	(443,149)
Transfers between sub-accounts (including fixed account), net	(26,735)	(17,710)	(8,891)	659,197	(96,708)
Contract maintenance charges	(6,861)	(1,306)	(287)	(62,882)	(25,610)
Increase (decrease) in net assets from contract transactions	(343,874)	(126,366)	(10,724)	455,207	(565,467)

Increase (decrease) in net assets	(152,775)	(19,202)	(8,996)	522,568	(336,895)
Net assets at beginning of period	1,448,463	585,538	26,007	5,124,448	3,681,722
Net assets at end of period	$1,295,688	$566,336	$17,011	$5,647,016	$3,344,827

Beginning units	54,464	24,500	2,738	553,977	199,818
Units issued	942	96	157	84,608	2,142
Units redeemed	(12,662)	(4,685)	(1,208)	(35,321)	(31,792)
Ending units	42,744	19,911	1,687	603,264	170,168

For the Year Ended December 31, 2023
From operations:
Dividends	$18,797	$5,237	$1,369	$145,542	$80,380
Mortality and expense risk and administrative charges	(19,941)	(7,400)	(281)	(49,618)	(44,256)
Net investment income (loss)	(1,144)	(2,163)	1,088	95,924	36,124
Net realized gain (loss)	(26,121)	11,930	(5,584)	(96,933)	(26,832)
Capital gain distribution from mutual funds	183,841	11,381	—	—	190,851
Change in unrealized appreciation (depreciation) of investments	(11,738)	42,100	6,794	249,260	135,878
Increase (decrease) in net assets from operations	144,838	63,248	2,298	248,251	336,021

From contract transactions:
Payments received from contract owners	—	—	—	160,789	135,088
Payments for contract benefits or terminations	(104,304)	(96,908)	(321)	(251,000)	(105,485)
Transfers between sub-accounts (including fixed account), net	22,992	6,454	1,125	1,098,725	38,568
Contract maintenance charges	(9,503)	(1,539)	(398)	(73,438)	(34,530)
Increase (decrease) in net assets from contract transactions	(90,815)	(91,993)	406	935,076	33,641

Increase (decrease) in net assets	54,023	(28,745)	2,704	1,183,327	369,662
Net assets at beginning of period	1,394,440	614,283	23,303	3,941,121	3,312,060
Net assets at end of period	$1,448,463	$585,538	$26,007	$5,124,448	$3,681,722

Beginning units	58,098	28,928	2,693	445,772	197,912
Units issued	2,481	417	8,069	150,494	10,207
Units redeemed	(6,115)	(4,845)	(8,024)	(42,289)	(8,301)
Ending units	54,464	24,500	2,738	553,977	199,818

The accompanying Notes to Financial Statements are an integral part of this statement.

11

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Allocation Growth Portfolio Class 3	SST SA Allocation Moderate Growth Portfolio Class 3	SST SA Allocation Moderate Portfolio Class 3	SST SA American Century Inflation Protection Portfolio Class 3	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$92,857	$97,675	$123,384	$190,562	$43,782
Mortality and expense risk and administrative charges	(96,734)	(88,462)	(103,351)	(70,128)	(37,934)
Net investment income (loss)	(3,877)	9,213	20,033	120,434	5,848
Net realized gain (loss)	83,042	(12,280)	(30,927)	(156,214)	92,421
Capital gain distribution from mutual funds	150,357	112,181	69,767	—	—
Change in unrealized appreciation (depreciation) of investments	669,024	528,273	580,416	57,911	418,007
Increase (decrease) in net assets from operations	898,546	637,387	639,289	22,131	516,276

From contract transactions:
Payments received from contract owners	275,366	307,901	(5,016)	244,309	201,060
Payments for contract benefits or terminations	(479,161)	(702,456)	(350,607)	(560,877)	(458,397)
Transfers between sub-accounts (including fixed account), net	(90,515)	11,553	15,100	46,743	(56,617)
Contract maintenance charges	(76,297)	(63,385)	(68,898)	(68,419)	(37,521)
Increase (decrease) in net assets from contract transactions	(370,607)	(446,387)	(409,421)	(338,244)	(351,475)

Increase (decrease) in net assets	527,939	191,000	229,868	(316,113)	164,801
Net assets at beginning of period	7,409,983	6,343,803	7,358,385	5,764,501	2,965,172
Net assets at end of period	$7,937,922	$6,534,803	$7,588,253	$5,448,388	$3,129,973

Beginning units	303,373	298,541	365,809	494,401	178,381
Units issued	12,791	14,863	1,333	62,328	12,505
Units redeemed	(26,844)	(34,697)	(20,571)	(90,471)	(30,600)
Ending units	289,320	278,707	346,571	466,258	160,286

For the Year Ended December 31, 2023
From operations:
Dividends	$150,757	$142,253	$162,567	$267,666	$43,576
Mortality and expense risk and administrative charges	(86,822)	(77,505)	(91,942)	(70,135)	(33,084)
Net investment income (loss)	63,935	64,748	70,625	197,531	10,492
Net realized gain (loss)	16,152	(33,150)	(65,307)	(64,886)	(15,001)
Capital gain distribution from mutual funds	618,567	478,661	494,260	—	—
Change in unrealized appreciation (depreciation) of investments	334,052	228,883	283,919	(29,886)	500,280
Increase (decrease) in net assets from operations	1,032,706	739,142	783,497	102,759	495,771

From contract transactions:
Payments received from contract owners	226,516	545,191	428,016	59,419	180
Payments for contract benefits or terminations	(292,877)	(120,500)	(211,273)	(223,386)	(95,376)
Transfers between sub-accounts (including fixed account), net	(104,175)	(5,679)	183,995	279,323	(80,615)
Contract maintenance charges	(93,282)	(72,163)	(85,337)	(94,010)	(46,921)
Increase (decrease) in net assets from contract transactions	(263,818)	346,849	315,401	21,346	(222,732)

Increase (decrease) in net assets	768,888	1,085,991	1,098,898	124,105	273,039
Net assets at beginning of period	6,641,095	5,257,812	6,259,487	5,640,396	2,692,133
Net assets at end of period	$7,409,983	$6,343,803	$7,358,385	$5,764,501	$2,965,172

Beginning units	314,881	281,733	348,317	493,192	193,053
Units issued	12,740	27,582	33,634	58,635	99
Units redeemed	(24,248)	(10,774)	(16,142)	(57,426)	(14,771)
Ending units	303,373	298,541	365,809	494,401	178,381

The accompanying Notes to Financial Statements are an integral part of this statement.

12

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA AB Growth Portfolio Class 3	SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA American Funds Global Growth Portfolio Class 3	SAST SA American Funds Growth Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$—	$9,464	$1,258,604	$20,906	$10,784
Mortality and expense risk and administrative charges	(80,007)	(28,894)	(905,179)	(52,045)	(222,035)
Net investment income (loss)	(80,007)	(19,430)	353,425	(31,139)	(211,251)
Net realized gain (loss)	152,060	(3,866)	1,296,949	80,957	536,348
Capital gain distribution from mutual funds	683,223	144,450	2,806,021	397,416	1,159,380
Change in unrealized appreciation (depreciation) of investments	536,200	52,118	5,441,270	(36,675)	2,663,497
Increase (decrease) in net assets from operations	1,291,476	173,272	9,897,665	410,559	4,147,974

From contract transactions:
Payments received from contract owners	458,538	20,338	476,325	—	420,586
Payments for contract benefits or terminations	(419,144)	(114,106)	(7,381,585)	(449,784)	(778,206)
Transfers between sub-accounts (including fixed account), net	(283,479)	36,189	(868,325)	92,562	(624,722)
Contract maintenance charges	(46,750)	(10,754)	(751,104)	(12,938)	(43,175)
Increase (decrease) in net assets from contract transactions	(290,835)	(68,333)	(8,524,689)	(370,160)	(1,025,517)

Increase (decrease) in net assets	1,000,641	104,939	1,372,976	40,399	3,122,457
Net assets at beginning of period	5,501,272	2,130,199	69,639,495	3,553,227	14,053,684
Net assets at end of period	$6,501,913	$2,235,138	$71,012,471	$3,593,626	$17,176,141

Beginning units	100,333	68,327	2,825,538	107,938	300,856
Units issued	11,128	5,864	26,178	3,857	10,035
Units redeemed	(15,199)	(7,810)	(340,009)	(14,176)	(26,750)
Ending units	96,262	66,381	2,511,707	97,619	284,141

For the Year Ended December 31, 2023
From operations:
Dividends	$—	$12,881	$1,649,143	$23,735	$177,270
Mortality and expense risk and administrative charges	(59,008)	(24,527)	(830,984)	(46,180)	(170,949)
Net investment income (loss)	(59,008)	(11,646)	818,159	(22,445)	6,321
Net realized gain (loss)	36,687	(11,103)	185,979	3,440	299,482
Capital gain distribution from mutual funds	395,950	172,008	6,661,670	451,608	1,460,519
Change in unrealized appreciation (depreciation) of investments	937,776	126,106	244,737	189,347	2,086,957
Increase (decrease) in net assets from operations	1,311,405	275,365	7,910,545	621,950	3,853,279

From contract transactions:
Payments received from contract owners	668,208	41,317	999,003	22,823	415,044
Payments for contract benefits or terminations	(161,326)	(68,737)	(4,621,289)	(124,288)	(811,944)
Transfers between sub-accounts (including fixed account), net	(88,397)	182,159	658,988	(3,294)	(323,711)
Contract maintenance charges	(45,644)	(10,969)	(968,127)	(16,235)	(43,962)
Increase (decrease) in net assets from contract transactions	372,841	143,770	(3,931,425)	(120,994)	(764,573)

Increase (decrease) in net assets	1,684,246	419,135	3,979,120	500,956	3,088,706
Net assets at beginning of period	3,817,026	1,711,064	65,660,375	3,052,271	10,964,978
Net assets at end of period	$5,501,272	$2,130,199	$69,639,495	$3,553,227	$14,053,684

Beginning units	92,768	63,161	2,996,411	111,819	319,952
Units issued	19,205	9,920	86,903	3,558	18,696
Units redeemed	(11,640)	(4,754)	(257,776)	(7,439)	(37,792)
Ending units	100,333	68,327	2,825,538	107,938	300,856

The accompanying Notes to Financial Statements are an integral part of this statement.

13

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA Emerging Markets Equity Index Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$72,947	$857,252	$—	$425,820	$2,988
Mortality and expense risk and administrative charges	(109,957)	(1,019,993)	(18,025)	(411,276)	(2,060)
Net investment income (loss)	(37,010)	(162,741)	(18,025)	14,544	928
Net realized gain (loss)	80,618	2,343,990	1,881	(322,521)	(3,488)
Capital gain distribution from mutual funds	435,330	9,834,149	—	—	—
Change in unrealized appreciation (depreciation) of investments	1,117,612	37,366	163,967	2,400,639	10,034
Increase (decrease) in net assets from operations	1,596,550	12,052,764	147,823	2,092,662	7,474

From contract transactions:
Payments received from contract owners	60,028	2,055,929	260,259	358,537	—
Payments for contract benefits or terminations	(456,699)	(11,964,809)	(4,322)	(3,721,241)	(10,919)
Transfers between sub-accounts (including fixed account), net	54,530	(1,607,527)	3,452	996,785	13,551
Contract maintenance charges	(12,272)	(992,632)	(20,073)	(410,232)	(1,262)
Increase (decrease) in net assets from contract transactions	(354,413)	(12,509,039)	239,316	(2,776,151)	1,370

Increase (decrease) in net assets	1,242,137	(456,275)	387,139	(683,489)	8,844
Net assets at beginning of period	7,210,503	80,408,513	1,339,303	33,071,957	159,448
Net assets at end of period	$8,452,640	$79,952,238	$1,726,442	$32,388,468	$168,292

Beginning units	215,848	4,556,250	121,002	2,711,955	17,284
Units issued	6,787	188,610	22,856	141,699	2,165
Units redeemed	(15,446)	(840,033)	(2,832)	(361,432)	(1,963)
Ending units	207,189	3,904,827	141,026	2,492,222	17,486

For the Year Ended December 31, 2023
From operations:
Dividends	$147,315	$1,388,578	$24,691	$224,041	$3,555
Mortality and expense risk and administrative charges	(88,012)	(965,879)	(14,428)	(404,616)	(1,876)
Net investment income (loss)	59,303	422,699	10,263	(180,575)	1,679
Net realized gain (loss)	17,302	777,110	(3,750)	(732,702)	(1,661)
Capital gain distribution from mutual funds	546,839	2,625,652	—	—	—
Change in unrealized appreciation (depreciation) of investments	805,685	6,505,573	133,050	4,169,310	11,245
Increase (decrease) in net assets from operations	1,429,129	10,331,034	139,563	3,256,033	11,263

From contract transactions:
Payments received from contract owners	14,511	1,596,299	30,000	1,362,505	—
Payments for contract benefits or terminations	(134,623)	(5,157,711)	(1,421)	(2,795,704)	(4,034)
Transfers between sub-accounts (including fixed account), net	(162,881)	(239,978)	45,368	450,258	5,946
Contract maintenance charges	(13,456)	(1,290,667)	(20,794)	(549,296)	(1,564)
Increase (decrease) in net assets from contract transactions	(296,449)	(5,092,057)	53,153	(1,532,237)	348

Increase (decrease) in net assets	1,132,680	5,238,977	192,716	1,723,796	11,611
Net assets at beginning of period	6,077,823	75,169,536	1,146,587	31,348,161	147,837
Net assets at end of period	$7,210,503	$80,408,513	$1,339,303	$33,071,957	$159,448

Beginning units	225,641	4,863,221	115,798	2,846,091	17,207
Units issued	4,300	218,527	7,952	220,345	1,421
Units redeemed	(14,093)	(525,498)	(2,748)	(354,481)	(1,344)
Ending units	215,848	4,556,250	121,002	2,711,955	17,284

The accompanying Notes to Financial Statements are an integral part of this statement.

14

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA Fixed Income Index Portfolio Class 3	SAST SA Fixed Income Intermediate Index Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$201,230	$166	$8,051	$113,815	$43,981
Mortality and expense risk and administrative charges	(82,325)	(2,002)	(5,499)	(54,176)	(20,414)
Net investment income (loss)	118,905	(1,836)	2,552	59,639	23,567
Net realized gain (loss)	(145,561)	923	(16,544)	(115,826)	(17,918)
Capital gain distribution from mutual funds	—	2,000	—	—	—
Change in unrealized appreciation (depreciation) of investments	81,095	7,345	39,314	47,281	17,597
Increase (decrease) in net assets from operations	54,439	8,432	25,322	(8,906)	23,246

From contract transactions:
Payments received from contract owners	57,454	16,733	—	36,851	—
Payments for contract benefits or terminations	(749,388)	(7,037)	(26,091)	(395,404)	(164,132)
Transfers between sub-accounts (including fixed account), net	657,403	9,334	(40,555)	379,975	114,620
Contract maintenance charges	(66,577)	(870)	(3,913)	(51,646)	(24,173)
Increase (decrease) in net assets from contract transactions	(101,108)	18,160	(70,559)	(30,224)	(73,685)

Increase (decrease) in net assets	(46,669)	26,592	(45,237)	(39,130)	(50,439)
Net assets at beginning of period	6,369,882	121,441	468,407	4,366,306	1,735,274
Net assets at end of period	$6,323,213	$148,033	$423,170	$4,327,176	$1,684,835

Beginning units	345,958	9,070	28,629	447,244	175,188
Units issued	39,924	1,958	3,552	57,551	12,522
Units redeemed	(45,993)	(606)	(7,878)	(59,853)	(19,950)
Ending units	339,889	10,422	24,303	444,942	167,760

For the Year Ended December 31, 2023
From operations:
Dividends	$209,584	$198	$8,933	$88,816	$25,741
Mortality and expense risk and administrative charges	(81,050)	(1,191)	(5,847)	(50,304)	(19,537)
Net investment income (loss)	128,534	(993)	3,086	38,512	6,204
Net realized gain (loss)	(196,081)	(475)	(6,677)	(99,501)	(19,662)
Capital gain distribution from mutual funds	—	—	26,241	—	—
Change in unrealized appreciation (depreciation) of investments	440,963	20,767	32,815	232,832	70,807
Increase (decrease) in net assets from operations	373,416	19,299	55,465	171,843	57,349

From contract transactions:
Payments received from contract owners	263,814	—	—	205,731	16,177
Payments for contract benefits or terminations	(389,822)	(1,086)	(33,054)	(337,932)	(76,337)
Transfers between sub-accounts (including fixed account), net	(28,517)	39,242	3,183	206,385	141,174
Contract maintenance charges	(89,121)	(866)	(4,904)	(62,018)	(29,716)
Increase (decrease) in net assets from contract transactions	(243,646)	37,290	(34,775)	12,166	51,298

Increase (decrease) in net assets	129,770	56,589	20,690	184,009	108,647
Net assets at beginning of period	6,240,112	64,852	447,717	4,182,297	1,626,627
Net assets at end of period	$6,369,882	$121,441	$468,407	$4,366,306	$1,735,274

Beginning units	360,858	6,043	30,809	446,510	170,069
Units issued	44,024	3,706	3,073	56,867	21,193
Units redeemed	(58,924)	(679)	(5,253)	(56,133)	(16,074)
Ending units	345,958	9,070	28,629	447,244	175,188

The accompanying Notes to Financial Statements are an integral part of this statement.

15

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	SAST SA Franklin Tactical Opportunities Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$27,895	$5,757	$58	$46,192	$1,253
Mortality and expense risk and administrative charges	(18,316)	(10,479)	(99)	(59,571)	(11,401)
Net investment income (loss)	9,579	(4,722)	(41)	(13,379)	(10,148)
Net realized gain (loss)	(5,504)	(19,223)	26	(88,132)	8,701
Capital gain distribution from mutual funds	15,265	20,872	296	—	2,844
Change in unrealized appreciation (depreciation) of investments	190,937	81,572	1,359	853,618	95,685
Increase (decrease) in net assets from operations	210,277	78,499	1,640	752,107	97,082

From contract transactions:
Payments for contract benefits or terminations	(186,224)	(84,297)	—	(441,590)	(19,325)
Transfers between sub-accounts (including fixed account), net	249,502	(13,724)	8,485	(111,467)	(2,038)
Contract maintenance charges	(7,807)	(4,896)	(106)	(21,942)	(9,842)
Increase (decrease) in net assets from contract transactions	55,471	(102,917)	8,379	(574,999)	(31,205)

Increase (decrease) in net assets	265,748	(24,418)	10,019	177,108	65,877
Net assets at beginning of period	1,211,501	809,366	2,356	4,261,860	873,274
Net assets at end of period	$1,477,249	$784,948	$12,375	$4,438,968	$939,151

Beginning units	44,520	30,734	158	108,732	66,441
Units issued	10,289	1,288	515	2,304	1,167
Units redeemed	(8,145)	(4,969)	(25)	(15,483)	(3,329)
Ending units	46,664	27,053	648	95,553	64,279

For the Year Ended December 31, 2023
From operations:
Dividends	$25,132	$1,909	$29	$61,064	$11,783
Mortality and expense risk and administrative charges	(16,552)	(10,005)	(25)	(54,752)	(9,052)
Net investment income (loss)	8,580	(8,096)	4	6,312	2,731
Net realized gain (loss)	(19,136)	(13,704)	(12)	(138,061)	2,147
Capital gain distribution from mutual funds	113,464	56,529	203	—	1,014
Change in unrealized appreciation (depreciation) of investments	(39,789)	47,902	193	394,182	100,401
Increase (decrease) in net assets from operations	63,119	82,631	388	262,433	106,293

From contract transactions:
Payments received from contract owners	—	15,280	—	—	113,735
Payments for contract benefits or terminations	(154,611)	(38,145)	—	(261,380)	(33,667)
Transfers between sub-accounts (including fixed account), net	71,220	17,724	48	178,733	2,677
Contract maintenance charges	(9,383)	(6,511)	(47)	(27,503)	(9,997)
Increase (decrease) in net assets from contract transactions	(92,774)	(11,652)	1	(110,150)	72,748

Increase (decrease) in net assets	(29,655)	70,979	389	152,283	179,041
Net assets at beginning of period	1,241,156	738,387	1,967	4,109,577	694,233
Net assets at end of period	$1,211,501	$809,366	$2,356	$4,261,860	$873,274

Beginning units	48,315	31,203	158	111,738	60,336
Units issued	3,490	1,870	4	7,441	10,251
Units redeemed	(7,285)	(2,339)	(4)	(10,447)	(4,146)
Ending units	44,520	30,734	158	108,732	66,441

The accompanying Notes to Financial Statements are an integral part of this statement.

16

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Global Index Allocation 60/40 Portfolio Class 3	SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA Index Allocation 60/40 Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$45,762	$33,159	$120,997	$170,912	$117,473
Mortality and expense risk and administrative charges	(30,095)	(32,808)	(121,295)	(48,093)	(118,373)
Net investment income (loss)	15,667	351	(298)	122,819	(900)
Net realized gain (loss)	33,198	34,785	531,028	26,567	240,648
Capital gain distribution from mutual funds	67,485	53,524	225,158	188,043	299,771
Change in unrealized appreciation (depreciation) of investments	59,096	126,225	242,848	75,454	448,840
Increase (decrease) in net assets from operations	175,446	214,885	998,736	412,883	988,359

From contract transactions:
Payments received from contract owners	—	—	100,000	582,387	—
Payments for contract benefits or terminations	(123,589)	(61,226)	(800,895)	(180,463)	(957,741)
Transfers between sub-accounts (including fixed account), net	15,894	(15,620)	(975,457)	23,841	160,354
Contract maintenance charges	(24,829)	(29,767)	(107,283)	(41,689)	(93,945)
Increase (decrease) in net assets from contract transactions	(132,524)	(106,613)	(1,783,635)	384,076	(891,332)

Increase (decrease) in net assets	42,922	108,272	(784,899)	796,959	97,027
Net assets at beginning of period	2,426,145	2,478,500	9,982,254	3,188,187	9,549,314
Net assets at end of period	$2,469,067	$2,586,772	$9,197,355	$3,985,146	$9,646,341

Beginning units	196,866	194,552	753,990	247,110	653,475
Units issued	2,874	2,562	12,734	46,948	11,442
Units redeemed	(13,041)	(10,556)	(136,250)	(18,516)	(68,468)
Ending units	186,699	186,558	630,474	275,542	596,449

For the Year Ended December 31, 2023
From operations:
Dividends	$35,300	$35,077	$161,165	$27,691	$130,215
Mortality and expense risk and administrative charges	(28,413)	(29,959)	(111,276)	(37,697)	(110,879)
Net investment income (loss)	6,887	5,118	49,889	(10,006)	19,336
Net realized gain (loss)	20,585	16,162	85,770	(12,183)	95,265
Capital gain distribution from mutual funds	70,901	82,745	339,868	—	380,027
Change in unrealized appreciation (depreciation) of investments	174,685	209,278	919,708	444,293	690,716
Increase (decrease) in net assets from operations	273,058	313,303	1,395,235	422,104	1,185,344

From contract transactions:
Payments received from contract owners	15,000	—	34,802	100,007	(78)
Payments for contract benefits or terminations	(150,917)	(57,196)	(225,311)	(69,158)	(591,531)
Transfers between sub-accounts (including fixed account), net	3,039	(2,645)	404,536	(12,207)	2,626
Contract maintenance charges	(31,187)	(35,788)	(140,019)	(43,675)	(115,612)
Increase (decrease) in net assets from contract transactions	(164,065)	(95,629)	74,008	(25,033)	(704,595)

Increase (decrease) in net assets	108,993	217,674	1,469,243	397,071	480,749
Net assets at beginning of period	2,317,152	2,260,826	8,513,011	2,791,116	9,068,565
Net assets at end of period	$2,426,145	$2,478,500	$9,982,254	$3,188,187	$9,549,314

Beginning units	210,941	202,599	748,662	249,098	705,429
Units issued	1,973	1,136	42,762	10,861	2,504
Units redeemed	(16,048)	(9,183)	(37,434)	(12,849)	(54,458)
Ending units	196,866	194,552	753,990	247,110	653,475

The accompanying Notes to Financial Statements are an integral part of this statement.

17

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA Index Allocation 90/10 Portfolio Class 3	SAST SA International Index Portfolio Class 3	SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA Janus Focused Growth Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$172,153	$559,978	$11,370	$—	$—
Mortality and expense risk and administrative charges	(189,342)	(655,710)	(6,277)	(10,825)	(17,385)
Net investment income (loss)	(17,189)	(95,732)	5,093	(10,825)	(17,385)
Net realized gain (loss)	519,151	2,950,707	4,029	(32,598)	29,438
Capital gain distribution from mutual funds	510,664	1,706,172	—	—	67,444
Change in unrealized appreciation (depreciation) of investments	883,071	2,831,115	1,381	146,221	229,945
Increase (decrease) in net assets from operations	1,895,697	7,392,262	10,503	102,798	309,442

From contract transactions:
Payments received from contract owners	333,275	1,067,211	—	120,000	15,082
Payments for contract benefits or terminations	(1,452,926)	(6,532,927)	(62,506)	(31,238)	(109,002)
Transfers between sub-accounts (including fixed account), net	253,816	(2,089,388)	21,368	42,267	(9,505)
Contract maintenance charges	(163,999)	(591,122)	(4,294)	(6,040)	(8,992)
Increase (decrease) in net assets from contract transactions	(1,029,834)	(8,146,226)	(45,432)	124,989	(112,417)

Increase (decrease) in net assets	865,863	(753,964)	(34,929)	227,787	197,025
Net assets at beginning of period	14,038,101	52,243,368	484,495	619,656	1,193,692
Net assets at end of period	$14,903,964	$51,489,404	$449,566	$847,443	$1,390,717

Beginning units	865,082	3,066,823	41,188	20,650	29,178
Units issued	38,386	67,135	3,381	6,100	1,923
Units redeemed	(94,014)	(498,898)	(6,923)	(1,962)	(4,288)
Ending units	809,454	2,635,060	37,646	24,788	26,813

For the Year Ended December 31, 2023
From operations:
Dividends	$203,643	$770,160	$10,593	$—	$—
Mortality and expense risk and administrative charges	(167,656)	(593,459)	(5,664)	(6,489)	(13,879)
Net investment income (loss)	35,987	176,701	4,929	(6,489)	(13,879)
Net realized gain (loss)	308,693	698,698	(378)	(10,727)	(12,583)
Capital gain distribution from mutual funds	641,592	2,355,336	—	—	—
Change in unrealized appreciation (depreciation) of investments	1,145,106	5,159,795	60,120	71,620	368,272
Increase (decrease) in net assets from operations	2,131,378	8,390,530	64,671	54,404	341,810

From contract transactions:
Payments received from contract owners	484,537	1,087,705	65,930	11,100	76,962
Payments for contract benefits or terminations	(732,711)	(1,894,702)	(48,421)	(3,513)	(81,938)
Transfers between sub-accounts (including fixed account), net	(472,994)	21,829	(671)	182,553	(92,022)
Contract maintenance charges	(203,504)	(757,160)	(4,412)	(4,471)	(9,784)
Increase (decrease) in net assets from contract transactions	(924,672)	(1,542,328)	12,426	185,669	(106,782)

Increase (decrease) in net assets	1,206,706	6,848,202	77,097	240,073	235,028
Net assets at beginning of period	12,831,395	45,395,166	407,398	379,583	958,664
Net assets at end of period	$14,038,101	$52,243,368	$484,495	$619,656	$1,193,692

Beginning units	924,633	3,162,411	40,078	14,070	32,083
Units issued	33,763	92,452	6,825	7,062	2,503
Units redeemed	(93,314)	(188,040)	(5,715)	(482)	(5,408)
Ending units	865,082	3,066,823	41,188	20,650	29,178

The accompanying Notes to Financial Statements are an integral part of this statement.

18

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Diversified Balanced Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 3	SAST SA JPMorgan Large Cap Core Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$46,578	$15,265	$33,691	$3,362	$1,729
Mortality and expense risk and administrative charges	(38,957)	(8,148)	(21,694)	(3,495)	(16,478)
Net investment income (loss)	7,621	7,117	11,997	(133)	(14,749)
Net realized gain (loss)	(6,309)	(2,296)	(2,442)	1,757	50,760
Capital gain distribution from mutual funds	—	—	106,989	21,411	115,111
Change in unrealized appreciation (depreciation) of investments	243,660	45,654	54,347	24,707	107,735
Increase (decrease) in net assets from operations	244,972	50,475	170,891	47,742	258,857

From contract transactions:
Payments for contract benefits or terminations	(428,417)	(92,271)	(314,030)	(1,851)	(632,995)
Transfers between sub-accounts (including fixed account), net	95,855	14,716	14,669	98,806	(8,718)
Contract maintenance charges	(33,961)	(4,166)	(9,444)	(2,928)	(7,572)
Increase (decrease) in net assets from contract transactions	(366,523)	(81,721)	(308,805)	94,027	(649,285)

Increase (decrease) in net assets	(121,551)	(31,246)	(137,914)	141,769	(390,428)
Net assets at beginning of period	3,159,851	588,815	1,621,476	168,088	1,474,683
Net assets at end of period	$3,038,300	$557,569	$1,483,562	$309,857	$1,084,255

Beginning units	137,204	50,406	55,234	7,719	45,723
Units issued	4,284	2,906	1,633	4,949	1,440
Units redeemed	(19,267)	(9,427)	(11,368)	(785)	(19,491)
Ending units	122,221	43,885	45,499	11,883	27,672

For the Year Ended December 31, 2023
From operations:
Dividends	$40,954	$21,015	$35,637	$1,840	$7,157
Mortality and expense risk and administrative charges	(38,480)	(7,938)	(21,805)	(1,820)	(17,301)
Net investment income (loss)	2,474	13,077	13,832	20	(10,144)
Net realized gain (loss)	(82,657)	(226)	2,830	(57)	(1,888)
Capital gain distribution from mutual funds	—	—	146,583	4,963	43,894
Change in unrealized appreciation (depreciation) of investments	469,909	32,171	(119,086)	24,409	264,312
Increase (decrease) in net assets from operations	389,726	45,022	44,159	29,335	296,174

From contract transactions:
Payments received from contract owners	110,090	—	180	—	197,587
Payments for contract benefits or terminations	(366,191)	(21,531)	(114,386)	(171)	(98,814)
Transfers between sub-accounts (including fixed account), net	(11,027)	35,561	95,518	7,320	(53,080)
Contract maintenance charges	(49,471)	(5,386)	(12,353)	(1,799)	(6,569)
Increase (decrease) in net assets from contract transactions	(316,599)	8,644	(31,041)	5,350	39,124

Increase (decrease) in net assets	73,127	53,666	13,118	34,685	335,298
Net assets at beginning of period	3,086,724	535,149	1,608,358	133,403	1,139,385
Net assets at end of period	$3,159,851	$588,815	$1,621,476	$168,088	$1,474,683

Beginning units	152,277	49,771	56,420	7,481	44,338
Units issued	7,859	3,707	3,832	681	6,751
Units redeemed	(22,932)	(3,072)	(5,018)	(443)	(5,366)
Ending units	137,204	50,406	55,234	7,719	45,723

The accompanying Notes to Financial Statements are an integral part of this statement.

19

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan MFS Core Bond Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$208,949	$—	$86,476	$4,688	$33,610
Mortality and expense risk and administrative charges	(78,216)	(42,730)	(28,651)	(15,002)	(43,821)
Net investment income (loss)	130,733	(42,730)	57,825	(10,314)	(10,211)
Net realized gain (loss)	(158,725)	(431,337)	4,106	72,671	88,928
Capital gain distribution from mutual funds	—	—	—	39,908	159,432
Change in unrealized appreciation (depreciation) of investments	51,185	823,227	24,882	246,308	409,536
Increase (decrease) in net assets from operations	23,193	349,160	86,813	348,573	647,685

From contract transactions:
Payments received from contract owners	43,466	272,238	33,522	—	238,874
Payments for contract benefits or terminations	(852,514)	(288,144)	(99,719)	(98,464)	(228,657)
Transfers between sub-accounts (including fixed account), net	545,996	(81,923)	86,925	(116,016)	(41,536)
Contract maintenance charges	(59,355)	(27,110)	(30,547)	(10,440)	(17,345)
Increase (decrease) in net assets from contract transactions	(322,407)	(124,939)	(9,819)	(224,920)	(48,664)

Increase (decrease) in net assets	(299,214)	224,221	76,994	123,653	599,021
Net assets at beginning of period	6,392,835	3,001,177	2,257,386	1,087,484	2,716,484
Net assets at end of period	$6,093,621	$3,225,398	$2,334,380	$1,211,137	$3,315,505

Beginning units	452,059	66,214	256,699	58,870	146,607
Units issued	62,555	10,806	18,309	594	18,384
Units redeemed	(85,103)	(13,752)	(19,341)	(10,377)	(18,937)
Ending units	429,511	63,268	255,667	49,087	146,054

For the Year Ended December 31, 2023
From operations:
Dividends	$166,433	$—	$20,164	$3,089	$28,854
Mortality and expense risk and administrative charges	(80,437)	(33,268)	(25,841)	(11,723)	(29,050)
Net investment income (loss)	85,996	(33,268)	(5,677)	(8,634)	(196)
Net realized gain (loss)	(164,615)	(166,098)	(3,236)	15,541	33,046
Capital gain distribution from mutual funds	—	—	—	23,811	97,431
Change in unrealized appreciation (depreciation) of investments	378,795	711,438	74,032	193,996	346,104
Increase (decrease) in net assets from operations	300,176	512,072	65,119	224,714	476,385

From contract transactions:
Payments received from contract owners	175,517	128,190	32,820	100,650	406,979
Payments for contract benefits or terminations	(484,062)	(143,979)	(60,329)	(32,545)	(87,204)
Transfers between sub-accounts (including fixed account), net	177,787	292,356	245,961	(21,639)	129,669
Contract maintenance charges	(88,658)	(27,736)	(35,592)	(10,868)	(17,178)
Increase (decrease) in net assets from contract transactions	(219,416)	248,831	182,860	35,598	432,266

Increase (decrease) in net assets	80,760	760,903	247,979	260,312	908,651
Net assets at beginning of period	6,312,075	2,240,274	2,009,407	827,172	1,807,833
Net assets at end of period	$6,392,835	$3,001,177	$2,257,386	$1,087,484	$2,716,484

Beginning units	468,204	60,097	235,967	57,090	120,688
Units issued	52,236	12,367	43,468	7,997	41,940
Units redeemed	(68,381)	(6,250)	(22,736)	(6,217)	(16,021)
Ending units	452,059	66,214	256,699	58,870	146,607

The accompanying Notes to Financial Statements are an integral part of this statement.

20

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Large Cap Value Index Portfolio Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$5,875	$—	$10,131	$32,018	$13,019
Mortality and expense risk and administrative charges	(8,869)	(30,184)	(19,722)	(19,357)	(18,500)
Net investment income (loss)	(2,994)	(30,184)	(9,591)	12,661	(5,481)
Net realized gain (loss)	28,844	54,296	3,001	(15,704)	59,025
Capital gain distribution from mutual funds	52,907	276,141	195,253	55,942	13,826
Change in unrealized appreciation (depreciation) of investments	(998)	351,324	38,537	40,170	100,040
Increase (decrease) in net assets from operations	77,759	651,577	227,200	93,069	167,410

From contract transactions:
Payments received from contract owners	11,900	126,170	—	—	—
Payments for contract benefits or terminations	(149,666)	(283,790)	(302,839)	(365,419)	(146,909)
Transfers between sub-accounts (including fixed account), net	14,406	(106,596)	(32,327)	68,825	17,959
Contract maintenance charges	(7,722)	(11,945)	(5,621)	(12,767)	(13,680)
Increase (decrease) in net assets from contract transactions	(131,082)	(276,161)	(340,787)	(309,361)	(142,630)

Increase (decrease) in net assets	(53,323)	375,416	(113,587)	(216,292)	24,780
Net assets at beginning of period	720,633	2,007,666	1,398,173	1,553,115	1,396,690
Net assets at end of period	$667,310	$2,383,082	$1,284,586	$1,336,823	$1,421,470

Beginning units	43,660	49,497	39,657	70,781	93,577
Units issued	3,978	5,373	318	3,402	4,444
Units redeemed	(10,969)	(10,931)	(8,960)	(16,983)	(12,877)
Ending units	36,669	43,939	31,015	57,200	85,144

For the Year Ended December 31, 2023
From operations:
Dividends	$9,263	$5,392	$8,089	$25,124	$13,570
Mortality and expense risk and administrative charges	(7,091)	(24,799)	(19,606)	(17,825)	(16,471)
Net investment income (loss)	2,172	(19,407)	(11,517)	7,299	(2,901)
Net realized gain (loss)	7,743	1,638	(2,567)	(4,243)	31,052
Capital gain distribution from mutual funds	56,054	32,250	114,458	49,573	32,852
Change in unrealized appreciation (depreciation) of investments	43,038	595,046	116,353	66,839	116,766
Increase (decrease) in net assets from operations	109,007	609,527	216,727	119,468	177,769

From contract transactions:
Payments received from contract owners	138,303	13,541	—	53,223	89,923
Payments for contract benefits or terminations	(51,071)	(129,848)	(115,638)	(17,470)	(70,289)
Transfers between sub-accounts (including fixed account), net	60,218	(100,600)	(27,941)	75,566	(1,298)
Contract maintenance charges	(7,870)	(12,332)	(8,072)	(16,946)	(16,041)
Increase (decrease) in net assets from contract transactions	139,580	(229,239)	(151,651)	94,373	2,295

Increase (decrease) in net assets	248,587	380,288	65,076	213,841	180,064
Net assets at beginning of period	472,046	1,627,378	1,333,097	1,339,274	1,216,626
Net assets at end of period	$720,633	$2,007,666	$1,398,173	$1,553,115	$1,396,690

Beginning units	34,355	55,808	44,193	66,298	93,157
Units issued	14,676	3,057	453	6,354	9,024
Units redeemed	(5,371)	(9,368)	(4,989)	(1,871)	(8,604)
Ending units	43,660	49,497	39,657	70,781	93,577

The accompanying Notes to Financial Statements are an integral part of this statement.

21

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Morgan Stanley International Equities Portfolio Class 3	SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	SAST SA PIMCO RAE International Value Portfolio Class 3	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$12,227	$52,120	$20,810	$1,271,589	$107,063
Mortality and expense risk and administrative charges	(11,231)	(30,156)	(8,604)	(384,418)	(22,303)
Net investment income (loss)	996	21,964	12,206	887,171	84,760
Net realized gain (loss)	(2,733)	(97,010)	(12,823)	(521,610)	(7,280)
Capital gain distribution from mutual funds	—	—	—	390,043	—
Change in unrealized appreciation (depreciation) of investments	15,116	245	5,794	1,469,602	17,250
Increase (decrease) in net assets from operations	13,379	(74,801)	5,177	2,225,206	94,730

From contract transactions:
Payments received from contract owners	16,733	—	—	110,678	—
Payments for contract benefits or terminations	(145,576)	(377,626)	(119,777)	(2,976,842)	(163,458)
Transfers between sub-accounts (including fixed account), net	35,563	203,441	33,126	409,556	43,795
Contract maintenance charges	(3,492)	(27,651)	(2,712)	(372,723)	(4,631)
Increase (decrease) in net assets from contract transactions	(96,772)	(201,836)	(89,363)	(2,829,331)	(124,294)

Increase (decrease) in net assets	(83,393)	(276,637)	(84,186)	(604,125)	(29,564)
Net assets at beginning of period	834,616	2,576,530	645,586	30,121,781	1,647,899
Net assets at end of period	$751,223	$2,299,893	$561,400	$29,517,656	$1,618,335

Beginning units	62,581	243,079	54,921	2,088,979	84,372
Units issued	4,787	26,929	3,570	56,782	3,166
Units redeemed	(11,713)	(47,093)	(10,874)	(243,473)	(9,155)
Ending units	55,655	222,915	47,617	1,902,288	78,383

For the Year Ended December 31, 2023
From operations:
Dividends	$10,437	$—	$25,427	$1,213,674	$96,925
Mortality and expense risk and administrative charges	(11,806)	(30,836)	(8,853)	(367,604)	(21,102)
Net investment income (loss)	(1,369)	(30,836)	16,574	846,070	75,823
Net realized gain (loss)	(3,990)	(36,093)	(3,695)	(769,571)	(20,884)
Change in unrealized appreciation (depreciation) of investments	117,336	134,625	77,363	2,816,061	155,104
Increase (decrease) in net assets from operations	111,977	67,696	90,242	2,892,560	210,043

From contract transactions:
Payments received from contract owners	—	134,777	14,511	460,290	—
Payments for contract benefits or terminations	(112,231)	(106,295)	(42,392)	(1,875,862)	(107,794)
Transfers between sub-accounts (including fixed account), net	30,511	189,599	(4,528)	457,180	26,267
Contract maintenance charges	(5,112)	(37,340)	(4,006)	(487,073)	(5,935)
Increase (decrease) in net assets from contract transactions	(86,832)	180,741	(36,415)	(1,445,465)	(87,462)

Increase (decrease) in net assets	25,145	248,437	53,827	1,447,095	122,581
Net assets at beginning of period	809,471	2,328,093	591,759	28,674,686	1,525,318
Net assets at end of period	$834,616	$2,576,530	$645,586	$30,121,781	$1,647,899

Beginning units	69,609	225,931	58,132	2,195,714	89,329
Units issued	5,213	32,157	2,706	106,355	3,953
Units redeemed	(12,241)	(15,009)	(5,917)	(213,090)	(8,910)
Ending units	62,581	243,079	54,921	2,088,979	84,372

The accompanying Notes to Financial Statements are an integral part of this statement.

22

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Putnam International Growth and Income Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 3	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$3,812	$283,172	$9,741	$43,632	$828,022
Mortality and expense risk and administrative charges	(1,743)	(217,090)	(14,440)	(51,012)	(560,101)
Net investment income (loss)	2,069	66,082	(4,699)	(7,380)	267,921
Net realized gain (loss)	6,824	(202,226)	33,017	88,968	102,922
Capital gain distribution from mutual funds	4,043	—	14,836	46,828	—
Change in unrealized appreciation (depreciation) of investments	(7,805)	1,813,259	65,798	351,039	4,691,948
Increase (decrease) in net assets from operations	5,131	1,677,115	108,952	479,455	5,062,791

From contract transactions:
Payments received from contract owners	—	135,040	2,575	530,232	628,199
Payments for contract benefits or terminations	(24,043)	(2,088,042)	(140,948)	(211,598)	(4,798,389)
Transfers between sub-accounts (including fixed account), net	16,280	19,316	31,423	25,128	(400,433)
Contract maintenance charges	(1,059)	(213,922)	(10,641)	(49,048)	(561,509)
Increase (decrease) in net assets from contract transactions	(8,822)	(2,147,608)	(117,591)	294,714	(5,132,132)

Increase (decrease) in net assets	(3,691)	(470,493)	(8,639)	774,169	(69,341)
Net assets at beginning of period	132,655	17,163,998	1,098,081	3,720,563	43,753,775
Net assets at end of period	$128,964	$16,693,505	$1,089,442	$4,494,732	$43,684,434

Beginning units	10,451	1,333,412	85,637	251,212	2,896,672
Units issued	1,324	30,319	5,388	36,517	78,856
Units redeemed	(2,056)	(186,677)	(13,264)	(18,123)	(391,511)
Ending units	9,719	1,177,054	77,761	269,606	2,584,017

For the Year Ended December 31, 2023
From operations:
Dividends	$2,938	$208,532	$7,820	$31,302	$693,538
Mortality and expense risk and administrative charges	(1,891)	(206,042)	(13,156)	(40,100)	(520,673)
Net investment income (loss)	1,047	2,490	(5,336)	(8,798)	172,865
Net realized gain (loss)	148	(368,031)	5,562	54,720	(458,495)
Capital gain distribution from mutual funds	—	—	4,591	26,794	—
Change in unrealized appreciation (depreciation) of investments	20,912	2,505,274	138,127	482,194	6,115,845
Increase (decrease) in net assets from operations	22,107	2,139,733	142,944	554,910	5,830,215

From contract transactions:
Payments received from contract owners	—	154,882	107,796	365,846	1,058,580
Payments for contract benefits or terminations	(26,300)	(1,095,515)	(84,231)	(188,511)	(2,233,825)
Transfers between sub-accounts (including fixed account), net	(3,310)	67,590	(9,256)	297	(470,168)
Contract maintenance charges	(1,206)	(282,737)	(11,662)	(52,204)	(713,435)
Increase (decrease) in net assets from contract transactions	(30,816)	(1,155,780)	2,647	125,428	(2,358,848)

Increase (decrease) in net assets	(8,709)	983,953	145,591	680,338	3,471,367
Net assets at beginning of period	141,364	16,180,045	952,490	3,040,225	40,282,408
Net assets at end of period	$132,655	$17,163,998	$1,098,081	$3,720,563	$43,753,775

Beginning units	13,079	1,431,142	85,153	241,641	3,063,805
Units issued	150	41,878	13,032	32,359	125,010
Units redeemed	(2,778)	(139,608)	(12,548)	(22,788)	(292,143)
Ending units	10,451	1,333,412	85,637	251,212	2,896,672

The accompanying Notes to Financial Statements are an integral part of this statement.

23

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA VCP Dynamic Allocation Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 3	SAST SA Wellington Government and Quality Bond Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$1,181,319	$1,178,928	$572,997	$—	$155,249
Mortality and expense risk and administrative charges	(1,099,911)	(1,120,857)	(431,041)	(133,575)	(55,182)
Net investment income (loss)	81,408	58,071	141,956	(133,575)	100,067
Net realized gain (loss)	(1,077,137)	(588,847)	582,347	(1,044,668)	(170,222)
Capital gain distribution from mutual funds	1,080,254	31,627	1,807,517	—	—
Change in unrealized appreciation (depreciation) of investments	9,866,996	9,844,617	2,109,078	4,580,442	52,836
Increase (decrease) in net assets from operations	9,951,521	9,345,468	4,640,898	3,402,199	(17,319)

From contract transactions:
Payments received from contract owners	1,855,385	1,426,332	1,332,263	126,013	2,511
Payments for contract benefits or terminations	(10,341,948)	(11,258,333)	(1,266,325)	(709,091)	(620,051)
Transfers between sub-accounts (including fixed account), net	(1,214,230)	(664,436)	517,404	(924,756)	502,622
Contract maintenance charges	(1,066,570)	(1,071,584)	(441,967)	(56,320)	(41,005)
Increase (decrease) in net assets from contract transactions	(10,767,363)	(11,568,021)	141,375	(1,564,154)	(155,923)

Increase (decrease) in net assets	(815,842)	(2,222,553)	4,782,273	1,838,045	(173,242)
Net assets at beginning of period	85,383,562	87,657,251	31,620,405	8,942,859	4,335,894
Net assets at end of period	$84,567,720	$85,434,698	$36,402,678	$10,780,904	$4,162,652

Beginning units	4,910,934	5,200,084	2,433,774	156,312	370,872
Units issued	141,681	136,416	175,629	4,152	51,431
Units redeemed	(715,859)	(780,127)	(161,251)	(25,532)	(64,029)
Ending units	4,336,756	4,556,373	2,448,152	134,932	358,274

For the Year Ended December 31, 2023
From operations:
Dividends	$1,814,099	$2,114,204	$408,749	$—	$84,506
Mortality and expense risk and administrative charges	(1,030,219)	(1,083,415)	(353,858)	(112,192)	(55,305)
Net investment income (loss)	783,880	1,030,789	54,891	(112,192)	29,201
Net realized gain (loss)	(1,297,262)	(505,514)	123,149	(3,812,218)	(140,853)
Capital gain distribution from mutual funds	3,685,135	7,453,794	384,209	—	—
Change in unrealized appreciation (depreciation) of investments	6,277,606	730,936	3,385,963	6,628,050	248,282
Increase (decrease) in net assets from operations	9,449,359	8,710,005	3,948,212	2,703,640	136,630

From contract transactions:
Payments received from contract owners	2,812,346	1,419,629	1,602,365	302,458	2,543
Payments for contract benefits or terminations	(7,145,324)	(7,013,635)	(743,038)	(1,331,371)	(264,098)
Transfers between sub-accounts (including fixed account), net	(331,210)	(8,506)	316,704	(740,166)	186,627
Contract maintenance charges	(1,354,467)	(1,431,263)	(494,100)	(62,830)	(56,959)
Increase (decrease) in net assets from contract transactions	(6,018,655)	(7,033,775)	681,931	(1,831,909)	(131,887)

Increase (decrease) in net assets	3,430,704	1,676,230	4,630,143	871,731	4,743
Net assets at beginning of period	81,952,858	85,981,021	26,990,262	8,071,128	4,331,151
Net assets at end of period	$85,383,562	$87,657,251	$31,620,405	$8,942,859	$4,335,894

Beginning units	5,286,401	5,646,491	2,378,599	194,412	383,586
Units issued	220,720	164,392	185,367	19,054	35,185
Units redeemed	(596,187)	(610,799)	(130,192)	(57,154)	(47,899)
Ending units	4,910,934	5,200,084	2,433,774	156,312	370,872

The accompanying Notes to Financial Statements are an integral part of this statement.

24

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	T Rowe Price Retirement 2015 Advisor Class	T Rowe Price Retirement 2020 Advisor Class	T Rowe Price Retirement 2025 Advisor Class	T Rowe Price Retirement 2030 Advisor Class
For the Year Ended December 31, 2024
From operations:
Dividends	$20,958	$354,180	$683,438	$1,515,054	$1,792,403
Mortality and expense risk and administrative charges	(25,825)	(140,974)	(287,199)	(630,828)	(864,325)
Net investment income (loss)	(4,867)	213,206	396,239	884,226	928,078
Net realized gain (loss)	35,133	(341,535)	(1,302,887)	(677,113)	142,863
Capital gain distribution from mutual funds	—	168,274	448,646	1,092,719	1,166,172
Change in unrealized appreciation (depreciation) of investments	198,552	1,054,737	2,719,301	3,987,808	5,638,918
Increase (decrease) in net assets from operations	228,818	1,094,682	2,261,299	5,287,640	7,876,031

From contract transactions:
Payments received from contract owners	—	1,874,642	2,888,989	6,940,074	12,017,881
Payments for contract benefits or terminations	(296,742)	(3,433,021)	(8,333,002)	(13,257,753)	(10,778,989)
Transfers between sub-accounts (including fixed account), net	15,512	26,890	1,641,747	1,005,843	2,768,212
Contract maintenance charges	(21,365)	(3,441)	(2,561)	(6,103)	(12,170)
Increase (decrease) in net assets from contract transactions	(302,595)	(1,534,930)	(3,804,827)	(5,317,939)	3,994,934

Increase (decrease) in net assets	(73,777)	(440,248)	(1,543,528)	(30,299)	11,870,965
Net assets at beginning of period	2,090,949	14,765,793	29,828,448	65,140,724	83,010,435
Net assets at end of period	$2,017,172	$14,325,545	$28,284,920	$65,110,425	$94,881,400

Beginning units	150,038	10,222,665	19,810,447	41,364,275	49,896,989
Units issued	2,540	29,516,864	33,647,293	28,392,906	13,158,630
Units redeemed	(22,488)	(30,500,133)	(36,015,189)	(31,567,398)	(10,907,154)
Ending units	130,090	9,239,396	17,442,551	38,189,783	52,148,465

For the Year Ended December 31, 2023
From operations:
Dividends	$25,865	$403,690	$652,125	$1,241,711	$1,368,816
Mortality and expense risk and administrative charges	(24,256)	(134,892)	(302,420)	(594,123)	(727,603)
Net investment income (loss)	1,609	268,798	349,705	647,588	641,213
Net realized gain (loss)	(1,129)	(2,032,360)	(1,883,628)	(1,396,459)	(1,046,479)
Capital gain distribution from mutual funds	—	498,550	1,232,190	2,617,419	3,319,644
Change in unrealized appreciation (depreciation) of investments	251,469	2,770,802	3,818,818	5,841,773	7,659,984
Increase (decrease) in net assets from operations	251,949	1,505,790	3,517,085	7,710,321	10,574,362

From contract transactions:
Payments received from contract owners	14,511	3,526,659	1,436,751	5,229,891	9,095,500
Payments for contract benefits or terminations	(82,729)	(3,035,273)	(5,036,799)	(8,672,279)	(7,273,357)
Transfers between sub-accounts (including fixed account), net	5,393	(107,621)	(2,177,229)	(996,320)	839,646
Contract maintenance charges	(28,378)	(3,611)	(3,108)	(6,729)	(12,624)
Increase (decrease) in net assets from contract transactions	(91,203)	380,154	(5,780,385)	(4,445,437)	2,649,165

Increase (decrease) in net assets	160,746	1,885,944	(2,263,300)	3,264,884	13,223,527
Net assets at beginning of period	1,930,203	12,879,849	32,091,748	61,875,840	69,786,908
Net assets at end of period	$2,090,949	$14,765,793	$29,828,448	$65,140,724	$83,010,435

Beginning units	157,140	9,880,562	23,704,077	43,902,850	47,962,404
Units issued	2,985	33,053,300	22,267,699	16,015,535	13,754,043
Units redeemed	(10,087)	(32,711,197)	(26,161,329)	(18,554,110)	(11,819,458)
Ending units	150,038	10,222,665	19,810,447	41,364,275	49,896,989

The accompanying Notes to Financial Statements are an integral part of this statement.

25

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	T Rowe Price Retirement 2035 Advisor Class	T Rowe Price Retirement 2040 Advisor Class	T Rowe Price Retirement 2045 Advisor Class	T Rowe Price Retirement 2050 Advisor Class	T Rowe Price Retirement 2055 Advisor Class
For the Year Ended December 31, 2024
From operations:
Dividends	$1,419,880	$1,217,106	$882,292	$741,404	$422,897
Mortality and expense risk and administrative charges	(830,930)	(818,525)	(659,493)	(574,688)	(335,432)
Net investment income (loss)	588,950	398,581	222,799	166,716	87,465
Net realized gain (loss)	684,675	688,412	788,896	763,256	431,667
Capital gain distribution from mutual funds	548,986	652,374	429,095	364,740	183,954
Change in unrealized appreciation (depreciation) of investments	6,460,948	7,386,213	6,512,376	5,812,834	3,443,938
Increase (decrease) in net assets from operations	8,283,559	9,125,580	7,953,166	7,107,546	4,147,024

From contract transactions:
Payments received from contract owners	15,352,890	13,332,852	12,131,273	10,217,882	7,448,403
Payments for contract benefits or terminations	(7,461,071)	(6,185,362)	(4,859,339)	(4,492,393)	(2,089,965)
Transfers between sub-accounts (including fixed account), net	435,487	(896,018)	(813,240)	(265,894)	(912,261)
Contract maintenance charges	(11,771)	(12,480)	(11,956)	(11,805)	(10,374)
Increase (decrease) in net assets from contract transactions	8,315,535	6,238,992	6,446,738	5,447,790	4,435,803

Increase (decrease) in net assets	16,599,094	15,364,572	14,399,904	12,555,336	8,582,827
Net assets at beginning of period	76,151,440	76,785,512	62,112,567	54,212,488	30,933,238
Net assets at end of period	$92,750,534	$92,150,084	$76,512,471	$66,767,824	$39,516,065

Beginning units	44,029,654	42,817,939	34,012,650	29,757,921	17,112,686
Units issued	8,386,276	6,735,344	5,987,227	4,795,842	3,403,963
Units redeemed	(3,952,416)	(3,537,402)	(2,582,750)	(2,056,089)	(1,158,611)
Ending units	48,463,514	46,015,881	37,417,127	32,497,674	19,358,038

For the Year Ended December 31, 2023
From operations:
Dividends	$1,058,148	$941,668	$686,059	$592,653	$327,120
Mortality and expense risk and administrative charges	(644,882)	(629,377)	(493,416)	(435,079)	(242,867)
Net investment income (loss)	413,266	312,291	192,643	157,574	84,253
Net realized gain (loss)	26,619	4,307	58,487	37,792	125,811
Capital gain distribution from mutual funds	2,209,650	2,992,657	1,814,892	1,648,783	760,178
Change in unrealized appreciation (depreciation) of investments	7,915,285	7,879,612	7,297,041	6,537,184	3,701,320
Increase (decrease) in net assets from operations	10,564,820	11,188,867	9,363,063	8,381,333	4,671,562

From contract transactions:
Payments received from contract owners	10,390,724	10,470,571	9,727,094	8,857,854	6,203,389
Payments for contract benefits or terminations	(5,850,436)	(3,898,744)	(3,968,170)	(3,792,742)	(2,394,725)
Transfers between sub-accounts (including fixed account), net	1,296,639	690,392	1,082,649	(30,130)	456,123
Contract maintenance charges	(11,410)	(12,260)	(11,352)	(11,422)	(9,750)
Increase (decrease) in net assets from contract transactions	5,825,517	7,249,959	6,830,221	5,023,560	4,255,037

Increase (decrease) in net assets	16,390,337	18,438,826	16,193,284	13,404,893	8,926,599
Net assets at beginning of period	59,761,103	58,346,686	45,919,283	40,807,595	22,006,639
Net assets at end of period	$76,151,440	$76,785,512	$62,112,567	$54,212,488	$30,933,238

Beginning units	39,967,952	38,137,833	29,516,713	26,226,445	14,177,601
Units issued	8,028,763	7,269,506	6,953,469	6,153,158	4,243,413
Units redeemed	(3,967,061)	(2,589,400)	(2,457,532)	(2,621,682)	(1,308,328)
Ending units	44,029,654	42,817,939	34,012,650	29,757,921	17,112,686

The accompanying Notes to Financial Statements are an integral part of this statement.

26

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	T Rowe Price Retirement 2060 Advisor Class	VALIC Company I Aggressive Growth Lifestyle Fund	VALIC Company I Asset Allocation Fund	VALIC Company I Capital Appreciation Fund	VALIC Company I Conservative Growth Lifestyle Fund
For the Year Ended December 31, 2024
From operations:
Dividends	$391,347	$14,339,423	$2,189,459	$90,805	$7,028,536
Mortality and expense risk and administrative charges	(288,812)	(6,772,366)	(1,446,709)	(1,798,044)	(2,883,672)
Net investment income (loss)	102,535	7,567,057	742,750	(1,707,239)	4,144,864
Net realized gain (loss)	519,167	9,020,224	1,612,457	(1,619,032)	3,582,458
Capital gain distribution from mutual funds	134,071	—	—	13,088,454	—
Change in unrealized appreciation (depreciation) of investments	2,765,193	69,211,989	16,877,195	35,933,797	10,959,325
Increase (decrease) in net assets from operations	3,520,966	85,799,270	19,232,402	45,695,980	18,686,647

From contract transactions:
Payments received from contract owners	7,780,796	39,352,460	4,994,462	8,580,405	13,752,869
Payments for contract benefits or terminations	(2,613,998)	(72,833,429)	(18,400,482)	(24,616,851)	(46,796,351)
Transfers between sub-accounts (including fixed account), net	308,259	(12,751,592)	938,015	129,578,950	(2,815,905)
Contract maintenance charges	(8,410)	(589,839)	(51,121)	(40,401)	(126,751)
Adjustments to net assets allocated to contracts in payout period	—	(26,966)	1,554	—	81
Increase (decrease) in net assets from contract transactions	5,466,647	(46,849,366)	(12,517,572)	113,502,103	(35,986,057)

Increase (decrease) in net assets	8,987,613	38,949,904	6,714,830	159,198,083	(17,299,410)
Net assets at beginning of period	25,416,716	669,754,216	141,449,443	66,064,711	301,364,649
Net assets at end of period	$34,404,329	$708,704,120	$148,164,273	$225,262,794	$284,065,239

Beginning units	13,886,160	142,457,253	12,881,325	14,715,886	84,510,049
Units issued	3,947,034	1,678,293	398,673	27,410,513	1,258,678
Units redeemed	(1,151,843)	(11,050,335)	(1,405,818)	(3,721,268)	(10,992,031)
Ending units	16,681,351	133,085,211	11,874,180	38,405,131	74,776,696

For the Year Ended December 31, 2023
From operations:
Dividends	$275,277	$13,420,606	$1,509,960	$79,267	$6,250,021
Mortality and expense risk and administrative charges	(198,830)	(5,785,561)	(1,300,644)	(541,295)	(2,754,025)
Net investment income (loss)	76,447	7,635,045	209,316	(462,028)	3,495,996
Net realized gain (loss)	300,536	(165,325,639)	(1,774,577)	(2,325,836)	(75,855,245)
Capital gain distribution from mutual funds	489,844	61,892,018	6,679,625	14,489,205	20,876,502
Change in unrealized appreciation (depreciation) of investments	2,973,295	190,433,693	16,275,119	7,302,537	80,330,117
Increase (decrease) in net assets from operations	3,840,122	94,635,117	21,389,483	19,003,878	28,847,370

From contract transactions:
Payments received from contract owners	6,254,131	44,044,693	5,650,862	1,681,079	15,715,113
Payments for contract benefits or terminations	(2,323,753)	(65,052,976)	(12,875,235)	(5,727,875)	(36,862,363)
Transfers between sub-accounts (including fixed account), net	(168,445)	(12,618,334)	(464,756)	3,444,893	(4,189,884)
Contract maintenance charges	(7,750)	(815,331)	(63,661)	(29,909)	(166,316)
Adjustments to net assets allocated to contracts in payout period	—	(5,708)	(4,451)	—	(12,186)
Increase (decrease) in net assets from contract transactions	3,754,183	(34,447,656)	(7,757,241)	(631,812)	(25,515,636)

Increase (decrease) in net assets	7,594,305	60,187,461	13,632,242	18,372,066	3,331,734
Net assets at beginning of period	17,822,411	609,566,755	127,817,201	47,692,645	298,032,915
Net assets at end of period	$25,416,716	$669,754,216	$141,449,443	$66,064,711	$301,364,649

Beginning units	11,470,159	149,625,697	13,525,426	14,852,863	92,150,825
Units issued	3,768,573	151,873,124	688,071	1,373,514	92,856,191
Units redeemed	(1,352,572)	(159,041,568)	(1,332,172)	(1,510,491)	(100,496,967)
Ending units	13,886,160	142,457,253	12,881,325	14,715,886	84,510,049

The accompanying Notes to Financial Statements are an integral part of this statement.

27

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Core Bond Fund	VALIC Company I Dividend Value Fund	VALIC Company I Dynamic Allocation Fund	VALIC Company I Emerging Economies Fund	VALIC Company I Global Real Estate Fund
For the Year Ended December 31, 2024
From operations:
Dividends	$68,954,936	$21,544,409	$3,466,660	$14,739,220	$7,069,990
Mortality and expense risk and administrative charges	(15,931,079)	(5,974,316)	(1,404,103)	(6,360,327)	(2,779,705)
Net investment income (loss)	53,023,857	15,570,093	2,062,557	8,378,893	4,290,285
Net realized gain (loss)	(33,861,072)	(5,297,657)	(2,021,617)	(20,336,637)	(9,220,420)
Capital gain distribution from mutual funds	—	19,182,718	4,893,908	—	—
Change in unrealized appreciation (depreciation) of investments	(2,734,517)	45,967,812	9,924,368	76,301,380	6,349,548
Increase (decrease) in net assets from operations	16,428,268	75,422,966	14,859,216	64,343,636	1,419,413

From contract transactions:
Payments received from contract owners	70,959,601	20,867,385	1,663,649	32,847,058	14,581,664
Payments for contract benefits or terminations	(315,281,131)	(117,344,292)	(23,748,706)	(90,367,495)	(44,625,165)
Transfers between sub-accounts (including fixed account), net	134,296,338	141,770,621	(3,251,261)	29,533,128	143,855,428
Contract maintenance charges	(946,021)	(343,604)	(1,433,597)	(163,415)	(84,625)
Adjustments to net assets allocated to contracts in payout period	(4,074)	(5,590)	—	(9,440)	(2,018)
Increase (decrease) in net assets from contract transactions	(110,975,287)	44,944,520	(26,769,915)	(28,160,164)	113,725,284

Increase (decrease) in net assets	(94,547,019)	120,367,486	(11,910,699)	36,183,472	115,144,697
Net assets at beginning of period	1,891,212,064	615,578,474	137,641,767	695,224,725	263,838,741
Net assets at end of period	$1,796,665,045	$735,945,960	$125,731,068	$731,408,197	$378,983,438

Beginning units	896,109,216	122,505,744	80,753,966	656,796,513	167,334,017
Units issued	84,025,499	31,675,442	11,270,838	138,646,896	131,793,239
Units redeemed	(131,814,721)	(24,463,928)	(25,865,219)	(170,351,835)	(62,123,934)
Ending units	848,319,994	129,717,258	66,159,585	625,091,574	237,003,322

For the Year Ended December 31, 2023
From operations:
Dividends	$50,055,809	$20,173,327	$2,462,341	$33,758,490	$8,361,887
Mortality and expense risk and administrative charges	(17,028,258)	(7,992,912)	(1,450,300)	(5,923,926)	(2,574,880)
Net investment income (loss)	33,027,551	12,180,415	1,012,041	27,834,564	5,787,007
Net realized gain (loss)	(119,546,555)	(78,362,506)	(6,869,211)	(31,696,582)	(36,316,456)
Capital gain distribution from mutual funds	5,161,515	186,890,156	9,065,805	62,641,606	7,233,630
Change in unrealized appreciation (depreciation) of investments	192,215,609	(22,957,780)	12,871,324	7,909,440	48,042,936
Increase (decrease) in net assets from operations	110,858,120	97,750,285	16,079,959	66,689,028	24,747,117

From contract transactions:
Payments received from contract owners	78,174,806	31,026,779	1,578,387	32,857,002	14,553,734
Payments for contract benefits or terminations	(269,845,278)	(125,783,283)	(17,796,281)	(68,859,922)	(33,664,913)
Transfers between sub-accounts (including fixed account), net	(314,302,976)	(591,005,272)	(3,405,508)	105,132,679	(108,227,176)
Contract maintenance charges	(1,277,281)	(559,173)	(2,046,305)	(217,035)	(87,565)
Adjustments to net assets allocated to contracts in payout period	(4,053)	(23,509)	—	(1,300)	(37)
Increase (decrease) in net assets from contract transactions	(507,254,782)	(686,344,458)	(21,669,707)	68,911,424	(127,425,957)

Increase (decrease) in net assets	(396,396,662)	(588,594,173)	(5,589,748)	135,600,452	(102,678,840)
Net assets at beginning of period	2,287,608,726	1,204,172,647	143,231,515	559,624,273	366,517,581
Net assets at end of period	$1,891,212,064	$615,578,474	$137,641,767	$695,224,725	$263,838,741

Beginning units	1,129,034,777	260,303,846	94,248,408	590,221,469	251,482,478
Units issued	80,615,881	13,254,480	14,223,185	198,041,435	10,253,406
Units redeemed	(313,541,442)	(151,052,582)	(27,717,627)	(131,466,391)	(94,401,867)
Ending units	896,109,216	122,505,744	80,753,966	656,796,513	167,334,017

The accompanying Notes to Financial Statements are an integral part of this statement.

28

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Global Strategy Fund	VALIC Company I Government Securities Fund	VALIC Company I Growth Fund	VALIC Company I High Yield Bond Fund	VALIC Company I Inflation Protected Fund
For the Year Ended December 31, 2024
From operations:
Dividends	$—	$4,496,481	$1,509,774	$23,657,690	$47,476,160
Mortality and expense risk and administrative charges	(2,099,877)	(1,122,231)	(14,911,160)	(3,465,812)	(3,635,804)
Net investment income (loss)	(2,099,877)	3,374,250	(13,401,386)	20,191,878	43,840,356
Net realized gain (loss)	(7,915,907)	(3,889,329)	18,991,473	(5,148,775)	(19,955,652)
Change in unrealized appreciation (depreciation) of investments	33,153,137	849,077	455,317,200	6,264,773	(22,708,423)
Increase (decrease) in net assets from operations	23,137,353	333,998	460,907,287	21,307,876	1,176,281

From contract transactions:
Payments received from contract owners	5,456,777	6,579,420	27,228,638	14,495,350	14,320,596
Payments for contract benefits or terminations	(28,333,067)	(19,306,536)	(222,209,049)	(64,116,396)	(66,996,679)
Transfers between sub-accounts (including fixed account), net	(1,387,575)	7,979,730	(84,139,378)	(18,208,770)	37,561,728
Contract maintenance charges	(144,155)	(36,279)	(421,520)	(125,253)	(306,514)
Adjustments to net assets allocated to contracts in payout period	(1,919)	482	(1,254)	20,776	(3,243)
Increase (decrease) in net assets from contract transactions	(24,409,939)	(4,783,183)	(279,542,563)	(67,934,293)	(15,424,112)

Increase (decrease) in net assets	(1,272,586)	(4,449,185)	181,364,724	(46,626,417)	(14,247,831)
Net assets at beginning of period	214,827,843	126,115,406	1,596,190,235	389,629,956	403,345,597
Net assets at end of period	$213,555,257	$121,666,221	$1,777,554,959	$343,003,539	$389,097,766

Beginning units	98,354,940	40,735,450	350,708,605	113,264,283	279,740,530
Units issued	869,496	5,557,964	14,637,671	19,008,956	43,444,220
Units redeemed	(11,292,558)	(7,320,742)	(67,840,833)	(37,382,359)	(54,771,008)
Ending units	87,931,878	38,972,672	297,505,443	94,890,880	268,413,742

For the Year Ended December 31, 2023
From operations:
Dividends	$—	$3,831,703	$—	$26,803,176	$59,789,432
Mortality and expense risk and administrative charges	(1,987,078)	(1,243,857)	(10,054,409)	(3,524,998)	(4,544,342)
Net investment income (loss)	(1,987,078)	2,587,846	(10,054,409)	23,278,178	55,245,090
Net realized gain (loss)	(10,029,375)	(6,325,200)	(47,277,320)	(14,316,507)	(53,125,348)
Capital gain distribution from mutual funds	19,393,323	—	246,900,212	—	12,862,726
Change in unrealized appreciation (depreciation) of investments	21,026,257	7,522,068	206,014,305	35,696,899	2,886,797
Increase (decrease) in net assets from operations	28,403,127	3,784,714	395,582,788	44,658,570	17,869,265

From contract transactions:
Payments received from contract owners	5,804,238	8,518,236	16,570,798	14,007,092	18,769,730
Payments for contract benefits or terminations	(21,586,014)	(17,358,903)	(100,989,551)	(51,932,980)	(70,521,974)
Transfers between sub-accounts (including fixed account), net	(5,034,716)	(3,605,968)	493,262,920	(39,620,588)	(299,099,679)
Contract maintenance charges	(192,569)	(63,344)	(370,492)	(173,298)	(428,356)
Adjustments to net assets allocated to contracts in payout period	(4,052)	(7,618)	(13,254)	1,026	(1,418)
Increase (decrease) in net assets from contract transactions	(21,013,113)	(12,517,597)	408,460,421	(77,718,748)	(351,281,697)

Increase (decrease) in net assets	7,390,014	(8,732,883)	804,043,209	(33,060,178)	(333,412,432)
Net assets at beginning of period	207,437,829	134,848,289	792,147,026	422,690,134	736,758,029
Net assets at end of period	$214,827,843	$126,115,406	$1,596,190,235	$389,629,956	$403,345,597

Beginning units	108,523,464	40,782,891	255,508,761	136,754,503	521,922,252
Units issued	3,960,457	15,914,449	127,344,809	9,856,547	8,096,953
Units redeemed	(14,128,981)	(15,961,890)	(32,144,965)	(33,346,767)	(250,278,675)
Ending units	98,354,940	40,735,450	350,708,605	113,264,283	279,740,530

The accompanying Notes to Financial Statements are an integral part of this statement.

29

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I International Equities Index Fund	VALIC Company I International Government Bond Fund	VALIC Company I International Growth Fund	VALIC Company I International Opportunities Fund	VALIC Company I International Socially Responsible Fund
For the Year Ended December 31, 2024
From operations:
Dividends	$36,531,488	$—	$—	$4,270,831	$7,560,704
Mortality and expense risk and administrative charges	(14,028,699)	(569,182)	(3,506,245)	(4,025,322)	(4,129,788)
Net investment income (loss)	22,502,789	(569,182)	(3,506,245)	245,509	3,430,916
Net realized gain (loss)	50,184,721	(2,155,649)	(1,309,310)	(59,431,287)	14,579,618
Change in unrealized appreciation (depreciation) of investments	(38,240,748)	1,651,822	26,003,468	46,174,247	(8,693,678)
Increase (decrease) in net assets from operations	34,446,762	(1,073,009)	21,187,913	(13,011,531)	9,316,856

From contract transactions:
Payments received from contract owners	73,601,926	1,676,858	9,676,152	22,842,651	15,767,143
Payments for contract benefits or terminations	(228,085,005)	(9,807,050)	(45,674,901)	(48,363,956)	(53,504,233)
Transfers between sub-accounts (including fixed account), net	(66,252,170)	7,114,278	(24,088,883)	(83,663,406)	44,480,013
Contract maintenance charges	(402,160)	(72,834)	(171,007)	(92,062)	(79,914)
Adjustments to net assets allocated to contracts in payout period	(3,413)	330	697	(11,477)	(221,069)
Increase (decrease) in net assets from contract transactions	(221,140,822)	(1,088,418)	(60,257,942)	(109,288,250)	6,441,940

Increase (decrease) in net assets	(186,694,060)	(2,161,427)	(39,070,029)	(122,299,781)	15,758,796
Net assets at beginning of period	1,602,291,729	61,321,340	397,202,541	496,675,581	403,274,334
Net assets at end of period	$1,415,597,669	$59,159,913	$358,132,512	$374,375,800	$419,033,130

Beginning units	602,040,095	21,243,563	91,031,801	153,968,428	48,372,911
Units issued	81,443,401	9,668,032	16,658,266	3,879,770	27,284,065
Units redeemed	(158,720,412)	(10,282,003)	(30,498,621)	(37,751,608)	(27,335,604)
Ending units	524,763,084	20,629,592	77,191,446	120,096,590	48,321,372

For the Year Ended December 31, 2023
From operations:
Dividends	$36,816,230	$2,402,716	$—	$5,847,600	$6,555,879
Mortality and expense risk and administrative charges	(14,295,483)	(611,658)	(3,668,141)	(4,429,050)	(3,560,494)
Net investment income (loss)	22,520,747	1,791,058	(3,668,141)	1,418,550	2,995,385
Net realized gain (loss)	11,987,063	(9,754,278)	363,808	(17,675,722)	8,015,786
Capital gain distribution from mutual funds	—	29,215	61,802,352	50,159,661	5,937,990
Change in unrealized appreciation (depreciation) of investments	196,073,234	11,195,953	2,329,448	24,076,721	41,954,682
Increase (decrease) in net assets from operations	230,581,044	3,261,948	60,827,467	57,979,210	58,903,843

From contract transactions:
Payments received from contract owners	74,793,470	1,730,758	11,023,821	26,020,523	13,812,211
Payments for contract benefits or terminations	(193,115,910)	(7,914,240)	(38,093,954)	(46,830,452)	(37,554,874)
Transfers between sub-accounts (including fixed account), net	191,922,670	(13,287,169)	(8,519,211)	31,512,913	40,296,130
Contract maintenance charges	(618,270)	(102,416)	(243,544)	(129,323)	(99,593)
Adjustments to net assets allocated to contracts in payout period	(9,916)	(4,954)	527	(10,431)	(13,544)
Increase (decrease) in net assets from contract transactions	72,972,044	(19,578,021)	(35,832,361)	10,563,230	16,440,330

Increase (decrease) in net assets	303,553,088	(16,316,073)	24,995,106	68,542,440	75,344,173
Net assets at beginning of period	1,298,738,641	77,637,413	372,207,435	428,133,141	327,930,161
Net assets at end of period	$1,602,291,729	$61,321,340	$397,202,541	$496,675,581	$403,274,334

Beginning units	568,049,518	27,523,001	96,182,243	150,296,497	42,829,528
Units issued	202,298,058	16,052,620	20,588,228	19,260,722	32,128,360
Units redeemed	(168,307,481)	(22,332,058)	(25,738,670)	(15,588,791)	(26,584,977)
Ending units	602,040,095	21,243,563	91,031,801	153,968,428	48,372,911

The accompanying Notes to Financial Statements are an integral part of this statement.

30

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I International Value Fund	VALIC Company I Large Capital Growth Fund	VALIC Company I Mid Cap Index Fund	VALIC Company I Mid Cap Strategic Growth Fund	VALIC Company I Mid Cap Value Fund
For the Year Ended December 31, 2024
From operations:
Dividends	$8,157,714	$2,418,809	$43,410,208	$158,512	$7,443,753
Mortality and expense risk and administrative charges	(4,313,636)	(6,118,867)	(27,489,648)	(9,633,138)	(6,451,351)
Net investment income (loss)	3,844,078	(3,700,058)	15,920,560	(9,474,626)	992,402
Net realized gain (loss)	19,950,311	62,552,335	17,273,438	38,483,787	(33,446,463)
Capital gain distribution from mutual funds	—	39,537,053	113,773,443	—	76,087,020
Change in unrealized appreciation (depreciation) of investments	11,583,118	(5,804,790)	204,954,893	156,417,655	14,970,580
Increase (decrease) in net assets from operations	35,377,507	92,584,540	351,922,334	185,426,816	58,603,539

From contract transactions:
Payments received from contract owners	16,695,599	13,952,348	80,410,222	32,663,463	23,028,328
Payments for contract benefits or terminations	(56,730,902)	(65,428,478)	(373,178,694)	(139,747,580)	(91,543,818)
Transfers between sub-accounts (including fixed account), net	(67,960,359)	(106,436,406)	(274,831,701)	(83,579,766)	186,049,438
Contract maintenance charges	(233,019)	(115,167)	(1,063,040)	(156,571)	(237,246)
Adjustments to net assets allocated to contracts in payout period	(1,995)	(762)	(5,114)	(850)	3,295
Increase (decrease) in net assets from contract transactions	(108,230,676)	(158,028,465)	(568,668,327)	(190,821,304)	117,299,997

Increase (decrease) in net assets	(72,853,169)	(65,443,925)	(216,745,993)	(5,394,488)	175,903,536
Net assets at beginning of period	499,800,527	694,502,626	3,005,320,045	967,256,983	635,156,540
Net assets at end of period	$426,947,358	$629,058,701	$2,788,574,052	$961,862,495	$811,060,076

Beginning units	324,758,221	149,991,971	99,523,763	201,888,838	66,278,137
Units issued	26,246,108	3,776,929	4,162,136	32,284,332	26,080,549
Units redeemed	(92,133,586)	(35,449,193)	(19,918,054)	(62,802,656)	(17,079,962)
Ending units	258,870,743	118,319,707	83,767,845	171,370,514	75,278,724

For the Year Ended December 31, 2023
From operations:
Dividends	$19,243,804	$1,343,344	$34,675,855	$—	$5,854,121
Mortality and expense risk and administrative charges	(4,594,336)	(6,076,588)	(27,117,774)	(6,958,395)	(6,102,524)
Net investment income (loss)	14,649,468	(4,733,244)	7,558,081	(6,958,395)	(248,403)
Net realized gain (loss)	8,648,192	15,424,359	(5,880,711)	9,451,372	(46,923,650)
Capital gain distribution from mutual funds	21,237,108	59,502,584	360,402,603	133,315,746	141,826,296
Change in unrealized appreciation (depreciation) of investments	18,739,542	61,894,152	36,645,632	17,938,087	1,258,703
Increase (decrease) in net assets from operations	63,274,310	132,087,851	398,725,605	153,746,810	95,912,946

From contract transactions:
Payments received from contract owners	19,323,595	16,879,329	85,285,396	22,511,756	25,972,836
Payments for contract benefits or terminations	(50,133,397)	(54,441,558)	(297,310,067)	(74,695,378)	(68,945,492)
Transfers between sub-accounts (including fixed account), net	(33,487,202)	15,537,832	32,851,961	239,051,611	(176,689,970)
Contract maintenance charges	(315,390)	(142,529)	(1,331,815)	(182,083)	(307,992)
Adjustments to net assets allocated to contracts in payout period	(6,929)	(5,085)	(52,858)	(5,836)	4,217
Increase (decrease) in net assets from contract transactions	(64,619,323)	(22,172,011)	(180,557,383)	186,680,070	(219,966,401)

Increase (decrease) in net assets	(1,345,013)	109,915,840	218,168,222	340,426,880	(124,053,455)
Net assets at beginning of period	501,145,540	584,586,786	2,787,151,823	626,830,103	759,209,995
Net assets at end of period	$499,800,527	$694,502,626	$3,005,320,045	$967,256,983	$635,156,540

Beginning units	368,121,308	154,442,006	99,791,888	159,414,235	89,790,857
Units issued	33,858,480	5,530,530	14,447,924	56,403,879	3,478,507
Units redeemed	(77,221,567)	(9,980,565)	(14,716,049)	(13,929,276)	(26,991,227)
Ending units	324,758,221	149,991,971	99,523,763	201,888,838	66,278,137

The accompanying Notes to Financial Statements are an integral part of this statement.

31

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Moderate Growth Lifestyle Fund	VALIC Company I Nasdaq-100 Index Fund	VALIC Company I Science & Technology Fund	VALIC Company I Small Cap Growth Fund	VALIC Company I Small Cap Index Fund
For the Year Ended December 31, 2024
From operations:
Dividends	$22,852,483	$3,137,909	$—	$—	$12,371,267
Mortality and expense risk and administrative charges	(10,009,553)	(9,124,604)	(25,721,207)	(4,474,428)	(9,697,454)
Net investment income (loss)	12,842,930	(5,986,695)	(25,721,207)	(4,474,428)	2,673,813
Net realized gain (loss)	13,494,775	66,174,540	20,533,531	(30,723,851)	(42,956,913)
Capital gain distribution from mutual funds	—	35,645,630	—	—	—
Change in unrealized appreciation (depreciation) of investments	69,299,263	106,331,635	730,299,214	81,540,478	146,535,515
Increase (decrease) in net assets from operations	95,636,968	202,165,110	725,111,538	46,342,199	106,252,415

From contract transactions:
Payments received from contract owners	60,027,655	36,889,508	51,099,220	12,506,274	36,497,717
Payments for contract benefits or terminations	(146,297,824)	(110,700,605)	(285,845,294)	(55,651,587)	(131,751,609)
Transfers between sub-accounts (including fixed account), net	(8,899,287)	4,590,465	(21,403,386)	(61,160,783)	5,990,645
Contract maintenance charges	(471,708)	(158,864)	(490,532)	(103,185)	(267,322)
Adjustments to net assets allocated to contracts in payout period	(48,622)	(5,196)	(547,967)	(38,733)	19,163
Increase (decrease) in net assets from contract transactions	(95,689,786)	(69,384,692)	(257,187,959)	(104,448,014)	(89,511,406)

Increase (decrease) in net assets	(52,818)	132,780,418	467,923,579	(58,105,815)	16,741,009
Net assets at beginning of period	1,012,850,712	865,480,108	2,406,145,249	495,881,069	999,495,497
Net assets at end of period	$1,012,797,894	$998,260,526	$2,874,068,828	$437,775,254	$1,016,236,506

Beginning units	225,389,330	196,791,713	155,556,626	86,424,304	105,564,331
Units issued	2,161,792	6,230,343	1,287,490	6,036,010	19,573,273
Units redeemed	(22,222,077)	(20,190,049)	(14,739,431)	(22,457,103)	(27,168,691)
Ending units	205,329,045	182,832,007	142,104,685	70,003,211	97,968,913

For the Year Ended December 31, 2023
From operations:
Dividends	$19,618,255	$1,966,051	$—	$—	$12,737,251
Mortality and expense risk and administrative charges	(8,985,997)	(7,071,271)	(19,596,857)	(4,360,170)	(8,286,880)
Net investment income (loss)	10,632,258	(5,105,220)	(19,596,857)	(4,360,170)	4,450,371
Net realized gain (loss)	(251,650,620)	31,102,658	16,145,501	(39,214,873)	(53,211,200)
Capital gain distribution from mutual funds	94,291,431	81,426,302	343,069,271	35,714,906	195,396,246
Change in unrealized appreciation (depreciation) of investments	267,410,272	194,920,265	543,178,296	67,389,633	(17,470,715)
Increase (decrease) in net assets from operations	120,683,341	302,344,005	882,796,211	59,529,496	129,164,702

From contract transactions:
Payments received from contract owners	62,740,126	28,455,408	43,200,168	12,985,887	28,476,972
Payments for contract benefits or terminations	(118,904,518)	(69,446,960)	(180,673,168)	(47,240,652)	(89,449,168)
Transfers between sub-accounts (including fixed account), net	(10,369,093)	27,653,065	(18,091,354)	40,107,774	104,425,430
Contract maintenance charges	(603,950)	(174,872)	(540,948)	(133,996)	(334,395)
Adjustments to net assets allocated to contracts in payout period	(54,542)	(3,709)	5,615	(12,324)	(44,400)
Increase (decrease) in net assets from contract transactions	(67,191,977)	(13,517,068)	(156,099,687)	5,706,689	43,074,439

Increase (decrease) in net assets	53,491,364	288,826,937	726,696,524	65,236,185	172,239,141
Net assets at beginning of period	959,359,348	576,653,171	1,679,448,725	430,644,884	827,256,356
Net assets at end of period	$1,012,850,712	$865,480,108	$2,406,145,249	$495,881,069	$999,495,497

Beginning units	240,511,564	200,589,280	165,509,642	84,889,536	98,999,200
Units issued	244,854,864	9,012,330	3,811,402	14,245,400	20,634,501
Units redeemed	(259,977,098)	(12,809,897)	(13,764,418)	(12,710,632)	(14,069,370)
Ending units	225,389,330	196,791,713	155,556,626	86,424,304	105,564,331

The accompanying Notes to Financial Statements are an integral part of this statement.

32

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Small Cap Special Values Fund	VALIC Company I Small Cap Value Fund	VALIC Company I Stock Index Fund	VALIC Company I Systematic Core Fund	VALIC Company I Systematic Growth Fund
For the Year Ended December 31, 2024
From operations:
Dividends	$3,337,724	$6,777,786	$65,317,838	$5,905,343	$—
Mortality and expense risk and administrative charges	(1,900,656)	(2,910,236)	(54,280,390)	(5,621,130)	(7,811,356)
Net investment income (loss)	1,437,068	3,867,550	11,037,448	284,213	(7,811,356)
Net realized gain (loss)	(2,983,639)	(34,297,808)	255,701,209	13,988,322	20,361,041
Capital gain distribution from mutual funds	5,893,969	7,834,882	324,560,455	5,172,333	89,610,103
Change in unrealized appreciation (depreciation) of investments	6,860,653	49,431,438	626,100,896	95,740,665	134,260,937
Increase (decrease) in net assets from operations	11,208,051	26,836,062	1,217,400,008	115,185,533	236,420,725

From contract transactions:
Payments received from contract owners	4,803,531	9,301,341	164,751,739	9,373,421	31,366,862
Payments for contract benefits or terminations	(23,050,928)	(52,160,556)	(731,762,150)	(70,644,321)	(112,026,100)
Transfers between sub-accounts (including fixed account), net	(3,311,839)	(84,631,115)	26,576,819	(22,286,590)	(9,518,111)
Contract maintenance charges	(26,264)	(97,830)	(1,392,856)	(215,137)	(408,175)
Adjustments to net assets allocated to contracts in payout period	1,529	5,915	224,467	(36,907)	(3,072)
Increase (decrease) in net assets from contract transactions	(21,583,971)	(127,582,245)	(541,601,981)	(83,809,534)	(90,588,596)

Increase (decrease) in net assets	(10,375,920)	(100,746,183)	675,798,027	31,375,999	145,832,129
Net assets at beginning of period	210,035,264	405,863,061	5,372,868,200	559,914,045	748,151,312
Net assets at end of period	$199,659,344	$305,116,878	$6,048,666,227	$591,290,044	$893,983,441

Beginning units	67,963,692	69,110,183	277,961,001	68,462,194	171,538,757
Units issued	1,555,774	14,450,675	7,926,815	429,725	4,967,050
Units redeemed	(8,300,980)	(35,668,441)	(30,829,805)	(10,183,944)	(21,874,946)
Ending units	61,218,486	47,892,417	255,058,011	58,707,975	154,630,861

For the Year Ended December 31, 2023
From operations:
Dividends	$1,640,167	$4,054,406	$60,304,314	$5,000,096	$—
Mortality and expense risk and administrative charges	(1,810,969)	(3,278,064)	(45,258,058)	(5,028,729)	(6,304,373)
Net investment income (loss)	(170,802)	776,342	15,046,256	(28,633)	(6,304,373)
Net realized gain (loss)	494,294	(49,193,856)	140,910,772	5,502,084	(11,884,307)
Capital gain distribution from mutual funds	25,848,648	60,567,041	328,552,444	22,813,728	110,053,329
Change in unrealized appreciation (depreciation) of investments	6,868,834	34,959,958	586,000,618	80,288,820	146,168,744
Increase (decrease) in net assets from operations	33,040,974	47,109,485	1,070,510,090	108,575,999	238,033,393

From contract transactions:
Payments received from contract owners	4,353,208	14,217,250	133,928,188	9,975,887	31,020,035
Payments for contract benefits or terminations	(16,618,455)	(40,337,989)	(493,145,540)	(49,879,599)	(78,256,764)
Transfers between sub-accounts (including fixed account), net	(8,775,725)	(94,816,343)	346,275,661	(1,455,935)	(11,775,519)
Contract maintenance charges	(34,737)	(94,191)	(1,564,277)	(271,908)	(516,232)
Adjustments to net assets allocated to contracts in payout period	(5,151)	7,127	(17,053)	(4,942)	(301)
Increase (decrease) in net assets from contract transactions	(21,080,860)	(121,024,146)	(14,523,021)	(41,636,497)	(59,528,781)

Increase (decrease) in net assets	11,960,114	(73,914,661)	1,055,987,069	66,939,502	178,504,612
Net assets at beginning of period	198,075,150	479,777,722	4,316,881,131	492,974,543	569,646,700
Net assets at end of period	$210,035,264	$405,863,061	$5,372,868,200	$559,914,045	$748,151,312

Beginning units	75,728,127	90,672,684	273,817,809	72,922,485	187,615,452
Units issued	1,019,179	18,879,703	27,809,549	2,809,680	4,943,992
Units redeemed	(8,783,614)	(40,442,204)	(23,666,357)	(7,269,971)	(21,020,687)
Ending units	67,963,692	69,110,183	277,961,001	68,462,194	171,538,757

The accompanying Notes to Financial Statements are an integral part of this statement.

33

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Systematic Value Fund	VALIC Company I U.S. Socially Responsible Fund	Vanguard LifeStrategy Conservative Growth Fund Investor Shares	Vanguard LifeStrategy Growth Fund Investor Shares	Vanguard LifeStrategy Moderate Growth Fund Investor Shares
For the Year Ended December 31, 2024
From operations:
Dividends	$5,271,481	$9,536,575	$3,364,940	$8,817,058	$8,908,453
Mortality and expense risk and administrative charges	(2,977,531)	(6,316,721)	(1,322,939)	(4,480,039)	(3,971,300)
Net investment income (loss)	2,293,950	3,219,854	2,042,001	4,337,019	4,937,153
Net realized gain (loss)	5,263,504	(48,598,327)	1,610,533	14,902,776	11,125,485
Capital gain distribution from mutual funds	—	52,254,160	4,015,181	13,315,533	13,314,004
Change in unrealized appreciation (depreciation) of investments	36,289,660	102,430,173	(1,195,599)	8,246,109	(1,603,650)
Increase (decrease) in net assets from operations	43,847,114	109,305,860	6,472,116	40,801,437	27,772,992

From contract transactions:
Payments received from contract owners	8,090,584	28,195,473	7,420,480	28,295,495	27,395,376
Payments for contract benefits or terminations	(39,201,849)	(81,115,529)	(19,187,734)	(40,541,442)	(41,927,544)
Transfers between sub-accounts (including fixed account), net	(6,118,395)	(151,994,871)	4,757,322	2,182,033	(797,472)
Contract maintenance charges	(217,545)	(270,382)	(35,953)	(92,006)	(112,066)
Adjustments to net assets allocated to contracts in payout period	84	2,226	450	274	146
Increase (decrease) in net assets from contract transactions	(37,447,121)	(205,183,083)	(7,045,435)	(10,155,646)	(15,441,560)

Increase (decrease) in net assets	6,399,993	(95,877,223)	(573,319)	30,645,791	12,331,432
Net assets at beginning of period	292,586,272	718,982,739	109,606,784	347,192,603	314,922,534
Net assets at end of period	$298,986,265	$623,105,516	$109,033,465	$377,838,394	$327,253,966

Beginning units	96,055,838	124,612,556	41,598,423	94,631,222	98,414,024
Units issued	729,914	785,491	3,618,773	5,143,065	4,628,857
Units redeemed	(11,894,138)	(33,206,558)	(6,288,216)	(7,621,692)	(9,197,192)
Ending units	84,891,614	92,191,489	38,928,980	92,152,595	93,845,689

For the Year Ended December 31, 2023
From operations:
Dividends	$6,278,955	$8,329,012	$3,156,818	$7,980,252	$8,056,368
Mortality and expense risk and administrative charges	(2,825,280)	(6,357,998)	(1,306,321)	(3,869,243)	(3,604,501)
Net investment income (loss)	3,453,675	1,971,014	1,850,497	4,111,009	4,451,867
Net realized gain (loss)	(671,386)	(14,134,246)	1,088,280	9,352,189	6,733,062
Capital gain distribution from mutual funds	15,659,621	116,340,988	2,442,310	2,261,979	4,246,657
Change in unrealized appreciation (depreciation) of investments	9,312,273	21,206,259	5,930,406	35,539,858	23,860,554
Increase (decrease) in net assets from operations	27,754,183	125,384,015	11,311,493	51,265,035	39,292,140

From contract transactions:
Payments received from contract owners	7,775,134	32,831,539	9,594,938	26,363,819	28,756,321
Payments for contract benefits or terminations	(30,274,672)	(68,023,471)	(15,890,043)	(29,702,682)	(32,342,777)
Transfers between sub-accounts (including fixed account), net	(9,841,231)	6,028,037	(1,242,900)	(1,013,119)	(1,941,379)
Contract maintenance charges	(285,513)	(337,374)	(44,510)	(108,999)	(134,684)
Adjustments to net assets allocated to contracts in payout period	63	4,262	434	228	117
Increase (decrease) in net assets from contract transactions	(32,626,219)	(29,497,007)	(7,582,081)	(4,460,753)	(5,662,402)

Increase (decrease) in net assets	(4,872,036)	95,887,008	3,729,412	46,804,282	33,629,738
Net assets at beginning of period	297,458,308	623,095,731	105,877,372	300,388,321	281,292,796
Net assets at end of period	$292,586,272	$718,982,739	$109,606,784	$347,192,603	$314,922,534

Beginning units	107,509,491	130,019,327	44,672,988	95,845,637	100,287,508
Units issued	2,950,290	2,014,601	3,031,979	4,453,155	5,627,452
Units redeemed	(14,403,943)	(7,421,372)	(6,106,544)	(5,667,570)	(7,500,936)
Ending units	96,055,838	124,612,556	41,598,423	94,631,222	98,414,024

The accompanying Notes to Financial Statements are an integral part of this statement.

34

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Vanguard Long-Term Investment-Grade Fund Investor Shares	Vanguard Long-Term Treasury Fund Investor Shares	Vanguard Wellington Fund Investor Shares	Vanguard Windsor II Fund Investor Shares
For the Year Ended December 31, 2024
From operations:
Dividends	$7,134,737	$4,579,710	$41,132,723	$33,429,701
Mortality and expense risk and administrative charges	(1,779,268)	(1,432,139)	(22,524,520)	(25,624,047)
Reimbursements of expenses	371,299	299,695	—	—
Net investment income (loss)	5,726,768	3,447,266	18,608,203	7,805,654
Net realized gain (loss)	(8,209,658)	(10,208,587)	65,516,312	72,467,837
Capital gain distribution from mutual funds	—	—	148,731,852	171,497,725
Change in unrealized appreciation (depreciation) of investments	(3,069,527)	(2,130,728)	6,906,192	6,049,637
Increase (decrease) in net assets from operations	(5,552,417)	(8,892,049)	239,762,559	257,820,853

From contract transactions:
Payments received from contract owners	6,418,312	3,996,511	67,924,921	62,439,300
Payments for contract benefits or terminations	(20,346,501)	(15,931,166)	(254,112,571)	(254,037,548)
Transfers between sub-accounts (including fixed account), net	741,199	(408,713)	(1,182,033)	49,440,118
Contract maintenance charges	(123,514)	(104,428)	(528,135)	(476,424)
Adjustments to net assets allocated to contracts in payout period	—	172	(1,431,782)	(18,929)
Increase (decrease) in net assets from contract transactions	(13,310,504)	(12,447,624)	(189,329,600)	(142,653,483)

Increase (decrease) in net assets	(18,862,921)	(21,339,673)	50,432,959	115,167,370
Net assets at beginning of period	157,357,768	130,304,427	1,858,914,530	2,010,182,092
Net assets at end of period	$138,494,847	$108,964,754	$1,909,347,489	$2,125,349,462

Beginning units	43,076,658	43,993,636	296,214,934	266,693,325
Units issued	2,130,319	2,333,773	18,573,118	6,605,836
Units redeemed	(5,902,020)	(6,511,643)	(43,880,577)	(21,956,245)
Ending units	39,304,957	39,815,766	270,907,475	251,342,916

For the Year Ended December 31, 2023
From operations:
Dividends	$7,234,945	$4,348,916	$41,556,907	$32,337,734
Mortality and expense risk and administrative charges	(1,824,934)	(1,544,794)	(21,323,538)	(22,285,776)
Reimbursements of expenses	380,546	322,229	—	—
Net investment income (loss)	5,790,557	3,126,351	20,233,369	10,051,958
Net realized gain (loss)	(7,151,983)	(7,583,281)	65,489,618	80,499,810
Capital gain distribution from mutual funds	—	—	66,986,750	67,059,853
Change in unrealized appreciation (depreciation) of investments	13,344,835	7,377,707	68,269,056	182,161,757
Increase (decrease) in net assets from operations	11,983,409	2,920,777	220,978,793	339,773,378

From contract transactions:
Payments received from contract owners	5,899,518	4,870,052	66,353,933	55,571,069
Payments for contract benefits or terminations	(15,453,566)	(12,401,642)	(203,077,867)	(178,456,449)
Transfers between sub-accounts (including fixed account), net	645,047	2,925,736	(18,416,320)	(25,967,190)
Contract maintenance charges	(170,834)	(140,357)	(628,988)	(564,995)
Adjustments to net assets allocated to contracts in payout period	(2,395)	363	(765,283)	(12,559)
Increase (decrease) in net assets from contract transactions	(9,082,230)	(4,745,848)	(156,534,525)	(149,430,124)

Increase (decrease) in net assets	2,901,179	(1,825,071)	64,444,268	190,343,254
Net assets at beginning of period	154,456,589	132,129,498	1,794,470,262	1,819,838,838
Net assets at end of period	$157,357,768	$130,304,427	$1,858,914,530	$2,010,182,092

Beginning units	45,056,273	44,419,146	315,830,628	284,703,214
Units issued	3,708,678	5,483,110	22,022,214	7,345,562
Units redeemed	(5,688,293)	(5,908,620)	(41,637,908)	(25,355,451)
Ending units	43,076,658	43,993,636	296,214,934	266,693,325

The accompanying Notes to Financial Statements are an integral part of this statement.

35

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1.    Organization
The Variable Annuity Life Insurance Company Separate Account A (the “Separate Account”) is a segregated investment account established by The Variable Annuity Life Insurance Company (”VALIC”) to receive and invest premium payments from variable annuity contracts issued by VALIC. VALIC is a wholly owned subsidiary of AGC Life Insurance Company (“AGC Life”), which is wholly owned by Corebridge Life Holdings, Inc. (“Corebridge Life Holdings”). Corebridge Life Holdings is wholly owned by Corebridge Financial, Inc. (“Corebridge”). American International Group, Inc. ("AIG") owned approximately 22.7% and Nippon Life Insurance Company owned approximately 21.7% of outstanding Corebridge common stock as of December 31, 2024.
The Separate Account includes the following variable annuity products:

Equity Director	Polaris Platinum Elite
Group Variable Annuity Deferred Contracts (GTS-VA)	Portfolio Director
Group Unit Purchase (GUP)	Portfolio Director Freedom Advisor
IMPACT	Portfolio Director Plus
Independence Plus	Potentia
Polaris Choice Elite
The Separate Account contracts are sold primarily through VALIC’s captive sales force. The distributor of the Separate Account is Corebridge Capital Services, Inc., an affiliate of VALIC; however, all commissions are paid by VALIC. No underwriting fees are paid in connection with the distribution of these contracts.
The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as an open- ended management investment company. The names in bold in the table below are the diversified, open-ended management investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as “Funds” throughout these financial statements.
For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2024 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended.

American Beacon Funds (American Beacon)
American Beacon Man Large Cap Growth Fund - Investor Class(d)

Ariel Investment Trust (Ariel)
Ariel Appreciation Fund Investor Class	Ariel Fund Investor Class

Franklin Templeton Variable Insurance Products Trust (FTVIP)
FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Income VIP Fund Class 2

Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)
Goldman Sachs VIT Government Money Market Fund Institutional Shares	Goldman Sachs VIT Government Money Market Fund Service Shares

Invesco Variable Insurance Funds (Invesco V.I.)
Invesco V.I. American Franchise Fund Series II	Invesco V.I. Comstock Fund Series II
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	Invesco V.I. Growth and Income Fund Series II

Lord Abbett Series Fund, Inc. (Lord Abbett)
Lord Abbett Growth and Income Portfolio Class VC

PIMCO Variable Insurance Trust (PIMCO)
PIMCO Emerging Markets Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Institutional Class(c)
PIMCO Total Return Portfolio Advisor Class

Seasons Series Trust (SST)(a)
SST SA Allocation Balanced Portfolio Class 3	SST SA Allocation Moderate Portfolio Class 3
SST SA Allocation Growth Portfolio Class 3	SST SA American Century Inflation Protection Portfolio Class 3

36

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Seasons Series Trust (SST)(a)
SST SA Allocation Moderate Growth Portfolio Class 3	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3

SunAmerica Series Trust (SAST)(a)
SAST SA AB Growth Portfolio Class 3	SAST SA JPMorgan Diversified Balanced Portfolio Class 3
SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 3
SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 3
SAST SA American Funds Global Growth Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 3
SAST SA American Funds Growth Portfolio Class 3	SAST SA JPMorgan Large Cap Core Portfolio Class 3
SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 3
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3(e)
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 3
SAST SA Emerging Markets Equity Index Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 3
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 3
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1(c)	SAST SA MFS Blue Chip Growth Portfolio Class 3
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 3
SAST SA Fixed Income Index Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 3
SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 3
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	SAST SA PIMCO Global Bond Opportunities Portfolio Class 3(f)
SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA PIMCO RAE International Value Portfolio Class 3
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1(c)	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 3
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 3
SAST SA Franklin Tactical Opportunities Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 3
SAST SA Global Index Allocation 60/40 Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 3
SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3
SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 3
SAST SA Index Allocation 60/40 Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 3
SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 3
SAST SA Index Allocation 90/10 Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 3
SAST SA International Index Portfolio Class 3	SAST SA Wellington Government and Quality Bond Portfolio Class 3
SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3
SAST SA Janus Focused Growth Portfolio Class 3

T. Rowe Price Retirement Funds, Inc. (T. Rowe Price)
T Rowe Price Retirement 2015 Advisor Class	T Rowe Price Retirement 2040 Advisor Class
T Rowe Price Retirement 2020 Advisor Class	T Rowe Price Retirement 2045 Advisor Class
T Rowe Price Retirement 2025 Advisor Class	T Rowe Price Retirement 2050 Advisor Class
T Rowe Price Retirement 2030 Advisor Class	T Rowe Price Retirement 2055 Advisor Class
T Rowe Price Retirement 2035 Advisor Class	T Rowe Price Retirement 2060 Advisor Class

VALIC Company I(b)
VALIC Company I Aggressive Growth Lifestyle Fund	VALIC Company I International Socially Responsible Fund
VALIC Company I Asset Allocation Fund	VALIC Company I International Value Fund
VALIC Company I Capital Appreciation Fund	VALIC Company I Large Capital Growth Fund
VALIC Company I Conservative Growth Lifestyle Fund	VALIC Company I Mid Cap Index Fund
VALIC Company I Core Bond Fund	VALIC Company I Mid Cap Strategic Growth Fund
VALIC Company I Dividend Value Fund	VALIC Company I Mid Cap Value Fund
VALIC Company I Dynamic Allocation Fund	VALIC Company I Moderate Growth Lifestyle Fund
VALIC Company I Emerging Economies Fund	VALIC Company I Nasdaq-100 Index Fund
VALIC Company I Global Real Estate Fund	VALIC Company I Science & Technology Fund
VALIC Company I Global Strategy Fund	VALIC Company I Small Cap Growth Fund
VALIC Company I Government Securities Fund	VALIC Company I Small Cap Index Fund
VALIC Company I Growth Fund	VALIC Company I Small Cap Special Values Fund

37

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

VALIC Company I(b)
VALIC Company I High Yield Bond Fund	VALIC Company I Small Cap Value Fund
VALIC Company I Inflation Protected Fund	VALIC Company I Stock Index Fund
VALIC Company I International Equities Index Fund	VALIC Company I Systematic Core Fund
VALIC Company I International Government Bond Fund	VALIC Company I Systematic Growth Fund
VALIC Company I International Growth Fund	VALIC Company I Systematic Value Fund
VALIC Company I International Opportunities Fund	VALIC Company I U.S. Socially Responsible Fund

The Vanguard Group, Inc. (Vanguard)
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	Vanguard Long-Term Treasury Fund Investor Shares
Vanguard LifeStrategy Growth Fund Investor Shares	Vanguard Wellington Fund Investor Shares
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	Vanguard Windsor II Fund Investor Shares
Vanguard Long-Term Investment-Grade Fund Investor Shares

(a)These are affiliated investment companies. SunAmerica Asset Management, LLC., an affiliate of VALIC, serves as the investment advisor to Seasons Series Trust and SunAmerica Series Trust.
(b)    These are affiliated investment companies. VALIC serves as the investment advisor to VALIC Company I. VALIC Retirement Services Company, a direct, wholly owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to VALIC Company I, Seasons Series Trust and SunAmerica Series Trust. SunAmerica, an affiliate of VALIC, serves as the administrator to each series of VALIC Company I, and as the investment sub-advisor to certain series of VALIC Company I.
(c)    Sub-account had no activity during the current or prior year and no assets or liabilities as of December 31, 2024.
(d)    Formerly American Beacon Bridgeway Large Cap Growth Fund.
(e)    Formerly SAST SA DFA Ultra Short Bond Portfolio.
(f)     Formerly SAST SA Goldman Sachs Global Bond Portfolio.
In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of VALIC’s General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.
The assets of each of the sub-accounts of the Separate Account are registered in the name of VALIC. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from VALIC’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising out of any other business VALIC may conduct.
Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.
Each subaccount of the Separate Account constitutes a single operating segment and therefore, a single reportable segment. Separate Accounts are structured with a limited purpose by design and their sole purpose, which records and reports the invested funds and activities and performance chosen by contract/policy holders. Investment performance of the subaccounts may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. The chief operating decision maker (CODM) oversees the performance of the underlying funds to evaluate the results of the business and make operational decisions. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein.
2.     Summary of Significant Accounting Policy
The financial statements of the Separate Account have been prepared in accordance with accounting principles generally accepted in the United States (GAAP). The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.
Use of Estimates: The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.
Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

38

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.
Participants are able to elect assumed interest rates between 3.00 and 6.00 percent in determining annuity payments for all contracts.
At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, VALIC makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.
Accumulation Unit: This is the basic valuation unit used to calculate the contract owner’s interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.
Income Taxes: The operations of the Separate Account are included in the federal income tax return of VALIC, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, VALIC does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. VALIC will periodically review changes in the tax law. VALIC retains the right to charge for any federal income tax incurred which is applicable to the Separate Account if the law is changed.
3.    Fair Value Measurements
Assets recorded at fair value in the Separate Account’s Statement of Assets and Liabilities are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:
• Level 1— Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.
•Level 2— Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.
• Level 3— Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances for these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The Separate Account assets measured at fair value as of December 31, 2024 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2024, and respective hierarchy levels.
4. Expenses
Expense charges are applied against the current value of the Separate Account and are paid to VALIC as follows:
Separate Account Annual Charges: Deductions for the mortality and expense risk charges are calculated daily, at an annual rate, on the actual prior day’s net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to VALIC. The mortality risk charge represents compensation to VALIC for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to VALIC for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future.

39

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.
The exact rate depends on the particular product issued and funds selected. Expense charges for each product are as follows:

Products	Separate Account Annual Charges
Equity Director	1.85% - 2.10%
GTS-VA	0.85% on the first $10 million
0.425% on the next $90 million
0.21% on the excess over $100 million
GUP	1.00%
IMPACT	1.00%
Independence Plus	1.00%
Polaris Choice Elite	1.65% - 1.90%
Polaris Platinum Elite	1.30% - 1.55% prior to May 1, 2017
Polaris Platinum Elite	1.15% - 1.55% on or after May 1, 2017
Portfolio Director	0.20% - 1.25%
Portfolio Director Freedom Advisor	0.60%
Portfolio Director Plus	0.00%
Potentia	1.45%
Mortality and expense risk charges of the Separate Account products (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

Products	Expense Limitations
GTS-VA	0.6966% on the first $25,434,267
0.50% on the next $74,565,733
0.25% on the excess over $100 million
GUP	1.4157% on the first $359,065,787
1.36% on the next $40,934,213
1.32% on the excess over $400 million
Platform Charges:In order to make certain underlying Funds available as investment options for the contract, VALIC may assess an additional charge of 0.25 percent related to those Funds that do not pay VALIC for administrative, recordkeeping and shareholder services. These charges are included as part of the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.
Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by VALIC on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by VALIC related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.
A contract maintenance charge of $3.75 is assessed on each contract (except those relating to Potentia, Portfolio Director Freedom Advisor, Portfolio Director Plus, and series 2-8 and 10-12 of Portfolio Director, GUP and GTS- VA, contracts within the Impact product are assessed a $30 annual maintenance charge and contracts within the Polaris Platinum Elite product are assessed a $50 annual maintenance charge, which may be waived if the Polaris Platinum Elite contract value is $75,000 or more) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period.
Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to VALIC. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

40

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Separate Account Expense Reimbursements or Credits: Certain of the Funds or their affiliates have an agreement with VALIC to pay VALIC for administrative and shareholder services provided to the underlying Fund. VALIC applied these payments to reduce its charges to the sub-account investing in that Fund. In addition, VALIC currently reimburses or credits certain sub-accounts a portion of VALIC’s mortality and expense risk charges. Such crediting arrangements are voluntary and may be changed by VALIC at any time. The reimbursements are included on the reimbursements of expenses line of the Statements of Operations and Changes in Net Assets.
The expense reimbursements are credited at the annual rate of 0.25 percent.
Sales and Administrative Charge: Certain purchase payments to certain products are subject to a sales and administrative charge. The percentage rate charged is based on the amount of purchase payments received. These charges are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.
Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, VALIC will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.
Guaranteed Minimum Withdrawal Benefit (GMWB) Charge: The charges for the GMWB riders are assessed quarterly on all policies that have elected this option. The annualized charges by GMWB rider and by product are as follows:

Annualized GMWB Charge for Contracts Issued:
GMWB Rider	Products	Before October 9, 2017	On or After October 9, 2017
Polaris Income Builder	Polaris Choice Elite Polaris Platinum Elite	0.60% to 2.20% for one covered person 0.60% to 2.70% for two covered persons	0.60% to 2.20% for one covered person 0.60% to 2.70% for two covered persons
Polaris Income Plus	Polaris Choice Elite Polaris Platinum Elite	0.60% to 2.20% for one covered person 0.60% to 2.70% for two covered persons	0.60% to 2.50% for one covered person 0.60% to 2.50% for two covered persons
Polaris Income Plus Daily	Polaris Choice Elite Polaris Platinum Elite	0.60% to 2.20% for one covered person 0.60% to 2.70% for two covered persons	0.60% to 2.50% for one covered person 0.60% to 2.50% for two covered persons
IncomeLock (1)	Portfolio Director Equity Director	0.65% to 1.15% for one covered person Not available for two covered persons	Not applicable
IncomeLock Plus (2)	Portfolio Director Equity Director	0.60% to 2.20% for one covered person 0.60% to 2.70% for two covered persons	Not applicable

(1) IncomeLock was not available to contracts issued after July 2, 2012.
(2) IncomeLock Plus was not available to contracts issued after January 2, 2017.

41

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.    Purchases and Sales of Investments
For the year ended December 31, 2024, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts	Cost of Purchases	Proceeds from Sales
American Beacon Man Large Cap Growth Fund - Investor Class	$16,052,439	$14,077,391
Ariel Appreciation Fund Investor Class	19,694,001	44,690,406
Ariel Fund Investor Class	30,778,423	63,131,862
FTVIP Franklin Allocation VIP Fund Class 2	33,769	19,246
FTVIP Franklin Income VIP Fund Class 2	444,050	316,122
Goldman Sachs VIT Government Money Market Fund Institutional Shares	205,158,649	122,460,609
Goldman Sachs VIT Government Money Market Fund Service Shares	4,574,536	4,745,397
Invesco V.I. American Franchise Fund Series II	67,602	216,816
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	15,673,653	10,197,407
Invesco V.I. Comstock Fund Series II	244,115	340,361
Invesco V.I. Growth and Income Fund Series II	126,656	390,232
Lord Abbett Growth and Income Portfolio Class VC	49,342	136,397
PIMCO Emerging Markets Bond Portfolio Advisor Class	3,011	12,521
PIMCO Total Return Portfolio Advisor Class	978,899	374,868
SST SA Allocation Balanced Portfolio Class 3	96,662	646,038
SST SA Allocation Growth Portfolio Class 3	549,137	773,265
SST SA Allocation Moderate Growth Portfolio Class 3	529,138	854,131
SST SA Allocation Moderate Portfolio Class 3	210,908	530,529
SST SA American Century Inflation Protection Portfolio Class 3	893,484	1,111,293
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	277,667	623,294
SAST SA AB Growth Portfolio Class 3	1,332,903	1,020,524
SAST SA AB Small & Mid Cap Value Portfolio Class 3	332,088	275,401
SAST SA American Funds Asset Allocation Portfolio Class 3	4,582,568	9,947,811
SAST SA American Funds Global Growth Portfolio Class 3	554,151	558,033
SAST SA American Funds Growth Portfolio Class 3	1,633,916	1,711,305
SAST SA American Funds Growth-Income Portfolio Class 3	710,917	667,010
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	13,756,705	16,594,336
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	271,434	50,143
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	2,136,239	4,897,847
SAST SA Emerging Markets Equity Index Portfolio Class 3	23,370	21,072
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	897,447	879,650
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	29,137	10,812
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	65,644	133,651
SAST SA Fixed Income Index Portfolio Class 3	651,042	621,627
SAST SA Fixed Income Intermediate Index Portfolio Class 3	163,762	213,880
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	342,010	261,694
SAST SA Franklin Small Company Value Portfolio Class 3	59,942	146,709
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	9,172	538
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	126,996	715,372
SAST SA Franklin Tactical Opportunities Portfolio Class 3	17,393	55,901
SAST SA Global Index Allocation 60/40 Portfolio Class 3	149,821	199,194
SAST SA Global Index Allocation 75/25 Portfolio Class 3	114,644	167,382
SAST SA Global Index Allocation 90/10 Portfolio Class 3	517,674	2,076,448
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	999,904	304,965
SAST SA Index Allocation 60/40 Portfolio Class 3	575,513	1,167,974
SAST SA Index Allocation 80/20 Portfolio Class 3	1,322,895	1,859,254
SAST SA Index Allocation 90/10 Portfolio Class 3	3,346,063	9,881,849
SAST SA International Index Portfolio Class 3	51,613	91,952
SAST SA Invesco Growth Opportunities Portfolio Class 3	184,451	70,288
SAST SA Janus Focused Growth Portfolio Class 3	155,630	217,989
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	141,602	500,505
SAST SA JPMorgan Emerging Markets Portfolio Class 3	50,839	125,444

42

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SAST SA JPMorgan Equity-Income Portfolio Class 3	$185,194	$375,013
SAST SA JPMorgan Global Equities Portfolio Class 3	137,576	22,272
SAST SA JPMorgan Large Cap Core Portfolio Class 3	166,214	715,136
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	1,059,544	1,251,218
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	477,840	645,509
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	237,604	189,598
SAST SA Large Cap Growth Index Portfolio Class 3	57,588	252,915
SAST SA Large Cap Index Portfolio Class 3	539,333	438,777
SAST SA Large Cap Value Index Portfolio Class 3	127,797	208,966
SAST SA MFS Blue Chip Growth Portfolio Class 3	531,024	561,226
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	217,496	372,621
SAST SA MFS Total Return Portfolio Class 3	162,302	403,061
SAST SA Mid Cap Index Portfolio Class 3	93,291	227,575
SAST SA Morgan Stanley International Equities Portfolio Class 3	75,375	171,150
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	310,812	490,684
SAST SA PIMCO RAE International Value Portfolio Class 3	63,539	140,695
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	2,423,385	3,975,501
SAST SA PineBridge High-Yield Bond Portfolio Class 3	164,480	204,013
SAST SA Putnam International Growth and Income Portfolio Class 3	25,279	27,989
SAST SA Schroders VCP Global Allocation Portfolio Class 3	615,026	2,696,553
SAST SA Small Cap Index Portfolio Class 3	90,555	198,009
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	669,484	335,321
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	1,790,116	6,654,326
SAST SA VCP Dynamic Allocation Portfolio Class 3	4,083,095	13,688,796
SAST SA VCP Dynamic Strategy Portfolio Class 3	2,726,672	14,204,994
SAST SA VCP Index Allocation Portfolio Class 3	4,622,808	2,531,962
SAST SA Wellington Capital Appreciation Portfolio Class 3	269,307	1,967,037
SAST SA Wellington Government and Quality Bond Portfolio Class 3	735,313	791,169
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	51,732	359,195
T Rowe Price Retirement 2015 Advisor Class	37,022,775	38,176,165
T Rowe Price Retirement 2020 Advisor Class	43,455,572	46,415,697
T Rowe Price Retirement 2025 Advisor Class	39,717,550	43,058,753
T Rowe Price Retirement 2030 Advisor Class	22,870,374	16,781,283
T Rowe Price Retirement 2035 Advisor Class	17,130,974	7,677,549
T Rowe Price Retirement 2040 Advisor Class	14,217,446	6,927,539
T Rowe Price Retirement 2045 Advisor Class	12,446,464	5,347,747
T Rowe Price Retirement 2050 Advisor Class	10,304,661	4,325,431
T Rowe Price Retirement 2055 Advisor Class	6,992,625	2,285,273
T Rowe Price Retirement 2060 Advisor Class	8,066,639	2,363,332
VALIC Company I Aggressive Growth Lifestyle Fund	21,393,746	60,681,402
VALIC Company I Asset Allocation Fund	6,652,612	18,427,116
VALIC Company I Capital Appreciation Fund	146,672,164	21,785,988
VALIC Company I Conservative Growth Lifestyle Fund	11,286,278	43,128,898
VALIC Company I Core Bond Fund	239,790,784	297,770,329
VALIC Company I Dividend Value Fund	220,597,264	140,914,006
VALIC Company I Dynamic Allocation Fund	23,136,678	42,950,440
VALIC Company I Emerging Economies Fund	180,534,062	200,311,812
VALIC Company I Global Real Estate Fund	222,902,936	104,884,462
VALIC Company I Global Strategy Fund	1,853,715	28,367,632
VALIC Company I Government Securities Fund	20,724,629	22,135,761
VALIC Company I Growth Fund	86,603,666	379,548,373
VALIC Company I High Yield Bond Fund	91,107,727	138,879,813
VALIC Company I Inflation Protected Fund	112,354,195	83,939,651
VALIC Company I International Equities Index Fund	221,925,997	420,591,976
VALIC Company I International Government Bond Fund	16,233,041	17,891,758
VALIC Company I International Growth Fund	22,226,242	86,013,217

43

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
VALIC Company I International Opportunities Fund	$13,367,997	$122,419,200
VALIC Company I International Socially Responsible Fund	80,695,976	70,624,580
VALIC Company I International Value Fund	41,026,345	145,422,346
VALIC Company I Large Capital Growth Fund	50,705,460	172,904,487
VALIC Company I Mid Cap Index Fund	237,785,711	676,823,711
VALIC Company I Mid Cap Strategic Growth Fund	165,410,820	365,716,494
VALIC Company I Mid Cap Value Fund	379,875,073	185,504,670
VALIC Company I Moderate Growth Lifestyle Fund	31,744,221	114,598,503
VALIC Company I Nasdaq-100 Index Fund	68,060,304	107,784,950
VALIC Company I Science & Technology Fund	13,311,827	295,610,880
VALIC Company I Small Cap Growth Fund	37,766,175	146,704,639
VALIC Company I Small Cap Index Fund	181,763,749	268,647,802
VALIC Company I Small Cap Special Values Fund	13,997,343	28,258,759
VALIC Company I Small Cap Value Fund	105,990,915	221,876,048
VALIC Company I Stock Index Fund	544,264,087	750,531,323
VALIC Company I Systematic Core Fund	14,662,368	93,035,562
VALIC Company I Systematic Growth Fund	109,883,892	118,674,274
VALIC Company I Systematic Value Fund	7,503,336	42,659,673
VALIC Company I U.S. Socially Responsible Fund	66,200,737	215,920,965
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	17,047,157	18,035,758
Vanguard LifeStrategy Growth Fund Investor Shares	40,173,438	32,677,767
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	36,550,443	33,741,844
Vanguard Long-Term Investment-Grade Fund Investor Shares	14,550,045	22,136,230
Vanguard Long-Term Treasury Fund Investor Shares	10,723,973	19,727,338
Vanguard Wellington Fund Investor Shares	223,321,688	245,356,390
Vanguard Windsor II Fund Investor Shares	242,515,553	205,893,062

44

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. Financial Highlights
The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2024, follows:

	December 31, 2024				For the Year Ended December 31, 2024
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Beacon Man Large Cap Growth Fund - Investor Class	38,638,630	1.50	2.13	87,883,049	0.00	0.20	1.85	21.32	23.35
Ariel Appreciation Fund Investor Class	42,848,723	1.13	2.45	221,466,005	0.39	0.20	1.85	4.34	6.09
Ariel Fund Investor Class	57,668,819	1.22	2.75	336,659,190	0.11	0.20	1.85	9.73	11.57
FTVIP Franklin Allocation VIP Fund Class 2	47,608	18.12	19.37	877,377	2.06	1.15	1.55	7.46	7.90
FTVIP Franklin Income VIP Fund Class 2	282,272	18.97	20.64	5,695,776	5.25	1.15	1.65	5.44	5.97
Goldman Sachs VIT Government Money Market Fund Institutional Shares	387,607,812	0.90	1.10	809,977,046	5.12	0.20	1.85	3.23	4.96
Goldman Sachs VIT Government Money Market Fund Service Shares	387,356	10.15	10.51	4,037,291	4.85	1.15	1.55	3.29	3.70
Invesco V.I. American Franchise Fund Series II	28,830	55.94	60.19	1,713,061	0.00	1.15	1.55	32.48	33.02
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	165,897,809	0.73	0.89	136,711,005	2.63	0.40	1.85	3.74	5.26
Invesco V.I. Comstock Fund Series II	44,191	29.90	34.22	1,440,828	1.54	1.15	1.90	12.70	13.55
Invesco V.I. Growth and Income Fund Series II	42,744	27.88	31.95	1,295,688	1.19	1.15	1.90	13.53	14.39
Lord Abbett Growth and Income Portfolio Class VC	19,911	26.91	29.03	566,336	0.84	1.15	1.55	18.74	19.22
PIMCO Emerging Markets Bond Portfolio Advisor Class	1,687		10.08	17,011	6.92		1.15		6.19
PIMCO Total Return Portfolio Advisor Class	603,264	9.16	9.38	5,647,016	3.96	1.15	1.55	0.85	1.25
SST SA Allocation Balanced Portfolio Class 3	170,168	18.79	20.23	3,344,827	1.74	1.15	1.55	6.42	6.85
SST SA Allocation Growth Portfolio Class 3	289,320	25.89	27.92	7,937,922	1.21	1.15	1.55	11.94	12.39
SST SA Allocation Moderate Growth Portfolio Class 3	278,707	22.04	24.24	6,534,803	1.52	1.15	1.65	9.72	10.27
SST SA Allocation Moderate Portfolio Class 3	346,571	21.21	22.87	7,588,253	1.65	1.15	1.55	8.72	9.15
SST SA American Century Inflation Protection Portfolio Class 3	466,258	10.50	11.94	5,448,388	3.40	1.15	1.90	-0.35	0.41
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	160,286	18.95	19.58	3,129,973	1.44	1.15	1.55	17.06	17.53
SAST SA AB Growth Portfolio Class 3	96,262	60.05	69.09	6,501,913	0.00	1.15	1.90	22.58	23.51
SAST SA AB Small & Mid Cap Value Portfolio Class 3	66,381	30.39	34.78	2,235,138	0.43	1.15	1.90	7.42	8.23
SAST SA American Funds Asset Allocation Portfolio Class 3	2,511,707	26.36	28.87	71,012,471	1.79	1.15	1.65	14.27	14.85
SAST SA American Funds Global Growth Portfolio Class 3	97,619	33.63	38.54	3,593,626	0.59	1.15	1.90	11.11	11.95
SAST SA American Funds Growth Portfolio Class 3	284,141	55.08	63.01	17,176,141	0.07	1.15	1.90	28.82	29.79
SAST SA American Funds Growth-Income Portfolio Class 3	207,189	38.84	42.53	8,452,640	0.93	1.15	1.65	21.85	22.47
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	3,904,827	19.49	20.71	79,952,238	1.07	1.15	1.65	15.50	16.08
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	141,026	12.04	12.25	1,726,442	0.00	1.15	1.55	10.17	10.61
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	2,492,222	12.53	13.11	32,388,468	1.30	1.15	1.65	6.11	6.64
SAST SA Emerging Markets Equity Index Portfolio Class 3	17,486	9.43	9.68	168,292	1.82	1.15	1.55	3.93	4.35
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	339,889	16.63	19.07	6,323,213	3.17	1.15	1.90	0.13	0.88
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	10,422	14.04	14.36	148,033	0.12	1.15	1.55	5.91	6.33
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	24,303	16.55	17.82	423,170	1.81	1.15	1.55	5.95	6.38
SAST SA Fixed Income Index Portfolio Class 3	444,942	9.49	9.77	4,327,176	2.62	1.15	1.55	-0.71	-0.31
SAST SA Fixed Income Intermediate Index Portfolio Class 3	167,760	9.78	10.07	1,684,835	2.57	1.15	1.55	1.01	1.42
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	46,664	28.92	33.10	1,477,249	2.07	1.15	1.90	16.17	17.05
SAST SA Franklin Small Company Value Portfolio Class 3	27,053	26.23	30.01	784,948	0.72	1.15	1.90	9.56	10.39
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	648	19.05	19.20	12,375	0.79	1.15	1.30	28.39	28.58
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	95,553	42.04	48.01	4,438,968	1.06	1.15	1.90	17.79	18.68
SAST SA Franklin Tactical Opportunities Portfolio Class 3	64,279	14.28	14.69	939,151	0.14	1.15	1.55	10.82	11.27
SAST SA Global Index Allocation 60/40 Portfolio Class 3	186,699	12.92	13.27	2,469,067	1.87	1.15	1.55	6.94	7.37
SAST SA Global Index Allocation 75/25 Portfolio Class 3	186,558	13.61	13.98	2,586,772	1.31	1.15	1.55	8.53	8.97
SAST SA Global Index Allocation 90/10 Portfolio Class 3	630,474	14.27	14.66	9,197,355	1.26	1.15	1.55	9.87	10.31
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	275,542	14.15	14.57	3,985,146	4.77	1.15	1.55	11.65	12.10
SAST SA Index Allocation 60/40 Portfolio Class 3	596,449	15.74	16.24	9,646,341	1.22	1.15	1.55	10.28	10.72
SAST SA Index Allocation 80/20 Portfolio Class 3	809,454	17.97	18.54	14,903,964	1.19	1.15	1.55	13.08	13.54
SAST SA Index Allocation 90/10 Portfolio Class 3	2,635,060	19.03	19.64	51,489,404	1.08	1.15	1.55	14.29	14.75
SAST SA International Index Portfolio Class 3	37,646	11.71	12.05	449,566	2.43	1.15	1.55	1.26	1.66
SAST SA Invesco Growth Opportunities Portfolio Class 3	24,788	33.17	35.68	847,443	0.00	1.15	1.55	14.21	14.67
SAST SA Janus Focused Growth Portfolio Class 3	26,813	46.42	53.32	1,390,717	0.00	1.15	1.90	25.81	26.76
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	122,221	23.55	25.27	3,038,300	1.50	1.15	1.55	7.58	8.01
SAST SA JPMorgan Emerging Markets Portfolio Class 3	43,885	11.62	13.35	557,569	2.66	1.15	1.90	8.15	8.96
SAST SA JPMorgan Equity-Income Portfolio Class 3	45,499	29.80	34.26	1,483,562	2.17	1.15	1.90	10.34	11.17
SAST SA JPMorgan Global Equities Portfolio Class 3	11,883	24.59	26.62	309,857	1.41	1.15	1.55	19.50	19.99
SAST SA JPMorgan Large Cap Core Portfolio Class 3	27,672	35.78	41.06	1,084,255	0.14	1.15	1.90	21.17	22.09
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	429,511	12.77	14.69	6,093,621	3.35	1.15	1.90	-0.13	0.63
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	63,268	47.92	52.45	3,225,398	0.00	1.15	1.65	12.05	12.62
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	255,667	8.61	9.26	2,334,380	3.77	1.15	1.55	3.45	3.87
SAST SA Large Cap Growth Index Portfolio Class 3	49,087	24.18	24.83	1,211,137	0.41	1.15	1.55	33.22	33.76
SAST SA Large Cap Index Portfolio Class 3	146,054	22.39	23.05	3,315,505	1.11	1.15	1.55	22.45	22.94
SAST SA Large Cap Value Index Portfolio Class 3	36,669	17.78	18.26	667,310	0.85	1.15	1.55	9.91	10.35
SAST SA MFS Blue Chip Growth Portfolio Class 3	43,939	48.90	56.42	2,383,082	0.00	1.15	1.90	32.84	33.84

45

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2024				For the Year Ended December 31, 2024
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	31,015	38.07	43.74	1,284,586	0.76	1.15	1.90	17.09	17.98
SAST SA MFS Total Return Portfolio Class 3	57,200	22.19	23.87	1,336,823	2.22	1.15	1.55	5.69	6.12
SAST SA Mid Cap Index Portfolio Class 3	85,144	16.36	16.84	1,421,470	0.92	1.15	1.55	11.52	11.97
SAST SA Morgan Stanley International Equities Portfolio Class 3	55,655	12.36	14.19	751,223	1.54	1.15	1.90	0.72	1.48
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	222,915	9.24	10.57	2,299,893	2.14	1.15	1.90	-3.46	-2.73
SAST SA PIMCO RAE International Value Portfolio Class 3	47,617	10.86	12.43	561,400	3.45	1.15	1.90	-0.17	0.59
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	1,902,288	14.83	15.72	29,517,656	4.26	1.15	1.65	7.16	7.70
SAST SA PineBridge High-Yield Bond Portfolio Class 3	78,383	18.60	21.48	1,618,335	6.56	1.15	1.90	5.20	5.99
SAST SA Putnam International Growth and Income Portfolio Class 3	9,719	12.77	13.75	128,964	2.91	1.15	1.55	3.83	4.25
SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,177,054	13.81	14.31	16,693,505	1.67	1.15	1.55	9.83	10.27
SAST SA Small Cap Index Portfolio Class 3	77,761	13.72	14.13	1,089,442	0.89	1.15	1.55	8.95	9.39
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	269,606	16.27	16.75	4,494,732	1.06	1.15	1.55	12.22	12.67
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	2,584,017	16.30	17.05	43,684,434	1.89	1.15	1.65	11.45	12.02
SAST SA VCP Dynamic Allocation Portfolio Class 3	4,336,756	17.95	19.78	84,567,720	1.39	1.15	1.90	11.41	12.25
SAST SA VCP Dynamic Strategy Portfolio Class 3	4,556,373	17.32	19.03	85,434,698	1.36	1.15	1.90	10.50	11.33
SAST SA VCP Index Allocation Portfolio Class 3	2,448,152	14.53	14.95	36,402,678	1.68	1.15	1.55	14.07	14.53
SAST SA Wellington Capital Appreciation Portfolio Class 3	134,932	71.26	82.14	10,780,904	0.00	1.15	1.90	38.73	39.78
SAST SA Wellington Government and Quality Bond Portfolio Class 3	358,274	10.45	11.97	4,162,652	3.65	1.15	1.90	-1.01	-0.26
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	130,090	15.10	15.60	2,017,172	1.02	1.15	1.55	10.93	11.38
T Rowe Price Retirement 2015 Advisor Class	9,239,396	1.19	1.56	14,325,545	2.43	0.20	1.00	7.46	8.32
T Rowe Price Retirement 2020 Advisor Class	17,442,551	1.20	1.63	28,284,920	2.35	0.20	1.00	7.81	8.68
T Rowe Price Retirement 2025 Advisor Class	38,189,783	1.21	1.72	65,110,425	2.33	0.20	1.00	8.35	9.22
T Rowe Price Retirement 2030 Advisor Class	52,148,465	1.23	1.82	94,881,400	2.02	0.20	1.00	9.35	10.24
T Rowe Price Retirement 2035 Advisor Class	48,463,514	1.26	1.92	92,750,534	1.68	0.20	1.00	10.55	11.44
T Rowe Price Retirement 2040 Advisor Class	46,015,881	1.28	2.01	92,150,084	1.44	0.20	1.00	11.71	12.61
T Rowe Price Retirement 2045 Advisor Class	37,417,127	1.30	2.07	76,512,471	1.27	0.20	1.00	12.48	13.39
T Rowe Price Retirement 2050 Advisor Class	32,497,674	1.31	2.08	66,767,824	1.23	0.20	1.00	12.75	13.66
T Rowe Price Retirement 2055 Advisor Class	19,358,038	1.31	2.08	39,516,065	1.20	0.20	1.00	12.82	13.73
T Rowe Price Retirement 2060 Advisor Class	16,681,351	1.31	2.08	34,404,329	1.31	0.20	1.00	12.83	13.74
VALIC Company I Aggressive Growth Lifestyle Fund	133,085,211	1.28	2.42	708,704,120	2.08	0.20	1.85	12.13	14.00
VALIC Company I Asset Allocation Fund	11,874,180	1.30	2.03	148,164,273	1.51	0.20	1.85	12.88	14.77
VALIC Company I Capital Appreciation Fund	38,405,131	5.22	5.26	225,262,794	0.06	0.40	1.85	29.36	31.26
VALIC Company I Conservative Growth Lifestyle Fund	74,776,696	1.62	2.16	284,065,239	2.40	0.40	1.85	5.55	7.10
VALIC Company I Core Bond Fund	848,319,994	1.09	1.16	1,796,665,045	3.74	0.00	1.85	-0.18	1.69
VALIC Company I Dividend Value Fund	129,717,258	1.21	3.02	735,945,960	3.19	0.20	1.85	10.76	12.61
VALIC Company I Dynamic Allocation Fund	66,159,585	1.24	1.73	125,731,068	2.63	0.20	1.85	10.65	12.50
VALIC Company I Emerging Economies Fund	625,091,574	1.04	1.20	731,408,197	2.07	0.20	1.85	9.36	11.19
VALIC Company I Global Real Estate Fund	237,003,322	1.41	1.73	378,983,438	2.20	0.40	1.85	-0.47	1.00
VALIC Company I Global Strategy Fund	87,931,878	1.26	1.52	213,555,257	0.00	0.20	1.85	10.09	11.93
VALIC Company I Government Securities Fund	38,972,672	0.97	1.04	121,666,221	3.63	0.20	1.85	-0.72	0.94
VALIC Company I Growth Fund	297,505,443	1.78	4.94	1,777,554,959	0.09	0.20	1.85	30.29	32.47
VALIC Company I High Yield Bond Fund	94,890,880	1.19	1.59	343,003,539	6.46	0.20	1.85	4.56	6.31
VALIC Company I Inflation Protected Fund	268,413,742	1.07	1.21	389,097,766	11.98	0.00	1.85	-0.68	1.18
VALIC Company I International Equities Index Fund	524,763,084	1.18	1.42	1,415,597,669	2.42	0.20	1.85	1.23	2.92
VALIC Company I International Government Bond Fund	20,629,592	0.87	1.04	59,159,913	0.00	0.20	1.85	-2.82	-1.20
VALIC Company I International Growth Fund	77,191,446	1.20	1.86	358,132,512	0.00	0.20	1.85	4.62	6.37
VALIC Company I International Opportunities Fund	120,096,590	1.41	1.46	374,375,800	0.98	0.40	1.85	-4.19	-2.78
VALIC Company I International Socially Responsible Fund	48,321,372	1.19	2.21	419,033,130	1.84	0.20	1.85	1.07	2.76
VALIC Company I International Value Fund	258,870,743		1.28	426,947,358	1.76	0.00	1.85	6.43	8.43
VALIC Company I Large Capital Growth Fund	118,319,707	1.37	4.13	629,058,701	0.37	0.20	1.85	14.09	16.00
VALIC Company I Mid Cap Index Fund	83,767,845	1.24	3.16	2,788,574,052	1.50	0.20	1.85	11.42	13.28
VALIC Company I Mid Cap Strategic Growth Fund	171,370,514	1.40	3.51	961,862,495	0.02	0.20	1.85	17.58	19.54
VALIC Company I Mid Cap Value Fund	75,278,724	2.82	3.27	811,060,076	1.03	0.40	1.85	8.81	10.41
VALIC Company I Moderate Growth Lifestyle Fund	205,329,045	1.22	2.10	1,012,797,894	2.26	0.20	1.85	8.78	10.60
VALIC Company I Nasdaq-100 Index Fund	182,832,007	7.87	9.49	998,260,526	0.34	0.40	1.85	22.97	24.77
VALIC Company I Science & Technology Fund	142,104,685	1.89	6.60	2,874,068,828	0.00	0.20	1.85	30.16	32.34
VALIC Company I Small Cap Growth Fund	70,003,211	1.18	3.24	437,775,254	0.00	0.20	1.85	8.81	10.63
VALIC Company I Small Cap Index Fund	97,968,913	1.21	2.57	1,016,236,506	1.23	0.20	1.85	9.16	10.99
VALIC Company I Small Cap Special Values Fund	61,218,486	2.76	3.15	199,659,344	1.63	0.40	1.85	4.52	6.05
VALIC Company I Small Cap Value Fund	47,892,417	2.29	2.81	305,116,878	1.91	0.40	1.85	7.06	8.64
VALIC Company I Stock Index Fund	255,058,011	1.47	4.50	6,048,666,227	1.14	0.20	1.85	22.37	24.41
VALIC Company I Systematic Core Fund	58,707,975	1.43	4.05	591,290,044	1.03	0.20	1.85	20.84	22.86
VALIC Company I Systematic Growth Fund	154,630,861	3.49	5.36	893,983,441	0.00	0.00	1.85	32.01	34.48
VALIC Company I Systematic Value Fund	84,891,614	1.24	2.94	298,986,265	1.78	0.20	1.85	14.59	16.51
VALIC Company I U.S. Socially Responsible Fund	92,191,489	2.88	4.30	623,105,516	1.42	0.00	1.85	16.43	18.61
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	38,928,980	1.55	1.92	109,033,465	3.08	0.65	2.10	5.29	6.84
Vanguard LifeStrategy Growth Fund Investor Shares	92,152,595	2.32	2.52	377,838,394	2.43	0.65	2.10	10.81	12.44

46

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2024				For the Year Ended December 31, 2024
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	93,845,689	1.91	2.24	327,253,966	2.77	0.65	2.10	8.01	9.59
Vanguard Long-Term Investment-Grade Fund Investor Shares	39,304,957	1.04	1.34	138,494,847	4.82	0.20	1.85	-4.59	-2.99
Vanguard Long-Term Treasury Fund Investor Shares	39,815,766	0.94	1.05	108,964,754	3.83	0.20	1.85	-8.14	-6.60
Vanguard Wellington Fund Investor Shares	270,907,475	2.17	2.55	1,909,347,489	2.18	0.00	2.10	12.39	14.79
Vanguard Windsor II Fund Investor Shares	251,342,916	1.30	3.47	2,125,349,462	1.62	0.45	2.10	11.83	13.70

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Beacon Man Large Cap Growth Fund - Investor Class	42,984,285	1.22	1.75	79,792,384	0.15	0.20	1.85	28.62	30.75
Ariel Appreciation Fund Investor Class	52,514,641	1.06	2.35	245,376,154	0.70	0.20	1.85	8.59	10.40
Ariel Fund Investor Class	65,864,691	1.10	2.51	348,104,803	0.43	0.20	1.85	13.70	15.58
FTVIP Franklin Allocation VIP Fund Class 2	47,085	16.86	17.95	806,543	1.20	1.15	1.55	12.85	13.31
FTVIP Franklin Income VIP Fund Class 2	287,984	17.99	19.48	5,492,149	5.04	1.15	1.65	6.85	7.38
Goldman Sachs VIT Government Money Market Fund Institutional Shares	361,468,726	0.87	1.05	727,278,199	4.43	0.20	1.85	3.13	4.84
Goldman Sachs VIT Government Money Market Fund Service Shares	418,732	9.83	10.14	4,208,152	4.60	1.15	1.55	3.18	3.59
Invesco V.I. American Franchise Fund Series II	31,323	42.22	45.25	1,397,892	0.00	1.15	1.55	38.44	39.00
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	165,130,630	0.71	0.84	130,042,137	2.98	0.40	1.85	-4.91	-3.52
Invesco V.I. Comstock Fund Series II	50,477	26.53	30.14	1,449,767	1.58	1.15	1.90	9.99	10.82
Invesco V.I. Growth and Income Fund Series II	54,464	24.56	27.93	1,448,463	1.32	1.15	1.90	10.30	11.12
Lord Abbett Growth and Income Portfolio Class VC	24,500	22.66	24.35	585,538	0.87	1.15	1.55	11.45	11.90
PIMCO Emerging Markets Bond Portfolio Advisor Class	2,738		9.50	26,007	5.55		1.15		9.74
PIMCO Total Return Portfolio Advisor Class	553,977	9.09	9.27	5,124,448	3.21	1.15	1.55	4.20	4.62
SST SA Allocation Balanced Portfolio Class 3	199,818	17.66	18.93	3,681,722	2.30	1.15	1.55	9.71	10.14
SST SA Allocation Growth Portfolio Class 3	303,373	23.12	24.84	7,409,983	2.15	1.15	1.55	15.39	15.85
SST SA Allocation Moderate Growth Portfolio Class 3	298,541	20.08	21.98	6,343,803	2.45	1.15	1.65	13.17	13.73
SST SA Allocation Moderate Portfolio Class 3	365,809	19.51	20.96	7,358,385	2.39	1.15	1.55	11.95	12.40
SST SA American Century Inflation Protection Portfolio Class 3	494,401	10.54	11.89	5,764,501	4.69	1.15	1.90	1.35	2.11
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	178,381	16.19	16.66	2,965,172	1.54	1.15	1.55	18.77	19.25
SAST SA AB Growth Portfolio Class 3	100,333	48.99	55.94	5,501,272	0.00	1.15	1.90	32.18	33.17
SAST SA AB Small & Mid Cap Value Portfolio Class 3	68,327	28.29	32.14	2,130,199	0.67	1.15	1.90	14.42	15.28
SAST SA American Funds Asset Allocation Portfolio Class 3	2,825,538	23.07	25.13	69,639,495	2.44	1.15	1.65	12.05	12.61
SAST SA American Funds Global Growth Portfolio Class 3	107,938	30.27	34.42	3,553,227	0.72	1.15	1.90	20.06	20.96
SAST SA American Funds Growth Portfolio Class 3	300,856	42.75	48.55	14,053,684	1.42	1.15	1.90	35.41	36.43
SAST SA American Funds Growth-Income Portfolio Class 3	215,848	31.87	34.73	7,210,503	2.22	1.15	1.65	23.80	24.41
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	4,556,250	16.88	17.85	80,408,513	1.79	1.15	1.65	13.69	14.26
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	121,002	10.93	11.07	1,339,303	1.99	1.15	1.55	11.36	11.80
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	2,711,955	11.81	12.29	33,071,957	0.70	1.15	1.65	10.22	10.77
SAST SA Emerging Markets Equity Index Portfolio Class 3	17,284	9.07	9.28	159,448	2.31	1.15	1.55	7.08	7.51
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	345,958	16.61	18.90	6,369,882	3.32	1.15	1.90	5.73	6.52
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	9,070	13.26	13.51	121,441	0.21	1.15	1.55	25.14	25.64
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	28,629	15.62	16.75	468,407	1.95	1.15	1.55	12.11	12.56
SAST SA Fixed Income Index Portfolio Class 3	447,244	9.56	9.80	4,366,306	2.08	1.15	1.55	3.87	4.28
SAST SA Fixed Income Intermediate Index Portfolio Class 3	175,188	9.69	9.93	1,735,274	1.53	1.15	1.55	3.19	3.61
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	44,520	24.89	28.28	1,211,501	2.05	1.15	1.90	5.16	5.95
SAST SA Franklin Small Company Value Portfolio Class 3	30,734	23.94	27.19	809,366	0.25	1.15	1.90	10.58	11.41
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	158		14.94	2,356	1.34		1.15		19.82
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	108,732	35.69	40.45	4,261,860	1.46	1.15	1.90	6.02	6.82
SAST SA Franklin Tactical Opportunities Portfolio Class 3	66,441	12.88	13.21	873,274	1.50	1.15	1.55	13.80	14.25
SAST SA Global Index Allocation 60/40 Portfolio Class 3	196,866	12.08	12.36	2,426,145	1.49	1.15	1.55	11.81	12.25
SAST SA Global Index Allocation 75/25 Portfolio Class 3	194,552	12.54	12.83	2,478,500	1.48	1.15	1.55	13.85	14.30
SAST SA Global Index Allocation 90/10 Portfolio Class 3	753,990	12.99	13.29	9,982,254	1.74	1.15	1.55	16.04	16.51
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	247,110	12.68	13.00	3,188,187	0.93	1.15	1.55	14.80	15.26
SAST SA Index Allocation 60/40 Portfolio Class 3	653,475	14.27	14.67	9,549,314	1.40	1.15	1.55	13.29	13.74
SAST SA Index Allocation 80/20 Portfolio Class 3	865,082	15.89	16.33	14,038,101	1.52	1.15	1.55	16.56	17.02
SAST SA Index Allocation 90/10 Portfolio Class 3	3,066,823	16.65	17.12	52,243,368	1.58	1.15	1.55	18.26	18.73
SAST SA International Index Portfolio Class 3	41,188	11.56	11.85	484,495	2.38	1.15	1.55	15.35	15.82
SAST SA Invesco Growth Opportunities Portfolio Class 3	20,650	29.04	31.11	619,656	0.00	1.15	1.55	10.70	11.14
SAST SA Janus Focused Growth Portfolio Class 3	29,178	36.90	42.07	1,193,692	0.00	1.15	1.90	36.38	37.40
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	137,204	21.89	23.40	3,159,851	1.31	1.15	1.55	13.34	13.80
SAST SA JPMorgan Emerging Markets Portfolio Class 3	50,406	10.75	12.25	588,815	3.74	1.15	1.90	8.07	8.88
SAST SA JPMorgan Equity-Income Portfolio Class 3	55,234	27.01	30.81	1,621,476	2.21	1.15	1.90	2.44	3.21
SAST SA JPMorgan Global Equities Portfolio Class 3	7,719	20.58	22.19	168,088	1.22	1.15	1.55	21.57	22.06
SAST SA JPMorgan Large Cap Core Portfolio Class 3	45,723	29.53	33.63	1,474,683	0.55	1.15	1.90	24.74	25.68
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	452,059	12.79	14.60	6,392,835	2.62	1.15	1.90	4.46	5.25
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	66,214	42.76	46.57	3,001,177	0.00	1.15	1.65	21.04	21.64

47

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	256,699	8.32	8.92	2,257,386	0.95	1.15	1.55	2.79	3.20
SAST SA Large Cap Growth Index Portfolio Class 3	58,870	18.15	18.57	1,087,484	0.32	1.15	1.55	27.07	27.58
SAST SA Large Cap Index Portfolio Class 3	146,607	18.28	18.75	2,716,484	1.28	1.15	1.55	23.69	24.18
SAST SA Large Cap Value Index Portfolio Class 3	43,660	16.17	16.55	720,633	1.55	1.15	1.55	19.62	20.10
SAST SA MFS Blue Chip Growth Portfolio Class 3	49,497	36.81	42.16	2,007,666	0.30	1.15	1.90	38.21	39.24
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	39,657	32.52	37.07	1,398,173	0.59	1.15	1.90	16.51	17.39
SAST SA MFS Total Return Portfolio Class 3	70,781	20.99	22.49	1,553,115	1.74	1.15	1.55	8.36	8.80
SAST SA Mid Cap Index Portfolio Class 3	93,577	14.67	15.04	1,396,690	1.04	1.15	1.55	13.95	14.40
SAST SA Morgan Stanley International Equities Portfolio Class 3	62,581	12.27	13.98	834,616	1.27	1.15	1.90	14.17	15.03
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	243,079	9.57	10.87	2,576,530	0.00	1.15	1.90	2.10	2.86
SAST SA PIMCO RAE International Value Portfolio Class 3	54,921	10.88	12.35	645,586	4.11	1.15	1.90	15.12	15.98
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	2,088,979	13.84	14.60	30,121,781	4.13	1.15	1.65	9.96	10.51
SAST SA PineBridge High-Yield Bond Portfolio Class 3	84,372	17.68	20.26	1,647,899	6.11	1.15	1.90	13.56	14.41
SAST SA Putnam International Growth and Income Portfolio Class 3	10,451	12.30	13.19	132,655	2.14	1.15	1.55	17.35	17.82
SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,333,412	12.57	12.98	17,163,998	1.25	1.15	1.55	13.49	13.94
SAST SA Small Cap Index Portfolio Class 3	85,637	12.60	12.92	1,098,081	0.76	1.15	1.55	14.18	14.64
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	251,212	14.50	14.86	3,720,563	0.93	1.15	1.55	17.28	17.75
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	2,896,672	14.63	15.22	43,753,775	1.65	1.15	1.65	14.39	14.96
SAST SA VCP Dynamic Allocation Portfolio Class 3	4,910,934	16.11	17.62	85,383,562	2.17	1.15	1.90	11.36	12.20
SAST SA VCP Dynamic Strategy Portfolio Class 3	5,200,084	15.68	17.09	87,657,251	2.44	1.15	1.90	9.98	10.80
SAST SA VCP Index Allocation Portfolio Class 3	2,433,774	12.73	13.06	31,620,405	1.39	1.15	1.55	14.11	14.57
SAST SA Wellington Capital Appreciation Portfolio Class 3	156,312	51.36	58.76	8,942,859	0.00	1.15	1.90	36.68	37.71
SAST SA Wellington Government and Quality Bond Portfolio Class 3	370,872	10.56	12.00	4,335,894	1.95	1.15	1.90	2.81	3.58
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	150,038	13.61	14.01	2,090,949	1.29	1.15	1.55	13.08	13.53
T Rowe Price Retirement 2015 Advisor Class	10,222,665	1.10	1.45	14,765,793	2.92	0.20	1.00	11.59	12.48
T Rowe Price Retirement 2020 Advisor Class	19,810,447	1.10	1.51	29,828,448	2.11	0.20	1.00	12.04	12.94
T Rowe Price Retirement 2025 Advisor Class	41,364,275	1.11	1.59	65,140,724	1.96	0.20	1.00	13.20	14.10
T Rowe Price Retirement 2030 Advisor Class	49,896,989	1.12	1.67	83,010,435	1.79	0.20	1.00	14.87	15.79
T Rowe Price Retirement 2035 Advisor Class	44,029,654	1.13	1.74	76,151,440	1.56	0.20	1.00	16.66	17.59
T Rowe Price Retirement 2040 Advisor Class	42,817,939	1.14	1.80	76,785,512	1.39	0.20	1.00	18.08	19.03
T Rowe Price Retirement 2045 Advisor Class	34,012,650	1.15	1.84	62,112,567	1.27	0.20	1.00	18.98	19.93
T Rowe Price Retirement 2050 Advisor Class	29,757,921	1.15	1.85	54,212,488	1.25	0.20	1.00	19.29	20.25
T Rowe Price Retirement 2055 Advisor Class	17,112,686	1.15	1.84	30,933,238	1.24	0.20	1.00	19.28	20.24
T Rowe Price Retirement 2060 Advisor Class	13,886,160	1.15	1.84	25,416,716	1.27	0.20	1.00	19.25	20.20
VALIC Company I Aggressive Growth Lifestyle Fund	142,457,253	1.13	2.15	669,754,216	2.10	0.20	1.85	14.95	16.86
VALIC Company I Asset Allocation Fund	12,881,325	1.13	1.80	141,449,443	1.12	0.20	1.85	16.18	18.11
VALIC Company I Capital Appreciation Fund	14,715,886	4.01	4.04	66,064,711	0.14	0.40	1.85	38.58	40.60
VALIC Company I Conservative Growth Lifestyle Fund	84,510,049	1.09	1.54	301,364,649	2.09	0.20	1.85	9.26	11.08
VALIC Company I Core Bond Fund	896,109,216	1.10	1.14	1,891,212,064	2.40	0.00	1.85	4.57	6.51
VALIC Company I Dividend Value Fund	122,505,744	1.08	2.73	615,578,474	2.22	0.20	1.85	10.50	12.34
VALIC Company I Dynamic Allocation Fund	80,753,966	1.10	1.56	137,641,767	1.75	0.20	1.85	11.25	13.09
VALIC Company I Emerging Economies Fund	656,796,513	0.95	1.08	695,224,725	5.38	0.20	1.85	10.07	11.89
VALIC Company I Global Real Estate Fund	167,334,017	1.42	1.71	263,838,741	2.65	0.40	1.85	8.00	9.58
VALIC Company I Global Strategy Fund	98,354,940	1.12	1.38	214,827,843	0.00	0.20	1.85	13.49	15.37
VALIC Company I Government Securities Fund	40,735,450	0.97	1.03	126,115,406	2.94	0.20	1.85	2.31	4.00
VALIC Company I Growth Fund	350,708,605	1.34	3.79	1,596,190,235	0.00	0.20	1.85	44.26	46.65
VALIC Company I High Yield Bond Fund	113,264,283	1.12	1.52	389,629,956	6.60	0.20	1.85	11.07	12.92
VALIC Company I Inflation Protected Fund	279,740,530	1.07	1.19	403,345,597	10.49	0.00	1.85	2.19	4.09
VALIC Company I International Equities Index Fund	602,040,095	1.15	1.40	1,602,291,729	2.54	0.20	1.85	15.11	17.02
VALIC Company I International Government Bond Fund	21,243,563	0.90	1.06	61,321,340	3.46	0.20	1.85	4.04	5.77
VALIC Company I International Growth Fund	91,031,801	1.13	1.78	397,202,541	0.00	0.20	1.85	15.51	17.43
VALIC Company I International Opportunities Fund	153,968,428	1.45	1.52	496,675,581	1.26	0.40	1.85	12.20	13.83
VALIC Company I International Socially Responsible Fund	48,372,911	1.16	2.19	403,274,334	1.79	0.20	1.85	16.19	18.11
VALIC Company I International Value Fund	324,758,221	1.18	1.21	499,800,527	3.85	0.00	1.85	12.29	14.38
VALIC Company I Large Capital Growth Fund	149,991,971	1.18	3.62	694,502,626	0.21	0.20	1.85	21.67	23.69
VALIC Company I Mid Cap Index Fund	99,523,763	1.09	2.83	3,005,320,045	1.20	0.20	1.85	13.82	15.71
VALIC Company I Mid Cap Strategic Growth Fund	201,888,838	1.17	2.98	967,256,983	0.00	0.20	1.85	20.18	22.17
VALIC Company I Mid Cap Value Fund	66,278,137	2.59	2.96	635,156,540	0.84	0.40	1.85	14.84	16.51
VALIC Company I Moderate Growth Lifestyle Fund	225,389,330	1.11	1.93	1,012,850,712	1.99	0.20	1.85	12.06	13.92
VALIC Company I Nasdaq-100 Index Fund	196,791,713	6.40	7.61	865,480,108	0.27	0.40	1.85	51.67	53.88
VALIC Company I Science & Technology Fund	155,556,626	1.43	5.07	2,406,145,249	0.00	0.20	1.85	52.95	55.48
VALIC Company I Small Cap Growth Fund	86,424,304	1.07	2.98	495,881,069	0.00	0.20	1.85	12.19	14.05
VALIC Company I Small Cap Index Fund	105,564,331	1.09	2.35	999,495,497	1.39	0.20	1.85	14.23	16.12
VALIC Company I Small Cap Special Values Fund	67,963,692	2.64	2.97	210,035,264	0.80	0.40	1.85	16.96	18.66
VALIC Company I Small Cap Value Fund	69,110,183	2.13	2.59	405,863,061	0.92	0.40	1.85	10.73	12.34
VALIC Company I Stock Index Fund	277,961,001	1.18	3.68	5,372,868,200	1.24	0.20	1.85	23.50	25.55
VALIC Company I Systematic Core Fund	68,462,194	1.17	3.35	559,914,045	0.95	0.20	1.85	21.76	23.78

48

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
VALIC Company I Systematic Growth Fund	171,538,757	2.59	4.06	748,151,312	0.00	0.00	1.85	42.16	44.81
VALIC Company I Systematic Value Fund	96,055,838	1.07	2.57	292,586,272	2.13	0.20	1.85	9.15	10.96
VALIC Company I U.S. Socially Responsible Fund	124,612,556	2.43	3.69	718,982,739	1.24	0.00	1.85	19.48	21.70
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	41,598,423	1.47	1.79	109,606,784	2.93	0.65	2.10	10.15	11.75
Vanguard LifeStrategy Growth Fund Investor Shares	94,631,222	2.10	2.24	347,192,603	2.46	0.65	2.10	16.09	17.78
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	98,414,024	1.77	2.04	314,922,534	2.70	0.65	2.10	13.10	14.74
Vanguard Long-Term Investment-Grade Fund Investor Shares	43,076,658	1.07	1.40	157,357,768	4.64	0.20	1.85	7.27	9.05
Vanguard Long-Term Treasury Fund Investor Shares	43,993,636	1.01	1.14	130,304,427	3.31	0.20	1.85	1.42	3.10
Vanguard Wellington Fund Investor Shares	296,214,934	1.89	2.27	1,858,914,530	2.27	0.00	2.10	11.94	14.30
Vanguard Windsor II Fund Investor Shares	266,693,325	1.14	3.11	2,010,182,092	1.69	0.45	2.10	18.48	20.44

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Beacon Man Large Cap Growth Fund - Investor Class	44,595,080	1.36	1.47	63,750,940	0.00	0.40	1.85	-26.80	-25.74
Ariel Appreciation Fund Investor Class	69,609,440	2.16	2.73	315,154,149	0.60	0.40	1.85	-14.03	-12.78
Ariel Fund Investor Class	72,406,256	2.21	2.56	336,389,844	-2.49	0.40	1.85	-20.30	-19.14
FTVIP Franklin Allocation VIP Fund Class 2	34,963	14.94	15.84	526,392	1.55	1.15	1.55	-17.29	-16.96
FTVIP Franklin Income VIP Fund Class 2	291,704	16.83	18.14	5,186,859	4.82	1.15	1.65	-7.02	-6.55
Goldman Sachs VIT Government Money Market Fund Institutional Shares	279,912,387	0.84	1.02	546,827,950	1.47	0.40	1.85	-0.28	1.17
Goldman Sachs VIT Government Money Market Fund Service Shares	437,814	9.53	9.79	4,255,217	1.64	1.15	1.55	-0.18	0.22
Invesco V.I. American Franchise Fund Series II	28,476	30.50	32.55	913,565	0.00	1.15	1.55	-32.35	-32.08
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	176,778,301	0.74	0.87	145,028,889	8.66	0.40	1.85	5.99	7.53
Invesco V.I. Comstock Fund Series II	53,667	24.12	27.20	1,395,283	1.32	1.15	1.90	-1.05	-0.30
Invesco V.I. Growth and Income Fund Series II	58,098	22.27	25.13	1,394,440	1.22	1.15	1.90	-7.77	-7.07
Lord Abbett Growth and Income Portfolio Class VC	28,928	20.33	21.76	614,283	1.51	1.15	1.55	-10.83	-10.47
PIMCO Emerging Markets Bond Portfolio Advisor Class	2,693		8.65	23,303	4.46		1.15		-16.76
PIMCO Total Return Portfolio Advisor Class	445,772	8.72	8.86	3,941,121	2.40	1.15	1.55	-15.70	-15.36
SST SA Allocation Balanced Portfolio Class 3	197,912	16.09	17.19	3,312,060	2.63	1.15	1.55	-16.80	-16.46
SST SA Allocation Growth Portfolio Class 3	314,881	20.04	21.44	6,641,095	2.18	1.15	1.55	-18.77	-18.45
SST SA Allocation Moderate Growth Portfolio Class 3	281,733	17.75	19.33	5,257,812	2.72	1.15	1.65	-18.10	-17.69
SST SA Allocation Moderate Portfolio Class 3	348,317	17.43	18.64	6,259,487	2.66	1.15	1.55	-17.56	-17.23
SST SA American Century Inflation Protection Portfolio Class 3	493,192	10.40	11.65	5,640,396	2.47	1.15	1.90	-12.81	-12.16
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	193,053	13.63	13.97	2,692,133	1.05	1.15	1.55	-18.66	-18.33
SAST SA AB Growth Portfolio Class 3	92,768	37.06	42.00	3,817,026	0.00	1.15	1.90	-30.12	-29.60
SAST SA AB Small & Mid Cap Value Portfolio Class 3	63,161	24.72	27.88	1,711,064	0.82	1.15	1.90	-17.55	-16.93
SAST SA American Funds Asset Allocation Portfolio Class 3	2,996,411	20.59	22.32	65,660,375	1.77	1.15	1.65	-14.99	-14.57
SAST SA American Funds Global Growth Portfolio Class 3	111,819	25.21	28.46	3,052,271	0.00	1.15	1.90	-26.38	-25.82
SAST SA American Funds Growth Portfolio Class 3	319,952	31.57	35.59	10,964,978	0.50	1.15	1.90	-31.40	-30.89
SAST SA American Funds Growth-Income Portfolio Class 3	225,641	25.74	27.91	6,077,823	0.83	1.15	1.65	-18.10	-17.69
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	4,863,221	14.84	15.62	75,169,536	0.94	1.15	1.65	-18.54	-18.13
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	115,798	9.82	9.91	1,146,587	2.29	1.15	1.55	-17.28	-16.95
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	2,846,091	10.72	11.09	31,348,161	0.00	1.15	1.65	-19.06	-18.65
SAST SA Emerging Markets Equity Index Portfolio Class 3	17,207	8.47	8.63	147,837	1.51	1.15	1.55	-21.77	-21.45
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	360,858	15.71	17.74	6,240,112	3.19	1.15	1.90	-16.11	-15.48
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	6,043	10.59	10.75	64,852	0.00	1.15	1.55	-27.85	-27.56
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	30,809	13.93	14.88	447,717	0.72	1.15	1.55	-28.29	-28.00
SAST SA Fixed Income Index Portfolio Class 3	446,510	9.21	9.40	4,182,297	1.66	1.15	1.55	-14.42	-14.07
SAST SA Fixed Income Intermediate Index Portfolio Class 3	170,069	9.39	9.58	1,626,627	1.07	1.15	1.55	-8.87	-8.51
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	48,315	23.67	26.69	1,241,156	1.53	1.15	1.90	-3.45	-2.72
SAST SA Franklin Small Company Value Portfolio Class 3	31,203	21.65	24.41	738,387	0.40	1.15	1.90	-12.36	-11.70
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	158		12.46	1,967	1.45		1.15		-14.39
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	111,738	33.66	37.87	4,109,577	1.55	1.15	1.90	-9.63	-8.95
SAST SA Franklin Tactical Opportunities Portfolio Class 3	60,336	11.32	11.56	694,233	0.97	1.15	1.55	-15.23	-14.89
SAST SA Global Index Allocation 60/40 Portfolio Class 3	210,941	10.81	11.01	2,317,152	0.04	1.15	1.55	-15.66	-15.32
SAST SA Global Index Allocation 75/25 Portfolio Class 3	202,599	11.02	11.23	2,260,826	0.10	1.15	1.55	-16.80	-16.47
SAST SA Global Index Allocation 90/10 Portfolio Class 3	748,662	11.19	11.40	8,513,011	1.21	1.15	1.55	-17.60	-17.27
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	249,098	11.04	11.27	2,791,116	0.00	1.15	1.55	-17.63	-17.30
SAST SA Index Allocation 60/40 Portfolio Class 3	705,429	12.60	12.90	9,068,565	1.32	1.15	1.55	-16.24	-15.91
SAST SA Index Allocation 80/20 Portfolio Class 3	924,633	13.63	13.96	12,831,395	1.35	1.15	1.55	-17.47	-17.14
SAST SA Index Allocation 90/10 Portfolio Class 3	3,162,411	14.08	14.42	45,395,166	1.33	1.15	1.55	-18.11	-17.79
SAST SA International Index Portfolio Class 3	40,078	10.02	10.23	407,398	2.25	1.15	1.55	-16.06	-15.73
SAST SA Invesco Growth Opportunities Portfolio Class 3	14,070	26.24	28.00	379,583	0.00	1.15	1.55	-36.60	-36.35
SAST SA Janus Focused Growth Portfolio Class 3	32,083	27.06	30.62	958,664	0.00	1.15	1.90	-34.95	-34.46
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	152,277	19.32	20.56	3,086,724	0.87	1.15	1.55	-17.42	-17.09

49

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA JPMorgan Emerging Markets Portfolio Class 3	49,771	9.94	11.25	535,149	2.53	1.15	1.90	-27.06	-26.51
SAST SA JPMorgan Equity-Income Portfolio Class 3	56,420	26.37	29.85	1,608,358	1.62	1.15	1.90	-3.91	-3.19
SAST SA JPMorgan Global Equities Portfolio Class 3	7,481	16.93	18.18	133,403	1.68	1.15	1.55	-17.31	-16.98
SAST SA JPMorgan Large Cap Core Portfolio Class 3	44,338	23.67	26.76	1,139,385	0.67	1.15	1.90	-21.89	-21.30
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	468,204	12.24	13.87	6,312,075	0.70	1.15	1.90	-15.09	-14.45
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	60,097	35.33	38.29	2,240,274	0.00	1.15	1.65	-28.44	-28.08
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	235,967	8.09	8.64	2,009,407	0.00	1.15	1.55	-3.37	-2.98
SAST SA Large Cap Growth Index Portfolio Class 3	57,090	14.28	14.55	827,172	0.22	1.15	1.55	-30.88	-30.60
SAST SA Large Cap Index Portfolio Class 3	120,688	14.78	15.10	1,807,833	1.15	1.15	1.55	-19.79	-19.47
SAST SA Large Cap Value Index Portfolio Class 3	34,355	13.52	13.78	472,046	1.66	1.15	1.55	-7.24	-6.87
SAST SA MFS Blue Chip Growth Portfolio Class 3	55,808	26.64	30.28	1,627,378	0.00	1.15	1.90	-31.36	-30.84
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	44,193	27.91	31.58	1,333,097	0.81	1.15	1.90	-18.09	-17.47
SAST SA MFS Total Return Portfolio Class 3	66,298	19.37	20.67	1,339,274	1.24	1.15	1.55	-11.28	-10.93
SAST SA Mid Cap Index Portfolio Class 3	93,157	12.87	13.14	1,216,626	0.67	1.15	1.55	-14.97	-14.63
SAST SA Morgan Stanley International Equities Portfolio Class 3	69,609	10.74	12.16	809,471	2.41	1.15	1.90	-15.79	-15.16
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	225,931	9.37	10.56	2,328,093	0.00	1.15	1.90	-20.70	-20.10
SAST SA PIMCO RAE International Value Portfolio Class 3	58,132	9.45	10.65	591,759	3.66	1.15	1.90	-10.13	-9.45
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	2,195,714	12.59	13.21	28,674,686	0.00	1.15	1.65	-19.02	-18.61
SAST SA PineBridge High-Yield Bond Portfolio Class 3	89,329	15.57	17.71	1,525,318	5.25	1.15	1.90	-11.52	-10.86
SAST SA Putnam International Growth and Income Portfolio Class 3	13,079	10.48	11.19	141,364	1.55	1.15	1.55	-8.40	-8.04
SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,431,142	11.08	11.39	16,180,045	0.66	1.15	1.55	-19.84	-19.52
SAST SA Small Cap Index Portfolio Class 3	85,153	11.03	11.27	952,490	0.49	1.15	1.55	-22.21	-21.89
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	241,641	12.36	12.62	3,040,225	0.32	1.15	1.55	-19.56	-19.24
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	3,063,805	12.79	13.24	40,282,408	0.78	1.15	1.65	-20.30	-19.90
SAST SA VCP Dynamic Allocation Portfolio Class 3	5,286,401	14.47	15.71	81,952,858	2.35	1.15	1.90	-18.71	-18.10
SAST SA VCP Dynamic Strategy Portfolio Class 3	5,646,491	14.25	15.43	85,981,021	2.14	1.15	1.90	-16.13	-15.50
SAST SA VCP Index Allocation Portfolio Class 3	2,378,599	11.16	11.40	26,990,262	0.00	1.15	1.55	-18.20	-17.88
SAST SA Wellington Capital Appreciation Portfolio Class 3	194,412	37.58	42.67	8,071,128	0.00	1.15	1.90	-37.67	-37.20
SAST SA Wellington Government and Quality Bond Portfolio Class 3	383,586	10.27	11.58	4,331,151	0.86	1.15	1.90	-15.29	-14.66
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	157,140	12.03	12.34	1,930,203	0.63	1.15	1.55	-18.49	-18.16
T Rowe Price Retirement 2015 Advisor Class	9,880,562	1.30	1.36	12,879,849	2.51	0.40	1.00	-15.32	-14.81
T Rowe Price Retirement 2020 Advisor Class	23,704,077	1.35	1.42	32,091,748	1.88	0.40	1.00	-15.73	-15.23
T Rowe Price Retirement 2025 Advisor Class	43,902,850	1.40	1.47	61,875,840	1.76	0.40	1.00	-16.76	-16.26
T Rowe Price Retirement 2030 Advisor Class	47,962,404	1.45	1.52	69,786,908	1.40	0.40	1.00	-18.04	-17.55
T Rowe Price Retirement 2035 Advisor Class	39,967,952	1.49	1.56	59,761,103	1.10	0.40	1.00	-19.06	-18.58
T Rowe Price Retirement 2040 Advisor Class	38,137,833	1.52	1.60	58,346,686	1.07	0.40	1.00	-19.88	-19.40
T Rowe Price Retirement 2045 Advisor Class	29,516,713	1.55	1.62	45,919,283	0.87	0.40	1.00	-20.13	-19.65
T Rowe Price Retirement 2050 Advisor Class	26,226,445	1.55	1.63	40,807,595	0.82	0.40	1.00	-20.18	-19.70
T Rowe Price Retirement 2055 Advisor Class	14,177,601	1.55	1.62	22,006,639	0.84	0.40	1.00	-20.25	-19.77
T Rowe Price Retirement 2060 Advisor Class	11,470,159	1.55	1.62	17,822,411	0.98	0.40	1.00	-20.23	-19.75
VALIC Company I Aggressive Growth Lifestyle Fund	149,625,697	1.87	2.12	609,566,755	2.98	0.25	1.70	-17.65	-16.45
VALIC Company I Asset Allocation Fund	13,525,426	1.55	1.95	127,817,201	2.06	0.40	1.85	-17.95	-16.75
VALIC Company I Capital Appreciation Fund	14,852,863	2.85	2.91	47,692,645	0.00	0.40	1.85	-27.21	-26.14
VALIC Company I Conservative Growth Lifestyle Fund	92,150,825	1.41	1.82	298,032,915	3.90	0.25	1.70	-15.61	-14.38
VALIC Company I Core Bond Fund	1,129,034,777	1.05	1.07	2,287,608,726	1.10	0.00	1.85	-15.82	-14.25
VALIC Company I Dividend Value Fund	260,303,846	2.38	2.47	1,204,172,647	1.67	0.40	1.85	-7.35	-6.00
VALIC Company I Dynamic Allocation Fund	94,248,408	1.40	1.62	143,231,515	3.30	0.40	1.85	-17.75	-16.55
VALIC Company I Emerging Economies Fund	590,221,469	0.73	0.87	559,624,273	3.34	0.40	1.85	-26.72	-25.65
VALIC Company I Global Real Estate Fund	251,482,478	1.31	1.56	366,517,581	1.68	0.40	1.85	-27.27	-26.21
VALIC Company I Global Strategy Fund	108,523,464	1.22	1.51	207,437,829	0.00	0.40	1.85	-18.30	-17.11
VALIC Company I Government Securities Fund	40,782,891	0.95	1.26	134,848,289	0.00	0.40	1.85	-12.79	-11.52
VALIC Company I Growth Fund	255,508,761	2.63	2.96	792,147,026	0.00	0.40	1.85	-37.22	-36.31
VALIC Company I High Yield Bond Fund	136,754,503	1.37	1.79	422,690,134	1.87	0.40	1.85	-12.29	-11.01
VALIC Company I Inflation Protected Fund	521,922,252	1.05	1.15	736,758,029	2.36	0.00	1.85	-11.81	-10.17
VALIC Company I International Equities Index Fund	568,049,518	1.06	1.22	1,298,738,641	2.89	0.40	1.85	-16.08	-14.86
VALIC Company I International Government Bond Fund	27,523,001	0.86	1.22	77,637,413	2.13	0.40	1.85	-17.75	-16.55
VALIC Company I International Growth Fund	96,182,243	1.50	1.54	372,207,435	0.00	0.40	1.85	-35.25	-34.30
VALIC Company I International Opportunities Fund	150,296,497	1.27	1.36	428,133,141	0.25	0.40	1.85	-25.83	-24.75
VALIC Company I International Socially Responsible Fund	42,829,528	1.83	1.88	327,930,161	3.15	0.40	1.85	-18.07	-16.88
VALIC Company I International Value Fund	368,121,308	1.03	1.07	501,145,540	1.82	0.00	1.85	-12.57	-10.94
VALIC Company I Large Capital Growth Fund	154,442,006	2.97	3.15	584,586,786	0.19	0.40	1.85	-20.63	-19.48
VALIC Company I Mid Cap Index Fund	99,791,888	2.49	3.05	2,787,151,823	1.31	0.40	1.85	-14.94	-13.70
VALIC Company I Mid Cap Strategic Growth Fund	159,414,235	2.48	2.70	626,830,103	0.00	0.40	1.85	-24.81	-23.71
VALIC Company I Mid Cap Value Fund	89,790,857	2.26	2.54	759,209,995	0.28	0.40	1.85	-10.16	-8.85
VALIC Company I Moderate Growth Lifestyle Fund	240,511,564	1.72	2.11	959,359,348	3.37	0.25	1.70	-16.20	-14.98
VALIC Company I Nasdaq-100 Index Fund	200,589,280	4.22	4.94	576,653,171	0.24	0.40	1.85	-34.04	-33.08
VALIC Company I Science & Technology Fund	165,509,642	3.32	3.94	1,679,448,725	0.00	0.40	1.85	-40.11	-39.24

50

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
VALIC Company I Small Cap Growth Fund	84,889,536	2.65	3.01	430,644,884	0.00	0.40	1.85	-33.68	-32.71
VALIC Company I Small Cap Index Fund	98,999,200	2.06	2.39	827,256,356	0.70	0.40	1.85	-22.12	-20.98
VALIC Company I Small Cap Special Values Fund	75,728,127	2.26	2.51	198,075,150	0.58	0.40	1.85	-15.30	-14.06
VALIC Company I Small Cap Value Fund	90,672,684	1.93	2.30	479,777,722	-0.83	0.40	1.85	-15.45	-14.22
VALIC Company I Stock Index Fund	273,817,809	2.98	150.16	4,316,881,131	1.24	0.33	1.85	-19.82	-18.60
VALIC Company I Systematic Core Fund	72,922,485	2.67	2.75	492,974,543	0.22	0.40	1.85	-20.21	-19.05
VALIC Company I Systematic Growth Fund	187,615,452	1.79	2.86	569,646,700	0.00	0.00	1.85	-39.93	-38.81
VALIC Company I Systematic Value Fund	107,509,491	2.35	2.48	297,458,308	0.31	0.40	1.85	-8.37	-7.03
VALIC Company I U.S. Socially Responsible Fund	130,019,327	1.99	3.09	623,095,731	0.69	0.00	1.85	-18.64	-17.12
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	44,672,988	1.33	1.61	105,877,372	1.86	0.65	2.10	-16.76	-15.54
Vanguard LifeStrategy Growth Fund Investor Shares	95,845,637	1.81	1.90	300,388,321	1.87	0.65	2.10	-18.81	-17.63
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	100,287,508	1.57	1.78	281,292,796	1.86	0.65	2.10	-17.74	-16.54
Vanguard Long-Term Investment-Grade Fund Investor Shares	45,056,273	1.30	1.91	154,456,589	3.62	0.40	1.85	-26.98	-25.92
Vanguard Long-Term Treasury Fund Investor Shares	44,419,146	1.12	1.61	132,129,498	1.90	0.40	1.85	-30.87	-29.86
Vanguard Wellington Fund Investor Shares	315,830,628	1.65	2.03	1,794,470,262	1.90	0.00	2.10	-16.10	-14.32
Vanguard Windsor II Fund Investor Shares	284,703,214	2.53	2.62	1,819,838,838	1.40	0.65	2.10	-15.02	-13.78

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Beacon Man Large Cap Growth Fund - Investor Class	46,309,014	1.86	1.97	89,568,193	0.00	0.40	1.85	19.25	20.99
Ariel Appreciation Fund Investor Class	69,174,578	2.51	3.13	360,052,093	0.52	0.40	1.85	23.56	25.36
Ariel Fund Investor Class	79,923,597	2.77	3.17	461,659,439	0.05	0.40	1.85	27.97	29.84
FTVIP Franklin Allocation VIP Fund Class 2	35,049	18.06	19.08	637,646	1.75	1.15	1.55	9.97	10.41
FTVIP Franklin Income VIP Fund Class 2	306,193	18.11	19.41	5,969,498	4.72	1.15	1.65	14.84	15.42
Goldman Sachs VIT Government Money Market Fund Service Shares	283,048	9.55	9.76	2,742,018	0.01	1.15	1.55	-1.53	-1.14
Invesco V.I. American Franchise Fund Series II	30,606	45.08	47.93	1,444,129	0.00	1.15	1.55	9.93	10.37
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	199,121,819	0.70	0.81	152,770,955	13.71	0.40	1.85	17.11	18.82
Invesco V.I. Comstock Fund Series II	60,146	24.38	27.28	1,570,882	1.66	1.15	1.90	30.54	31.52
Invesco V.I. Growth and Income Fund Series II	65,888	24.14	27.05	1,707,550	1.41	1.15	1.90	25.78	26.72
Lord Abbett Growth and Income Portfolio Class VC	21,057	22.80	24.31	517,655	1.14	1.15	1.55	27.04	27.55
PIMCO Emerging Markets Bond Portfolio Advisor Class	2,823		10.40	29,354	4.25		1.15		-3.77
PIMCO Total Return Portfolio Advisor Class	434,167	10.34	10.46	4,537,303	1.82	1.15	1.55	-2.88	-2.49
SST SA Allocation Balanced Portfolio Class 3	195,973	19.34	20.58	3,931,710	0.96	1.15	1.55	5.66	6.08
SST SA Allocation Growth Portfolio Class 3	336,254	24.67	26.30	8,702,014	2.09	1.15	1.55	13.91	14.37
SST SA Allocation Moderate Growth Portfolio Class 3	278,238	21.67	23.48	6,312,410	1.80	1.15	1.65	10.62	11.18
SST SA Allocation Moderate Portfolio Class 3	366,743	21.14	22.53	7,976,509	2.05	1.15	1.55	8.73	9.16
SST SA American Century Inflation Protection Portfolio Class 3	420,960	11.93	13.26	5,483,588	2.17	1.15	1.90	2.28	3.05
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	191,531	16.75	17.11	3,271,037	2.33	1.15	1.55	16.38	16.85
SAST SA AB Growth Portfolio Class 3	84,856	53.04	59.66	4,958,203	0.00	1.15	1.90	26.05	27.00
SAST SA AB Small & Mid Cap Value Portfolio Class 3	59,438	29.98	33.56	1,937,471	0.49	1.15	1.90	33.51	34.51
SAST SA American Funds Asset Allocation Portfolio Class 3	2,999,964	24.22	26.13	77,043,681	1.08	1.15	1.65	12.92	13.49
SAST SA American Funds Global Growth Portfolio Class 3	106,518	34.24	38.36	3,927,168	0.07	1.15	1.90	13.93	14.78
SAST SA American Funds Growth Portfolio Class 3	272,834	46.03	51.49	13,577,185	0.03	1.15	1.90	19.40	20.30
SAST SA American Funds Growth-Income Portfolio Class 3	233,772	31.44	33.91	7,667,148	1.01	1.15	1.65	21.66	22.27
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	4,760,300	18.22	19.08	89,930,602	1.24	1.15	1.65	12.85	13.42
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	34,175	11.91	11.93	407,396	2.22	1.15	1.30	11.86	12.03
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	2,820,955	13.24	13.64	38,221,721	0.86	1.15	1.65	5.85	6.38
SAST SA Emerging Markets Equity Index Portfolio Class 3	18,999	10.83	10.99	207,858	1.14	1.15	1.55	-5.06	-4.68
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	408,850	18.73	20.99	8,372,192	3.05	1.15	1.90	-1.55	-0.81
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	2,176	14.68	14.84	32,176	0.00	1.15	1.55	10.22	10.66
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	21,666	19.43	20.67	435,152	1.38	1.15	1.55	36.77	37.32
SAST SA Fixed Income Index Portfolio Class 3	439,392	10.76	10.94	4,791,746	2.03	1.15	1.55	-3.72	-3.34
SAST SA Fixed Income Intermediate Index Portfolio Class 3	187,832	10.30	10.48	1,964,110	0.86	1.15	1.55	-3.29	-2.91
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	49,904	24.52	27.44	1,315,128	1.70	1.15	1.90	27.09	28.05
SAST SA Franklin Small Company Value Portfolio Class 3	33,705	24.71	27.64	905,000	0.97	1.15	1.90	22.65	23.57
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	177		14.56	2,584	0.00		1.15		23.98
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	125,457	37.25	41.60	5,077,960	2.29	1.15	1.90	21.43	22.34
SAST SA Franklin Tactical Opportunities Portfolio Class 3	63,732	13.35	13.58	862,442	1.02	1.15	1.55	13.06	13.52
SAST SA Global Index Allocation 60/40 Portfolio Class 3	210,223	12.81	13.00	2,728,277	1.36	1.15	1.55	7.93	8.36
SAST SA Global Index Allocation 75/25 Portfolio Class 3	213,549	13.24	13.44	2,856,378	1.35	1.15	1.55	10.69	11.14
SAST SA Global Index Allocation 90/10 Portfolio Class 3	740,792	13.58	13.78	10,190,225	0.94	1.15	1.55	13.70	14.15
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	221,541	13.40	13.63	3,004,079	0.24	1.15	1.55	12.90	13.35
SAST SA Index Allocation 60/40 Portfolio Class 3	615,064	15.04	15.34	9,404,305	0.08	1.15	1.55	11.31	11.76
SAST SA Index Allocation 80/20 Portfolio Class 3	902,286	16.52	16.84	15,114,442	1.09	1.15	1.55	16.41	16.88

51

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Index Allocation 90/10 Portfolio Class 3	3,073,273	17.20	17.54	53,694,248	1.07	1.15	1.55	18.76	19.24
SAST SA International Index Portfolio Class 3	45,012	11.94	12.14	542,739	1.31	1.15	1.55	8.77	9.20
SAST SA Invesco Growth Opportunities Portfolio Class 3	9,453	41.38	43.98	399,489	0.00	1.15	1.55	5.46	5.88
SAST SA Janus Focused Growth Portfolio Class 3	26,874	41.59	46.71	1,222,630	0.00	1.15	1.90	20.67	21.58
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	156,977	23.39	24.80	3,841,748	0.56	1.15	1.55	9.83	10.27
SAST SA JPMorgan Emerging Markets Portfolio Class 3	47,546	13.63	15.31	696,867	1.66	1.15	1.90	-1.01	-0.26
SAST SA JPMorgan Equity-Income Portfolio Class 3	62,541	27.44	30.84	1,844,423	1.71	1.15	1.90	23.13	24.05
SAST SA JPMorgan Global Equities Portfolio Class 3	4,437	20.47	21.90	95,555	1.61	1.15	1.55	21.10	21.58
SAST SA JPMorgan Large Cap Core Portfolio Class 3	45,396	30.30	34.00	1,485,539	0.45	1.15	1.90	25.08	26.02
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	498,918	14.42	16.21	7,869,118	2.36	1.15	1.90	-3.01	-2.28
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	52,963	49.37	53.24	2,745,820	0.00	1.15	1.65	8.73	9.28
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	223,263	8.38	8.91	1,952,266	0.00	1.15	1.55	-2.31	-1.91
SAST SA Large Cap Growth Index Portfolio Class 3	56,007	20.66	20.97	1,170,375	0.56	1.15	1.55	29.26	29.78
SAST SA Large Cap Index Portfolio Class 3	93,340	18.43	18.75	1,740,771	1.29	1.15	1.55	26.09	26.60
SAST SA Large Cap Value Index Portfolio Class 3	36,705	14.58	14.79	541,765	2.58	1.15	1.55	22.16	22.65
SAST SA MFS Blue Chip Growth Portfolio Class 3	45,928	38.80	43.78	1,932,038	0.02	1.15	1.90	26.28	27.23
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	48,077	34.07	38.27	1,763,972	0.45	1.15	1.90	24.21	25.14
SAST SA MFS Total Return Portfolio Class 3	71,807	21.84	23.21	1,629,367	1.35	1.15	1.55	11.99	12.44
SAST SA Mid Cap Index Portfolio Class 3	96,561	15.14	15.40	1,478,836	0.70	1.15	1.55	21.90	22.39
SAST SA Morgan Stanley International Equities Portfolio Class 3	73,717	12.76	14.33	1,013,140	1.01	1.15	1.90	2.10	2.87
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	228,154	11.82	13.22	2,944,792	2.40	1.15	1.90	-9.27	-8.58
SAST SA PIMCO RAE International Value Portfolio Class 3	66,974	10.51	11.76	756,691	2.08	1.15	1.90	6.33	7.13
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	2,217,589	15.54	16.23	35,606,116	0.00	1.15	1.65	6.30	6.83
SAST SA PineBridge High-Yield Bond Portfolio Class 3	94,102	17.60	19.87	1,806,740	4.85	1.15	1.90	3.64	4.42
SAST SA Putnam International Growth and Income Portfolio Class 3	12,914	11.44	12.17	151,643	1.75	1.15	1.55	12.92	13.37
SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,488,407	13.82	14.15	20,925,775	0.37	1.15	1.55	10.67	11.11
SAST SA Small Cap Index Portfolio Class 3	78,970	14.18	14.42	1,132,061	0.39	1.15	1.55	12.09	12.53
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	253,720	15.37	15.63	3,953,968	0.00	1.15	1.55	14.22	14.67
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	2,971,091	16.05	16.53	48,805,719	0.90	1.15	1.65	10.46	11.01
SAST SA VCP Dynamic Allocation Portfolio Class 3	5,286,841	17.80	19.18	100,164,225	1.61	1.15	1.90	7.25	8.06
SAST SA VCP Dynamic Strategy Portfolio Class 3	5,976,287	17.00	18.26	107,815,607	1.57	1.15	1.90	8.01	8.83
SAST SA VCP Index Allocation Portfolio Class 3	2,190,957	13.64	13.88	30,293,401	0.99	1.15	1.55	12.24	12.69
SAST SA Wellington Capital Appreciation Portfolio Class 3	187,957	60.29	67.95	12,437,334	0.00	1.15	1.90	3.39	4.17
SAST SA Wellington Government and Quality Bond Portfolio Class 3	467,998	12.12	13.57	6,199,604	1.42	1.15	1.90	-3.95	-3.22
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	158,222	14.76	15.08	2,374,025	0.17	1.15	1.55	5.82	6.24
T Rowe Price Retirement 2015 Advisor Class	12,060,924	1.53	1.60	18,542,399	1.46	0.40	1.00	8.23	8.88
T Rowe Price Retirement 2020 Advisor Class	26,247,783	1.60	1.67	42,169,649	1.23	0.40	1.00	9.10	9.76
T Rowe Price Retirement 2025 Advisor Class	41,330,127	1.69	1.76	69,942,039	1.11	0.40	1.00	10.51	11.17
T Rowe Price Retirement 2030 Advisor Class	44,105,136	1.77	1.85	78,284,548	0.85	0.40	1.00	12.14	12.81
T Rowe Price Retirement 2035 Advisor Class	35,071,007	1.84	1.92	64,765,384	0.68	0.40	1.00	13.66	14.34
T Rowe Price Retirement 2040 Advisor Class	33,761,404	1.90	1.98	64,425,956	0.52	0.40	1.00	14.91	15.60
T Rowe Price Retirement 2045 Advisor Class	25,453,228	1.94	2.02	49,538,744	0.46	0.40	1.00	15.78	16.47
T Rowe Price Retirement 2050 Advisor Class	21,973,246	1.94	2.02	42,811,517	0.48	0.40	1.00	15.90	16.60
T Rowe Price Retirement 2055 Advisor Class	11,134,586	1.94	2.02	21,658,170	0.48	0.40	1.00	15.87	16.57
T Rowe Price Retirement 2060 Advisor Class	9,141,101	1.94	2.02	17,789,930	0.52	0.40	1.00	15.90	16.60
VALIC Company I Aggressive Growth Lifestyle Fund	153,013,592	2.28	2.54	750,179,361	0.00	0.25	1.70	14.11	15.78
VALIC Company I Asset Allocation Fund	14,213,786	1.89	2.34	161,838,950	1.04	0.40	1.85	14.60	16.27
VALIC Company I Capital Appreciation Fund	14,376,972	3.86	4.00	62,774,813	0.00	0.40	1.85	23.79	25.59
VALIC Company I Conservative Growth Lifestyle Fund	97,190,602	1.67	2.13	368,984,023	0.00	0.25	1.70	5.93	7.48
VALIC Company I Core Bond Fund	961,180,702	1.24	1.25	2,270,906,019	0.00	0.00	1.85	-2.48	-0.76
VALIC Company I Dividend Value Fund	274,040,084	2.54	2.66	1,343,580,899	1.95	0.40	1.85	19.69	21.43
VALIC Company I Dynamic Allocation Fund	100,948,351	1.71	1.94	185,073,384	1.79	0.40	1.85	8.17	9.75
VALIC Company I Emerging Economies Fund	565,348,703	0.98	1.18	724,612,529	1.87	0.40	1.85	-0.66	0.79
VALIC Company I Global Real Estate Fund	272,718,691	1.81	2.12	541,145,662	3.12	0.40	1.85	20.37	22.13
VALIC Company I Global Strategy Fund	119,209,843	1.49	1.82	276,482,787	4.21	0.40	1.85	6.59	8.15
VALIC Company I Government Securities Fund	36,764,060	1.09	1.43	140,452,230	1.96	0.40	1.85	-4.11	-2.71
VALIC Company I Growth Fund	308,081,853	4.19	4.64	1,512,561,726	0.12	0.40	1.85	18.74	20.47
VALIC Company I High Yield Bond Fund	150,554,801	1.56	2.01	523,638,602	0.00	0.40	1.85	2.47	3.97
VALIC Company I Inflation Protected Fund	502,904,885	1.19	1.28	794,670,499	1.29	0.00	1.85	3.16	5.09
VALIC Company I International Equities Index Fund	595,926,657	1.25	1.45	1,605,944,547	1.28	0.40	1.85	8.99	10.58
VALIC Company I International Government Bond Fund	33,480,727	1.05	1.46	113,392,982	2.34	0.40	1.85	-7.59	-6.24
VALIC Company I International Growth Fund	101,043,997	2.29	2.38	596,229,933	0.00	0.40	1.85	12.11	13.75
VALIC Company I International Opportunities Fund	136,801,359	1.69	1.83	522,623,530	0.00	0.40	1.85	4.72	6.25
VALIC Company I International Socially Responsible Fund	40,023,219	2.20	2.30	369,270,878	1.70	0.40	1.85	10.39	12.00
VALIC Company I International Value Fund	400,871,584	1.16	1.23	618,767,572	1.65	0.00	1.85	5.08	7.04
VALIC Company I Large Capital Growth Fund	145,700,934	3.75	3.92	688,127,725	0.34	0.40	1.85	23.75	25.55
VALIC Company I Mid Cap Index Fund	113,252,917	2.93	3.54	3,724,103,472	1.06	0.40	1.85	22.05	23.83

52

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
VALIC Company I Mid Cap Strategic Growth Fund	167,424,667	3.30	3.53	871,218,075	0.05	0.40	1.85	14.72	16.39
VALIC Company I Mid Cap Value Fund	94,684,225	2.51	2.79	874,069,221	0.00	0.40	1.85	25.45	27.28
VALIC Company I Moderate Growth Lifestyle Fund	251,147,056	2.05	2.48	1,184,978,047	0.00	0.25	1.70	11.95	13.59
VALIC Company I Nasdaq-100 Index Fund	212,852,955	6.39	7.39	918,647,348	0.29	0.40	1.85	24.60	26.42
VALIC Company I Science & Technology Fund	181,081,539	5.54	6.48	3,041,714,403	0.04	0.40	1.85	9.96	11.57
VALIC Company I Small Cap Growth Fund	93,204,597	4.00	4.47	705,845,935	0.00	0.40	1.85	-6.64	-5.27
VALIC Company I Small Cap Index Fund	116,347,983	2.65	3.02	1,251,653,806	0.86	0.40	1.85	12.34	13.98
VALIC Company I Small Cap Special Values Fund	81,127,807	2.66	2.92	248,126,320	1.09	0.40	1.85	27.14	29.00
VALIC Company I Small Cap Value Fund	79,302,433	2.28	2.68	485,471,268	0.00	0.40	1.85	30.46	32.37
VALIC Company I Stock Index Fund	309,072,613	3.72	184.47	6,068,234,924	1.50	0.33	1.85	26.00	27.93
VALIC Company I Systematic Core Fund	79,663,895	3.30	3.45	670,314,770	0.23	0.40	1.85	23.94	25.75
VALIC Company I Systematic Growth Fund	202,244,583	2.93	4.76	1,016,876,328	0.00	0.00	1.85	14.25	16.38
VALIC Company I Systematic Value Fund	114,942,495	2.57	2.67	343,830,974	0.36	0.40	1.85	28.53	30.41
VALIC Company I U.S. Socially Responsible Fund	137,953,455	2.41	3.80	805,962,895	0.00	0.00	1.85	24.89	27.09
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	46,755,917	1.60	1.90	132,061,203	1.98	0.65	2.10	3.85	5.36
Vanguard LifeStrategy Growth Fund Investor Shares	94,644,220	2.23	2.31	362,381,685	1.94	0.65	2.10	11.98	13.61
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	101,324,753	1.91	2.13	342,461,460	1.94	0.65	2.10	7.79	9.36
Vanguard Long-Term Investment-Grade Fund Investor Shares	61,160,867	1.79	2.58	283,944,361	2.73	0.40	1.85	-4.18	-2.78
Vanguard Long-Term Treasury Fund Investor Shares	48,991,473	1.62	2.30	209,060,836	1.79	0.40	1.85	-6.41	-5.04
Vanguard Wellington Fund Investor Shares	339,770,497	1.93	2.42	2,282,957,890	1.72	0.00	2.10	16.54	19.01
Vanguard Windsor II Fund Investor Shares	295,711,317	2.93	3.09	2,202,134,953	1.21	0.65	2.10	26.29	28.14

	December 31, 2020				For the Year Ended December 31, 2020
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Beacon Man Large Cap Growth Fund - Investor Class	48,673,680	1.56	1.63	78,184,820	0.00	0.40	1.85	31.57	33.49
Ariel Appreciation Fund Investor Class	63,856,002	2.03	2.50	266,240,700	0.54	0.40	1.85	5.39	6.93
Ariel Fund Investor Class	82,157,346	2.16	2.44	367,777,525	0.29	0.40	1.85	8.00	9.58
FTVIP Franklin Allocation VIP Fund Class 2	34,297	16.43	17.28	565,486	1.30	1.15	1.55	10.02	10.47
FTVIP Franklin Income VIP Fund Class 2	294,878	15.77	16.82	4,992,944	5.69	1.15	1.65	-0.95	-0.46
Goldman Sachs VIT Government Money Market Fund Service Shares	377,859	9.65	9.88	3,707,724	0.28	1.15	1.65	-1.38	-0.88
Invesco V.I. American Franchise Fund Series II	23,558	41.01	43.43	1,012,451	0.00	1.15	1.55	39.81	40.37
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	251,717,915	0.60	0.68	163,415,176	0.00	0.40	1.85	6.04	7.59
Invesco V.I. Comstock Fund Series II	67,360	18.67	20.74	1,340,865	2.06	1.15	1.90	-2.95	-2.22
Invesco V.I. Growth and Income Fund Series II	70,628	19.19	21.34	1,445,793	1.82	1.15	1.90	-0.07	0.68
Lord Abbett Growth and Income Portfolio Class VC	21,661	17.95	19.06	416,892	1.76	1.15	1.55	1.12	1.52
PIMCO Emerging Markets Bond Portfolio Advisor Class	544		10.80	5,880	0.77		1.15		5.38
PIMCO Total Return Portfolio Advisor Class	262,971	10.65	10.73	2,818,893	0.92	1.15	1.55	6.87	7.30
SST SA Allocation Balanced Portfolio Class 3	188,561	18.31	19.40	3,570,276	1.36	1.15	1.55	10.10	10.54
SST SA Allocation Growth Portfolio Class 3	267,094	21.66	22.99	6,046,197	0.00	1.15	1.55	14.33	14.79
SST SA Allocation Moderate Growth Portfolio Class 3	263,426	19.59	21.12	5,374,503	0.00	1.15	1.65	12.84	13.41
SST SA Allocation Moderate Portfolio Class 3	320,332	19.44	20.63	6,391,311	0.00	1.15	1.55	11.89	12.34
SST SA American Century Inflation Protection Portfolio Class 3	309,631	11.66	12.87	3,920,875	0.00	1.15	1.90	4.77	5.56
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	171,781	14.39	14.64	2,511,577	0.00	1.15	1.55	12.02	12.47
SAST SA AB Growth Portfolio Class 3	77,219	42.08	46.98	3,551,922	0.00	1.15	1.90	32.74	33.74
SAST SA AB Small & Mid Cap Value Portfolio Class 3	54,765	22.46	24.95	1,327,632	0.49	1.15	1.90	2.02	2.79
SAST SA American Funds Asset Allocation Portfolio Class 3	2,693,836	21.45	23.02	61,011,205	0.00	1.15	1.65	10.30	10.86
SAST SA American Funds Global Growth Portfolio Class 3	99,095	30.06	33.42	3,185,452	0.06	1.15	1.90	27.64	28.60
SAST SA American Funds Growth Portfolio Class 3	215,567	38.55	42.80	8,929,204	0.79	1.15	1.90	48.87	49.98
SAST SA American Funds Growth-Income Portfolio Class 3	219,147	25.84	27.74	5,879,480	1.58	1.15	1.65	11.39	11.95
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	4,510,953	16.15	16.82	75,189,138	0.00	1.15	1.65	7.53	8.07
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	3,749		10.65	39,918	0.49		1.15		6.47
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	2,740,433	12.51	12.82	34,934,269	0.04	1.15	1.65	3.78	4.30
SAST SA Emerging Markets Equity Index Portfolio Class 3	9,098	11.41	11.53	104,419	2.78	1.15	1.55	15.08	15.54
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	306,467	19.02	21.16	6,328,782	3.89	1.15	1.90	6.71	7.51
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	1,799	13.38	13.41	24,099	0.15	1.15	1.30	20.77	20.95
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	20,796	14.20	15.05	304,179	1.93	1.15	1.55	-2.90	-2.51
SAST SA Fixed Income Index Portfolio Class 3	374,637	11.17	11.32	4,227,984	2.84	1.15	1.55	6.76	7.19
SAST SA Fixed Income Intermediate Index Portfolio Class 3	62,248	10.65	10.79	669,775	2.29	1.15	1.55	4.26	4.67
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	55,517	19.29	21.43	1,145,633	1.77	1.15	1.90	-3.39	-2.67
SAST SA Franklin Small Company Value Portfolio Class 3	34,162	20.15	22.37	742,234	1.04	1.15	1.90	2.99	3.77
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	121,438	30.68	34.00	4,019,451	2.26	1.15	1.90	5.20	5.99
SAST SA Franklin Tactical Opportunities Portfolio Class 3	52,440	11.81	11.96	625,305	1.31	1.15	1.55	6.58	7.01
SAST SA Global Index Allocation 60/40 Portfolio Class 3	195,286	11.87	12.00	2,339,802	1.87	1.15	1.55	9.75	10.19
SAST SA Global Index Allocation 75/25 Portfolio Class 3	195,464	11.96	12.09	2,354,954	1.39	1.15	1.55	10.49	10.93

53

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31, 2020
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Global Index Allocation 90/10 Portfolio Class 3	556,487	11.95	12.08	6,705,266	0.00	1.15	1.55	10.43	10.88
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	229,068	11.87	12.03	2,744,191	0.20	1.15	1.55	9.52	9.96
SAST SA Index Allocation 60/40 Portfolio Class 3	542,897	13.51	13.72	7,429,714	1.42	1.15	1.55	11.74	12.19
SAST SA Index Allocation 80/20 Portfolio Class 3	875,707	14.19	14.41	12,567,691	0.00	1.15	1.55	12.67	13.12
SAST SA Index Allocation 90/10 Portfolio Class 3	2,915,104	14.48	14.71	42,740,274	0.00	1.15	1.55	12.71	13.16
SAST SA International Index Portfolio Class 3	31,702	10.98	11.12	349,901	2.09	1.15	1.55	5.71	6.13
SAST SA Invesco Growth Opportunities Portfolio Class 3	8,172	39.24	41.54	326,064	0.00	1.15	1.55	53.02	53.64
SAST SA Janus Focused Growth Portfolio Class 3	24,871	34.47	38.42	929,107	0.00	1.15	1.90	35.99	37.01
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	131,578	21.30	22.49	2,917,560	2.04	1.15	1.55	12.28	12.73
SAST SA JPMorgan Emerging Markets Portfolio Class 3	43,181	13.77	15.35	635,119	1.70	1.15	1.90	13.92	14.78
SAST SA JPMorgan Equity-Income Portfolio Class 3	68,227	22.29	24.86	1,624,490	1.78	1.15	1.90	1.01	1.77
SAST SA JPMorgan Global Equities Portfolio Class 3	2,945	16.90	18.01	52,735	1.54	1.15	1.55	7.87	8.31
SAST SA JPMorgan Large Cap Core Portfolio Class 3	49,662	24.23	26.98	1,291,782	0.79	1.15	1.90	11.01	11.85
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	469,700	14.87	16.59	7,588,526	2.69	1.15	1.90	6.17	6.97
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	19,088	45.41	48.72	908,072	0.00	1.15	1.65	45.76	46.49
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	188,354	8.45	9.08	1,686,378	1.66	1.15	1.65	-1.53	-1.03
SAST SA Large Cap Growth Index Portfolio Class 3	49,602	15.99	16.16	799,299	1.10	1.15	1.55	30.16	30.68
SAST SA Large Cap Index Portfolio Class 3	85,323	14.62	14.81	1,256,907	1.62	1.15	1.55	15.92	16.38
SAST SA Large Cap Value Index Portfolio Class 3	30,365	11.93	12.06	365,473	2.35	1.15	1.55	-0.44	-0.04
SAST SA MFS Blue Chip Growth Portfolio Class 3	43,742	30.73	34.41	1,448,812	0.39	1.15	1.90	27.86	28.82
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	54,235	27.43	30.58	1,594,858	0.40	1.15	1.90	11.89	12.73
SAST SA MFS Total Return Portfolio Class 3	68,041	19.50	20.64	1,373,906	1.72	1.15	1.55	7.63	8.07
SAST SA Mid Cap Index Portfolio Class 3	87,987	12.42	12.58	1,101,640	1.20	1.15	1.55	11.16	11.60
SAST SA Morgan Stanley International Equities Portfolio Class 3	74,360	12.50	13.93	995,085	1.57	1.15	1.90	9.21	10.03
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	196,153	13.03	14.46	2,771,166	0.39	1.15	1.90	9.45	10.28
SAST SA PIMCO RAE International Value Portfolio Class 3	66,531	9.89	10.98	702,566	2.28	1.15	1.90	-5.22	-4.50
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	2,158,433	14.62	15.19	32,471,518	0.46	1.15	1.65	6.88	7.42
SAST SA PineBridge High-Yield Bond Portfolio Class 3	92,367	16.98	19.03	1,700,887	5.96	1.15	1.90	5.81	6.60
SAST SA Putnam International Growth and Income Portfolio Class 3	11,901	9.97	10.46	122,645	2.16	1.30	1.65	1.77	2.13
SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,557,228	12.49	12.74	19,721,639	0.12	1.15	1.55	-1.17	-0.78
SAST SA Small Cap Index Portfolio Class 3	67,434	12.65	12.82	859,617	0.81	1.15	1.55	17.24	17.71
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	235,611	13.46	13.63	3,204,236	0.69	1.15	1.55	15.25	15.71
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	2,880,703	14.53	14.89	42,654,805	0.10	1.15	1.65	7.08	7.62
SAST SA VCP Dynamic Allocation Portfolio Class 3	5,103,805	16.59	17.75	89,543,143	1.15	1.15	1.90	10.97	11.81
SAST SA VCP Dynamic Strategy Portfolio Class 3	4,370,781	15.74	16.78	72,493,299	1.17	1.15	1.90	8.12	8.93
SAST SA VCP Index Allocation Portfolio Class 3	1,894,588	12.16	12.31	23,261,161	1.23	1.15	1.55	6.04	6.47
SAST SA Wellington Capital Appreciation Portfolio Class 3	86,671	58.32	65.24	5,483,895	0.00	1.15	1.90	61.03	62.24
SAST SA Wellington Government and Quality Bond Portfolio Class 3	508,280	12.62	14.02	6,959,679	2.31	1.15	1.90	4.86	5.65
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	154,815	13.95	14.19	2,188,843	0.90	1.15	1.55	15.99	16.45
T Rowe Price Retirement 2015 Advisor Class	11,292,320	1.42	1.47	16,016,822	1.44	0.40	1.00	11.21	11.88
T Rowe Price Retirement 2020 Advisor Class	28,318,849	1.47	1.52	41,689,867	1.26	0.40	1.00	11.84	12.52
T Rowe Price Retirement 2025 Advisor Class	37,659,819	1.53	1.58	57,653,389	1.17	0.40	1.00	13.23	13.91
T Rowe Price Retirement 2030 Advisor Class	37,872,844	1.58	1.64	59,925,432	1.02	0.40	1.00	14.46	15.15
T Rowe Price Retirement 2035 Advisor Class	28,603,740	1.62	1.68	46,454,655	0.88	0.40	1.00	15.59	16.29
T Rowe Price Retirement 2040 Advisor Class	28,731,456	1.66	1.72	47,694,338	0.72	0.40	1.00	16.62	17.32
T Rowe Price Retirement 2045 Advisor Class	22,138,595	1.67	1.74	37,193,060	0.70	0.40	1.00	17.16	17.86
T Rowe Price Retirement 2050 Advisor Class	18,735,324	1.39	1.74	31,470,810	0.70	0.40	1.00	13.73	17.86
T Rowe Price Retirement 2055 Advisor Class	9,085,740	1.38	1.73	15,238,951	0.70	0.40	1.00	13.64	17.76
T Rowe Price Retirement 2060 Advisor Class	7,062,589	1.32	1.73	11,853,672	0.76	0.40	1.00	13.66	17.78
VALIC Company I Asset Allocation Fund	15,009,742	1.65	2.01	147,421,552	1.13	0.40	1.85	9.69	11.29
VALIC Company I Dividend Value Fund	214,926,150	2.09	2.22	857,316,871	2.25	0.40	1.85	-1.31	0.13
VALIC Company I Dynamic Allocation Fund	113,418,104	1.58	1.77	190,569,075	1.98	0.40	1.85	9.05	10.64
VALIC Company I Emerging Economies Fund	711,040,166	0.97	1.19	913,734,880	2.00	0.40	1.85	13.35	15.01
VALIC Company I Global Real Estate Fund	183,897,782	1.50	1.73	298,225,922	3.18	0.40	1.85	-7.86	-6.52
VALIC Company I Global Strategy Fund	138,484,784	1.40	1.68	298,631,983	5.91	0.40	1.85	1.72	3.21
VALIC Company I Government Securities Fund	30,206,774	1.14	1.47	117,884,129	2.30	0.40	1.85	4.68	6.21
VALIC Company I Growth Fund	409,760,167	3.52	3.85	1,684,477,957	0.31	0.40	1.85	39.20	41.23
VALIC Company I Inflation Protected Fund	501,425,577	1.16	1.21	757,662,191	2.01	0.00	1.85	6.82	8.81
VALIC Company I International Equities Index Fund	611,811,572	1.13	1.33	1,507,483,926	2.16	0.40	1.85	5.41	6.95
VALIC Company I International Government Bond Fund	37,212,596	1.14	1.56	135,128,345	1.53	0.40	1.85	8.24	9.82
VALIC Company I International Growth Fund	107,040,992	2.01	2.12	560,854,128	0.10	0.40	1.85	31.68	33.60
VALIC Company I International Socially Responsible Fund	44,376,748	1.96	2.08	367,308,711	1.77	0.40	1.85	6.38	7.93
VALIC Company I International Value Fund	457,784,448	1.08	1.17	667,291,885	2.25	0.00	1.85	3.02	4.95
VALIC Company I Large Capital Growth Fund	151,975,712	3.03	3.12	574,889,509	0.64	0.40	1.85	20.20	21.96
VALIC Company I Mid Cap Index Fund	122,446,340	2.40	2.86	3,255,806,917	1.33	0.40	1.85	11.22	12.85
VALIC Company I Mid Cap Strategic Growth Fund	83,781,643	2.88	3.04	373,321,478	0.00	0.40	1.85	31.77	33.69
VALIC Company I Nasdaq-100 Index Fund	221,517,862	5.13	5.84	760,808,251	0.67	0.40	1.85	45.23	47.35

54

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31, 2020
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
VALIC Company I Science & Technology Fund	140,874,900	5.04	5.81	2,109,346,334	0.00	0.40	1.85	53.95	56.19
VALIC Company I Small Cap Index Fund	124,200,407	2.36	2.65	1,187,921,576	1.29	0.40	1.85	17.29	19.01
VALIC Company I Small Cap Special Values Fund	83,254,796	2.10	2.26	198,518,317	1.20	0.40	1.85	-0.44	1.02
VALIC Company I Stock Index Fund	331,809,228	2.95	144.20	5,158,751,372	1.77	0.33	1.85	15.82	17.60
VALIC Company I Systematic Core Fund	21,279,563	2.62	2.78	143,769,977	0.92	0.40	1.85	20.96	22.72
VALIC Company I Systematic Growth Fund	223,456,301	2.51	4.17	975,296,395	0.00	0.00	1.85	31.91	34.37
VALIC Company I Systematic Value Fund	17,214,135	2.00	2.05	39,734,973	2.55	0.40	1.85	-4.68	-3.29
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	44,740,541	1.54	1.81	120,632,035	1.78	0.65	2.10	9.20	10.79
Vanguard LifeStrategy Growth Fund Investor Shares	92,902,790	1.99	2.03	314,980,202	1.74	0.65	2.10	13.06	14.71
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	99,419,392	1.77	1.95	309,160,720	1.76	0.65	2.10	11.23	12.86
Vanguard Long-Term Investment-Grade Fund Investor Shares	58,737,892	1.86	2.65	282,341,390	3.55	0.40	1.85	13.22	14.87
Vanguard Long-Term Treasury Fund Investor Shares	55,651,072	1.73	2.42	252,386,140	1.99	0.40	1.85	16.02	17.71
Vanguard Wellington Fund Investor Shares	358,635,409	1.62	2.08	2,061,242,338	2.02	0.00	2.10	8.30	10.60
Vanguard Windsor II Fund Investor Shares	305,318,371	2.29	2.44	1,785,844,093	1.27	0.65	2.10	12.07	13.71

(a)    Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.
(b)    These amounts represent the net asset value before adjustments allocated to the contracts in payout period.
(c)    These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year. If there are no assets at either the beginning or end of the year, the asset balance of the first or last day the sub-account had assets is used.
(d)    These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.
(e)    These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.
(f)    A blank in the lowest unit value, lowest expense ratio and lowest total return columns indicates that the lowest value is the same as the highest value.
7.    Subsequent Events
Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through the date the financial statements were issued.

55

The Variable Annuity Life Insurance Company

(An indirect wholly owned subsidiary of Corebridge Financial, Inc.)

Statutory Financial Statements and

Supplemental Information and

Report of Independent Auditors

At December 31, 2024 and 2023 and

for each of the three years ended December 31, 2024

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

1

Report of Independent Auditors

To the Board of Directors and Shareholder of The Variable Annuity Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of The Variable Annuity Life Insurance Company (the “Company”), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2024.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

2

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of selected financial data, investment risks interrogatories, summary investment schedule, and schedule of reinsurance disclosures (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2024 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 17, 2025

3

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

	December 31,
(in millions)	2024	2023
Admitted assets
Cash and investments
Bonds	$32,632	$35,788
Preferred stock	9	9
Common stock	226	242
Cash, cash equivalents and short-term investments	864	39
Mortgage loans	6,962	7,325
Real estate	—	3
Contract loans	398	409
Derivatives	376	287
Derivative cash collateral and deferred asset for SSAP 108	5	117
Other invested assets	1,884	1,944
Total cash and investments	43,356	46,163
Amounts receivable under reinsurance contracts	1	15
Current federal income tax recoverable	—	103
Deferred tax asset	228	200
Due and accrued investment income	468	528
Receivables from affiliates	90	273
Other assets	111	49
Separate account assets	40,783	38,880
Total admitted assets	$85,037	$86,211

See accompanying Notes to Statutory Financial Statements.

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (CONTINUED)

	December 31,
(in millions, except for share data)	2024	2023
Liabilities
Policy reserves and contractual liabilities
Life and annuity reserves	$34,663	$36,031
Liabilities for deposit-type contracts	5,716	6,193
Total policy reserves and contractual liabilities	40,379	42,224
Payable to affiliates	139	133
Interest maintenance reserve	—	7
Amounts withheld or retained by Company as agent or trustee and held for agents’ account	27	28
Current federal income taxes payable	48	—
Derivatives	—	(7)
Payable for securities lending	74	—
Repurchase agreements	443	852
Collateral for derivatives program	366	277
Accrued expenses and other liabilities	227	423
Net transfers to (from) separate accounts due or accrued	(54)	78
Asset valuation reserve	638	779
Separate account liabilities	40,783	38,880
Total liabilities	83,070	83,674
Commitments and contingencies (see Note 19)

Capital and surplus
Common stock, $1 par value; 5,000,000 shares authorized, 3,575,000 issued and outstanding	4	4
Gross paid-in and contributed surplus	1,999	2,298
Unassigned surplus	(36)	235
Total capital and surplus	1,967	2,537
Total liabilities and capital and surplus	$85,037	$86,211

See accompanying Notes to Statutory Financial Statements.

5

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

		December 31,
(in millions)	2024	2023	2022
Revenues
Premiums and annuity considerations	$3,349	$3,580	$(19,033)
Net investment income	1,972	2,022	2,162
Amortization of interest maintenance reserve	(21)	(1)	14
Reserve adjustments on reinsurance ceded	(2,957)	(3,424)	22,023
Commissions and expense allowances	513	549	460
Separate account fees	410	389	410
Other income	226	215	228
Total revenues	3,492	3,330	6,264
Benefits and expenses
Annuity benefits	263	305	691
Surrender benefits	6,508	4,935	5,833
Other benefits	206	202	169
Change in reserves	(1,367)	(1,519)	(531)
Commissions	168	167	154
General insurance expenses	367	407	382
Net transfers to (from) separate accounts	(3,534)	(1,985)	(1,711)
Other expenses	569	494	225
Total benefits and expenses	3,180	3,006	5,212
Net gain from operations before dividends to policyholders and federal income taxes	312	324	1,052
Dividends to policyholders	—	—	—
Net gain from operations after dividends to policyholders and before federal income taxes	312	324	1,051
Federal income tax (benefit) expense	156	(73)	301
Net gain from operations	156	397	750
Net realized capital gains (losses), net of tax after transfers to interest maintenance reserves	(50)	(50)	(98)
Net income	$106	$347	$652

See accompanying Notes to Statutory Financial Statements.

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(in millions)	Common Stock	Other Than Special Surplus (Deficit) Funds	Gross Paid- In and Contributed Surplus	Unassigned Surplus	Total Capital and Surplus
Balance, January 1, 2022	$4	$—	$2,263	$1,013	$3,280
Net income (loss)	—	—	—	652	652
Change in net unrealized capital gains (losses)	—	—	—	70	70
Change in net unrealized foreign exchange capital gains (losses)	—	—	—	(173)	(173)
Change in deferred tax	—	—	—	(153)	(153)
Change in non-admitted assets	—	—	—	199	199
Change in asset valuation reserve	—	—	—	(1)	(1)
Change in surplus from separate accounts	—	—	—	21	21
Other changes in surplus in separate accounts	—	—	—	(21)	(21)
Additional paid-in surplus	—	—	34	—	34
Change in surplus as a result of reinsurance	—	—	—	1,166	1,166
Dividends	—	—	—	(2,700)	(2,700)
Prior period corrections	—	—	—	(20)	(20)
Balance, December 31, 2022	$4	$—	$2,297	$53	$2,354
Net income (loss)	—	—	—	347	347
Change in net unrealized capital gains (losses)	—	—	—	10	10
Change in net unrealized foreign exchange capital gains (losses)	—	—	—	92	92
Change in deferred tax	—	—	—	(10)	(10)
Change in non-admitted assets	—	—	—	(41)	(41)
Change in asset valuation reserve	—	—	—	23	23
Change in surplus from separate accounts	—	—	—	15	15
Other changes in surplus in separate accounts	—	—	—	(15)	(15)
Additional paid-in surplus	—	—	—	—	—
Change in surplus as a result of reinsurance				(229)	(229)
Dividends	—	—	—	—	—
Prior period corrections	—	—	—	(10)	(10)
Balance, December 31, 2023	$4	$—	$2,297	$235	$2,536
Net income (loss)	—	—	—	106	106
Change in net unrealized capital gains (losses)	—	—	—	(31)	(31)
Change in net unrealized foreign exchange capital gains (losses)	—	—	—	(71)	(71)
Change in deferred tax	—	—	—	153	153
Change in non-admitted assets	—	—	—	(109)	(109)
Change in asset valuation reserve	—	—	—	141	141
Change in surplus from separate accounts	—	—	—	4	4
Other changes in surplus in separate accounts	—	—	—	(4)	(4)
Additional paid-in surplus	—	—	(298)	—	(298)
Change in surplus as a result of reinsurance	—	—	—	(207)	(207)
Dividends	—	—	—	(80)	(80)
Prior period corrections	—	—	—	(173)	(173)
Balance, December 31, 2024	$4	$—	$1,999	$(36)	$1,967

See accompanying Notes to Statutory Financial Statements.

7

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	December 31,
(in millions)	2024	2023	2022
Cash from operations
Premium and annuity considerations, collected, net of reinsurance	$3,348	$3,580	$3,892
Net investment income collected	2,053	1,778	1,987
Other income	(1,807)	(2,270)	196
Total revenue received	3,594	3,088	6,075
Benefits paid	7,036	5,506	6,548
Net transfers from (to) separate accounts	(3,396)	(2,379)	(1,810)
Commissions and expenses paid	1,108	1,066	739
Federal income taxes paid (received)	(53)	316	47
Total benefits and expenses paid	4,695	4,509	5,524
Net cash provided by operations	(1,101)	(1,421)	551
Cash from investments
Proceeds from investments sold, matured or repaid:
Bonds	4,043	2,701	3,599
Stocks	19	14	26
Mortgage loans	658	691	2,662
Other invested assets	174	637	987
Disposal - Net gain (loss)	1	2	—
Securities lending reinvested collateral assets	—	—	551
Total proceeds from investments sold, matured or repaid	4,895	4,045	7,825
Cost of investments acquired:
Bonds	1,193	339	3,137
Stocks	3	3	53
Mortgage loans	390	561	3,494
Real estate	(1)	—	—
Other invested assets	185	403	1,081
Derivatives	(122)	123	(66)
Other, net	(74)	—	—
Total cost of investments acquired	1,574	1,429	7,699
Net adjustment in contract loans	(11)	(13)	(36)
Net cash provided by (used in) investing activities	3,332	2,629	162
Cash from financing and miscellaneous sources
Cash provided (applied):
Capital and paid-in surplus	(298)	—	—
Net deposits on (withdrawals from) deposit-type contracts	(618)	(840)	(87)
Dividends to parent	(80)	—	(2,700)
Change in securities lending	(74)	—	(763)
Other, net	(336)	(514)	3,082
Net cash provided by (used in) financing and miscellaneous activities	(1,406)	(1,354)	(468)
Net increase (decrease) in cash, cash equivalents and short-term investments	825	(146)	245
Cash, cash equivalents and short-term investments at beginning of year	39	185	(61)
Cash, cash equivalents and short-term investments at end of year	$864	$39	$184

8

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

Non-cash activities, excluded from above:
Non-cash internal transfers mortgage loans	158	—	—
Non-cash transfer from general to separate account	97	—	—
Non-cash corporate actions-bonds	41	—	—
Non-cash corporate action reclass to bonds	11	—	—
Non-cash transfer from separate to general account	6	212	—
Non-cash transfer from other invested asests to bond	6	—	—
Non-cash internal transfers other invested assets	2	—	—
Non-cash transfer from other invested assets to stocks	1	1	—
Non-cash transfer from short term to bonds	1	—	—
Non-cash transfer from collateral other invested assets to bonds	—	100	—
Non-cash transfer Modco adjustment on ceded reinsurance	—	—	(22,924)
Non-cash transfer from other invested assets to mortgage loans	—	20	260
Non-cash contribution to subsidiary	—	—	34
Non-cash return of capital from other invested assets to VALIC	—	—	2

See accompanying Notes to Statutory Financial Statements.

9

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

The Variable Annuity Life Insurance Company (“VALIC” or the “Company”), including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (“AGC Life” or the “Parent”), a Missouri-domiciled life insurance company, which is wholly owned by Corebridge Life Holdings, Inc. (“Corebridge Life Holdings”). Corebridge Life Holdings is wholly owned by Corebridge Financial, Inc. (“Corebridge”). American International Group, Inc. (“AIG”) owned approximately 22.7% and Nippon Life Insurance Company owned approximately 21.7% of outstanding Corebridge common stock as of December 31, 2024.

On December 9, 2024, Nippon Life Insurance Company, a mutual company organized under the laws of Japan, completed its purchase of approximately 122 million shares of Corebridge.

The Company is a stock life insurance company domiciled and licensed under the laws of the State of Texas and is subject to regulation by the Texas Department of Insurance (“TDI”). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed in 50 states and the District of Columbia.

The Company is a leading provider in the United States of individual term and universal life insurance solutions to middle-income and high-net-worth customers, as well as a leading provider in the United States of fixed and variable annuities. VALIC’s primary products include fixed and variable annuities, and mutual funds and plan administrative and compliance services. The Company utilizes career financial advisors and independent financial advisors to provide retirement plan participants with enrollment support and comprehensive financial planning services. No annual annuity deposits for any individual advisor in 2024 or 2023 represented more than 10 percent of total annuity deposits.

10

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (“U.S. GAAP”), as described herein.

The TDI recognizes only statutory accounting practices (“SAP”) prescribed or permitted by the State of Texas for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Texas Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Texas. The Insurance Commissioner of the State of Texas has the right to permit other specific practices that deviate from prescribed practices.

The Company does not employ any prescribed or permitted accounting practices that differ from the NAIC SAP.

The statement of cash flows in this report has balances that are different from those in the annual statement filed with the NAIC. The annual statement for 2023 had net cash provided by operations, investments and financing of $(1.5) billion, $2.8 billion and $(1.4) billion, respectively, while this report has $(1.4) billion, $2.6 billion and $(1.4) billion, respectively.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the TDI requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:

•	application of other-than-temporary impairments;

•	estimates with respect to income taxes, including recoverability of deferred tax assets;

•	fair value measurements of certain financial assets; and

•	policy reserves for life, annuity and accident and health insurance contracts, including guarantees.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.

Significant Accounting Policies

Bonds not backed by other loans are carried at amortized cost except for those with a NAIC designation of “6” or “6*”. Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC’s Investment Analysis Office (“IAO”) receive a “6*” designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a “6*” designation may carry a value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that (1) the documentation necessary to permit a full credit analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.

Loan-backed and structured securities (“LBaSS”) include residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”), pass-thru securities, lease-backed securities,

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. LBaSS are carried on a basis consistent with that of bonds not backed by loans. Income recognition for LBaSS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (“MBS”) and ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its LBaSS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

Reference to “non-rated residual tranches or interests” intends to capture securitization tranches, beneficial interests, interests of structured finance investments, as well as other structures, that reflect loss layers without contractual interest or principal payments. Payments to holders of these investments occur after contractual interest and principal payments have been made to other tranches or interests and are based on the remaining available funds. Although payments to holders can occur throughout an investment’s duration (and not just at maturity), such instances still reflect the residual amount permitted to be distributed after other holders have received contractual interest and principal payments.

NAIC designations are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects risk-based capital (“RBC”). The final NAIC designation is determined for most RMBS and CMBS by financial modeling conducted by BlackRock. For credit tenant loans, equipment trust certificates, any corporate-like securities rated by the IAO, interest-only securities, and those securities with an original NAIC designation of 5, 5*, 6, or 6*, the final NAIC designation is based on the IAO or Credit Rating Provider rating and is not subject to financial modeling.

Redeemable preferred stocks with NAIC designations of “1” through “3” are carried at amortized cost. All other redeemable preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.

Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary. For Federal Home Loan Bank (“FHLB”) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

Subsidiary, controlled, and affiliated (“SCA”) entities: The Company has no investments in insurance SCA entities. Investments in non-insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non-insurance SCA entities for which audited U.S. GAAP financial statements are not available are non- admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.

Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.

Mortgage and mezzanine real estate loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan’s effective interest rate, ii) the loan’s observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

12

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Real estate consists of properties occupied by the Company, properties held for the production of income and properties held for sale. Properties occupied by the Company and held for the production of income are carried at depreciated cost, less encumbrances, unless events or circumstances indicate the carrying amount of the asset (amount prior to reduction for encumbrances) may not be recoverable. Properties held for sale are carried at the lower of its depreciated cost or fair value less estimated costs to sell the property and net of encumbrances. Real estate obtained through foreclosure, in satisfaction of a loan, is recorded at the time of foreclosure at the lower of fair value as determined by acceptable appraisal methodologies, or the carrying amount of the related loan. Land is reported at cost.

Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks, highly liquid debt instruments that have original maturities within one year of date of purchase and are carried at amortized cost, interest-bearing money market funds, investment pools and other investments (excluding loan-backed and structured securities) with original maturities within one year from the date of purchase.

Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are reported in a manner consistent with the hedged asset or liability (“hedge accounting”). Changes in statement value or cash flow of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the statement value or cash flow of the hedged asset or liability are recorded. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge (“ineffective hedges”) are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.

The Company designated, under Statement of Statutory Accounting Principles (“SSAP”) 86, Derivatives, certain foreign exchange derivatives as effective hedges of certain invested assets. During 2024, the Company also designated certain interest rate swaps as effective hedges of certain invested assets.

Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for limited partnerships and limited liability companies with a minor ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited

U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.

Limited partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the investee, with some prescribed exceptions. SAP allows the use of the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements. The audited U.S. tax basis equity may also be used in certain circumstances.

All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been recorded as non-admitted assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.

Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors, that lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash collateral received is invested in cash and/or short-term investments that may be sold or repledged or partially used for short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these transactions may be sold or repledged by the counterparties. The liability for cash collateral received would be reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.

In addition, the Company is a party to secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash,

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

with an agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements. In all of these secured financing transactions, the securities transferred by the Company (pledged collateral) may be sold or repledged by the counterparties.

Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 180 days, or when collection of interest is uncertain.

Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.

The Company regularly evaluates its investments for other-than-temporary impairment (“OTTI”) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company’s management and a continual review of its investments. For bonds, other than LBaSS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is determined an OTTI has occurred, the cost basis of bonds are written down to fair value and the amount of the write-down is recognized as a realized capital loss.

For LBaSS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the LBaSS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the LBaSS or does not have the intent and ability to retain the LBaSS until recovery. If the decline is interest-related, the LBaSS is written down to fair value.

In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.

Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a certain portion of deferred tax assets, prepaid expenses, electronic data processing (“EDP”) equipment assets, agents’ balances or other receivables over 90 days. Non-admitted assets were $810 million and $700 million at December 31, 2024 and 2023, respectively.

Interest maintenance reserve (“IMR”) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest- related OTTI (net of taxes). IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For LBaSS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.

Asset valuation reserve (“AVR”) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.

Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. In addition, certain products with fixed guarantees and market-value-adjusted (“MVA”) fixed annuity contracts in which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners’ Annuity Reserve Valuation Method (“VACARVM”) under subsection 21 of the Valuation Manual (“VM-21”). Reserves for variable universal

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

life accounts are provided in accordance with subsection 20 of the Valuation Manual (“VM-20”) for new business issued beginning in 2020, and in accordance with the Commissioners’ Reserve Valuation Method (“CRVM”) for policies issued prior to 2020.

Policy reserves are established according to different methods.

Life, annuity, and health reserves are developed by actuarial methods and are generally determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the TDI.

Principle-based reserving (“PBR”) is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the previous prescribed approach. Reserve requirements for the Company’s life insurance policies issued after January 1, 2020 are contained in VM-20, Requirements for Principle-Based Reserves for Life Products, policies issued prior to 2020 are reserved for using the CRVM. Under VM-20, these reserves are generally more sensitive to changes in actuarial assumptions.

The Company waives the deduction of deferred fractional premiums on the death of the life and annuity policy insured and returns any premium beyond the date of death. The Company reported additional reserves for surrender values in excess of the corresponding policy reserves.

The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves. Additional reserves are established where the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or where the net premiums exceed the gross premiums on any insurance in force. Total cash flow testing reserves were $109 million and $117 million at December 31, 2024 and 2023, respectively.

A majority of the Company’s variable annuity products are issued with a guaranteed minimum death benefit (“GMDB”) which provides that, upon the death of a contractholder, the contractholder’s beneficiary will receive the greater of (1) the contractholder’s account value, or (2) a GMDB that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the greatest contract value, adjusted for withdrawals, at the specified contract anniversaries; or the principal invested, adjusted for withdrawals, accumulated at the specified rate per annum. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Death benefits on GMDB policies generally reduce on a proportional basis or on a dollar-for-dollar basis when a partial withdrawal occurs.

Reserves for GMDB benefits are included in the VACARVM reserve. PBR is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the factor-based approach typically employed historically. Variable Annuity (“VA”) reserving requirements are contained in VM-21, Reserves for Variable Requirements for Principle-Based Annuities.

Life policies underwritten as substandard are charged extra premiums. Reserves are computed for a substandard policy by adding the reserve for an otherwise identical non-substandard policy plus a factor times the extra premium charge for the year. The factor varies by duration, type of plan, and underwriting. In addition, an extra mortality reserve is reported for ordinary life insurance policies classified as group conversions. Substandard structured settlement annuity reserves are determined by making a constant addition to the mortality rate of the applicable valuation mortality table so that the life expectancy on the adjusted table is equal to the life expectancy determined by the Company’s underwriters at issue.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula, except for universal life insurance and deferred annuity reserves, which include fund accumulations for which tabular interest has been determined from basic data. For the determination of tabular interest on funds not involving life contingencies, the actual credited interest is used.

Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Policy and contract claims represent the ultimate net cost of all reported and unreported claims incurred during the year. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary, as experience develops or new information becomes known; such adjustments are included in current operations.

Reserves for future policy benefits to be paid on life and accident and health policies, incurred in the statement period, but not yet reported, were established using historical data from claim lag experience. The data is aggregated from product specific studies performed on the Company’s business.

Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as income over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are credited directly to the respective reserves and are not recorded in the Statutory Statement of Operations. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.

General insurance expenses include allocated expenses pursuant to cost allocation agreements. The Company purchases administrative, accounting, marketing and data processing services from Corebridge and affiliates and is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from affiliates is based on the level of assets under management.

Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to tax sharing agreements, because the Company is included in the consolidated federal income tax returns of its parent company filing group. The Company joins with AGC Life, American General Life Insurance Company (“AGL”), The United States Life Insurance Company in the City of New York (“USL”), and Corebridge Insurance Company of Bermuda, Ltd. (“Corebridge Bermuda”), in filing a consolidated life company federal income tax return. To the extent that benefits for net operating losses, foreign tax credits, CAMT credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.

Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.

A deferred tax asset (“DTA”) or deferred tax liability (“DTL”) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTAs are limited in their admissibility.

The CAMT is disregarded when evaluating the need for a valuation allowance for the Company’s non-CAMT DTAs.

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

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Accounting Changes

SSAP No. 86, Derivatives, was revised to adopt with modification derivative guidance from ASU 2017-12, Derivatives and Hedging and ASU 2022-01, Fair Value Hedging – Portfolio Layer Method, to include guidance for the portfolio layer method and partial-term hedges. These revisions were effective January 1, 2023. A partial-term hedge is a hedge for a portion of the time to maturity of a fixed rate asset (liabilities are not included contrary to U.S. GAAP). The portfolio layer method permits reporting entities to designate the portion of a closed portfolio of financial assets, beneficial interests secured by financial assets, or a combination of the two, that is not expected to be prepaid during the hedge period as the hedged item in a fair value hedge.

Substantive changes were made to SSAP 26R, Bonds, SSAP 21R, Other Admitted Assets, and SSAP 43R, Loan- Backed and Structured Securities, effective January 1, 2025. The changes provide a new principle-based bond definition to be used for determining which investments are eligible for reporting on Schedule D as a bond. The changes focus on ensuring appropriate consideration of whether an investment qualifies as an issuer credit obligation or asset- backed security prior to reporting as a bond.

Correction of Errors

SAP requires that corrections of errors related to prior periods be reported as adjustments to unassigned surplus to the extent that they are not material to prior periods.

In 2024, out-of-period errors were identified and corrected primarily related to net investment income and VM-21 reserves. The total SSAP 3 adjustments recorded decreased unassigned surplus by $173 million. The net investment income errors resulted in overstatements of net investment income and pre-tax income of $68 million in 2023 and $23 million in 2022. The VM-21 reserve error resulted in an understatement of net transfers due to (from) separate accounts due or accrued and a corresponding overstatement of pre-tax income of $12 million in 2023. This same error resulted in an overstatement of net transfers due to (from) separate accounts due or accrued and a corresponding understatement of pre-tax income of $71 million in 2022, with the largest annual impact being in 2020 and prior. These errors resulted in an overstatement of unassigned surplus of $156 million at December 31, 2023 and $79 million at December 31, 2022. The Company believes that these errors are not material to the prior year financial statements taken as a whole. As such, the Company has reflected the adjustments necessary to correct these errors as direct charges to unassigned surplus in 2024 in accordance with SSAP 3.

In 2023, out-of-period errors were identified and corrected, the largest of which was related to an understatement of reserves for variable annuities due to model implementations in 2022. The total of these corrections decreased unassigned surplus by $11 million.

In 2022, an out-of-period error was identified and corrected, which decreased unassigned surplus by $19 million.

The Company’s management does not believe these corrections to be material to the Company’s results of operations, financial position, or cash flow for the Company’s previously issued audited financial statements.

Differences in Statutory Accounting and U.S. GAAP Accounting

The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.

The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.

Investments. Under SAP, investments in bonds and redeemable preferred stocks are generally reported at amortized cost. However, if bonds are designated category “6” and redeemable preferred stocks are designated categories “4 – 6” by the NAIC, these investments are reported at the lesser of amortized cost or fair value with a credit or charge to unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

cost, and the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.

Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (“CMO”) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For LBaSS, if it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than LBaSS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.

Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, an allowance for credit losses is based on the expectation of lifetime credit losses.

Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest or is deemed to have control are accounted for under the equity method. Where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings.

Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer’s occupancy of those properties.

Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing derivatives incorporate either counterparty’s credit risk for derivative assets or the insurer’s credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index life insurance features in indexed universal life contracts and certain guaranteed features of variable annuities are bifurcated and accounted for separately as embedded policy derivatives and market risk benefits, respectively. Under SAP, embedded derivatives and market risk benefits are not bifurcated or accounted for separately from the host contract.

Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any negative IMR balance is treated as non-admitted asset, unless certain criteria are met. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as component of total revenues, with related taxes included in taxes from operations.

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

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Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.

Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net investment income. Under U.S. GAAP, subsidiaries’ financial statements are combined with the parent company’s financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company’s investment in the subsidiaries.

Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance contracts are deferred as deferred policy acquisition costs (“DAC”). DAC is amortized on a constant level basis (i.e., approximating straight line amortization with adjustments for expected terminations) over the expected term of the related contracts using assumptions consistent with those used in estimating the related liability for future policy benefits, or any other related balances. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.

Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.

Non-admitted Assets. Certain assets designated as “non-admitted,” principally any agents’ balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any mortality or morbidity risk considerations (deposit-type contracts) are credited directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit expense. Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management’s estimates and judgment.

Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer’s best estimates of interest rates are used.

Under SAP, the CRVM is used for the majority of individual insurance reserves. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net premium ratio (“NPR”) method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP, policy assumptions are based upon best estimates.

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Under SAP, the CARVM is used for the majority of individual deferred annuity reserves, while under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable. Under SAP, reserves for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.

Under GAAP, indexed interest credits and guarantees in excess of contract account values are bifurcated from the host contract as embedded derivatives and market risk benefits, respectively, and reported at fair value. Under SAP, embedded derivatives and market risk benefits are not bifurcated and accounted for separately, but rather are included in the benefit reserve valuation for the host contract.

Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized generally on a basis consistent with DAC.

Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.

Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, the VACARVM or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.

Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.

Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non- admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.

Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include 1) each of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, when the reporting entity does not have the intent to set off. Under U.S. GAAP, these amounts under master netting arrangements may generally be offset and presented on a net basis pursuant to an accounting election, even when the reporting entity does not have the intent to set off.

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

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3. INVESTMENTS

Bonds and Equity Securities

The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

(in millions)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2024
Bonds:
U.S. government obligations	$567	$5	$(43)	$529
All other governments	912	6	(177)	741
States, territories and possessions	165	—	(19)	146
Political subdivisions of states, territories and possessions	98	—	(12)	86
Special revenue	2,193	—	(326)	1,867
Industrial and miscellaneous	27,918	200	(4,294)	23,824
Hybrid securities	105	1	(5)	101
Bank loans	674	6	(19)	661
Parent, subsidiaries and affiliates	—	—	—	—
Total bonds	32,632	218	(4,895)	27,955
Preferred stock	9	—	—	9
Common stock*	226	—	—	226
Total equity securities	235	—	—	235
Total	32,867	218	(4,895)	28,190
December 31, 2023
Bonds:
U.S. government obligations	$568	$10	$(37)	$541
All other government	967	3	(142)	828
States, territories and possessions	239	—	(19)	220
Political subdivisions of states, territories and possessions	103	1	(7)	97
Special revenue	2,709	2	(304)	2,407
Industrial and miscellaneous	30,128	210	(4,180)	26,158
Hybrid securities	101	1	(7)	95
Bank loans	950	2	(35)	917
Parent, subsidiaries and affiliates	23	—	(1)	22
Total bonds	35,788	229	(4,732)	31,285
Preferred stock	9	—	—	9
Common stock*	242	—	—	242
Total equity securities	251	—	—	251
Total	$36,039	$229	$(4,732)	$31,536

*	Common stock includes $170 million and $184 million of investments in affiliates at December 31, 2024 and 2023, respectively.

21

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Bonds and Equity Securities in Loss Positions

The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total

(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2024
Bonds:
U.S. government obligations	$19	$(1)	$169	$(42)	$188	$(43)
All other government	127	(3)	582	(174)	709	(177)
U.S. States, territories and possessions	6	—	140	(19)	146	(19)
Political subdivisions of states, territories and possessions	27	(2)	55	(9)	82	(11)
Special revenue	160	(8)	1,698	(318)	1,858	(326)
Industrial and miscellaneous	3,562	(352)	17,228	(3,946)	20,790	(4,298)
Hybrid securities	14	(1)	42	(4)	56	(5)
Bank loans	87	(4)	240	(23)	327	(27)
Total bonds	4,002	(371)	20,154	(4,535)	24,156	(4,906)
Preferred stock	8	—	—	—	8	—
Common stock	—	—	—	—	—	—
Total equity securities	8	—	—	—	8	—
Total	$4,010	$(371)	$20,154	$(4,535)	$24,164	$(4,906)
December 31, 2023 Bonds:
U.S. government obligations	$2	$—	$209	$(37)	$211	$(37)
All other government	44	(1)	730	(142)	774	(143)
U.S States, territories and possessions	10	—	208	(19)	218	(19)
Political subdivisions of states, territories and possessions	8	—	55	(6)	63	(6)
Special revenue	154	(9)	2,162	(295)	2,316	(304)
Industrial and miscellaneous	1,835	(213)	21,469	(3,968)	23,304	(4,181)
Hybrid securities	2	—	83	(7)	85	(7)
Bank loans	130	(5)	526	(34)	656	(39)
Total	$2,185	$(228)	$25,442	$(4,508)	$27,627	$(4,736)
Preferred stock	—	—	—	—	—	—
Common stock	—	—	—	—	—	—
Total equity securities	—	—	—	—	—	—
Total	$2,185	$(228)	$25,442	$(4,508)	$27,627	$(4,736)

As of December 31, 2024 and 2023, the number of bonds and equity securities in an unrealized loss position was 3,470 and 3,695, respectively. Bonds comprised 3,469 of the total of which 2,761 were in a continuous loss position greater than 12 months at December 31, 2024. Bonds comprised 3,695 of the total of which 3,145 were in a continuous loss position greater than 12 months at December 31, 2023.

The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2024 and 2023, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

22

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Contractual Maturities of Bonds

The following table presents the statement value and fair value of bonds by contractual maturity:

(in millions)	Statement Value	Fair Value
December 31, 2024
Due in one year or less	$831	$826
Due after one year through five years	4,828	4,684
Due after five years through ten years	4,031	3,609
Due after ten years	13,992	10,417
LBaSS	8,950	8,418
Total	$32,632	$27,954

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

Bonds in or near default as to payment of principal or interest had a statement value of $50 million and $28 million at December 31, 2024 and 2023, respectively, which is the fair value. At December 31, 2024 and 2023, the Company had no income excluded from due and accrued for bonds.

December 31, 2024 and 2023, the Company’s bond portfolio included bonds totaling $1.7 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 2 percent of the Company’s total assets and 4 percent of invested assets. These below investment grade securities, excluding structured securities, span across 12 industries. At December 31, 2023, the Company’s bond portfolio included bonds totaling $1.9 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 2 percent of the Company’s total assets and 4 percent of invested assets. These below investment grade securities, excluding structured securities, span across 12 industries.

December 31, 2024 and 2023 The following table presents the industries that constitute more than 10% of the below investment grade securities:

	December 31,
	2024	2023
Consumer cyclical	20.5%	17.1%

Consumer noncyclical	16.2	17.6

Energy	7.9	11.6

Other	18.7	19.2

23

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

LBaSS

The Company determines fair value of LBaSS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company’s ABS, RMBS, CMBS, and collateralized debt obligations (“CDO”) are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the LBaSS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management’s judgments.

The following table presents the statement value and fair value of LBaSS:

	December 31, 2024		December 31, 2023
(in millions)	Statement Value	Fair Value	Statement Value	Fair Value

Loan-backed and structured securities	$8,950	$8,418	$10,081	$9,268

Prepayment assumptions for single class, multi-class mortgage-backed and ABS were obtained from independent third- party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

At December 31, 2024 and 2023, the Company had exposure to a variety of LBaSS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.

At December 31, 2024 and 2023, the Company did not have any LBaSS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.

During 2024, 2023 and 2022, the Company recognized total OTTI of $13 million, $2 million and $18 million, respectively, on LBaSS that were still held by the Company. In addition, at December 31, 2024 and 2023, the Company held loan- backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest (credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

The following table summarizes the fair value and aggregate amount of unrealized losses on LBaSS and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2024

LBaSS	$889	$(63)	$5,318	$(648)	$6,207	$(711)

December 31, 2023

LBaSS	$1,358	$(142)	$6,041	$(848)	$7,399	$(990)

In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

The Company does not have any LBaSS for which it is not practicable to estimate fair values.

24

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the rollforward of non-interest related OTTI for LBaSS:

	December 31,
(in millions)	2024	2023
Balance, beginning of year	$362	$369
Increases due to:
Credit impairment on new securities subject to impairment losses	13	1
Additional credit impairment on previously impaired investments	—	1
Reduction due to:
Credit impaired securities fully disposed for which there was no prior intent or requirement to sell	25	9
Balance, end of year	$350	$362

See Note 4 for a list with each LBaSS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company’s structured notes holding at December 31, 2024.

Mortgage Loans

Mortgage loans had outstanding principal balances of $7.1 billion and $7.4 billion at December 31, 2024 and 2023, respectively. Contractual interest rates range from 0.00 percent to 35.00 percent. The mortgage loans at December 31, 2024 had maturity dates ranging from 2024 to 2061.

The Company’s mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

The following tables present the geographic and property-type distribution of the Company’s mortgage loan portfolio:

	December 31,
	2024	2023
Geographic distribution:
Mid-Atlantic	31.0%	29.7%
Foreign	14.0	16.1
Pacific	19.6	19.7
South Atlantic	13.0	12.8
West South Central	3.5	3.9
East North Central	5.6	6.6
New England	5.9	5.0
Mountain	4.9	3.8
East South Central	2.2	2.2
West North Central	0.3	0.2
Total	100.0%	100.0%
Property type distribution:
Multi-family	36.3%	36.3%
Office	23.1	24.1
Retail	12.4	12.2
Industrial	12.4	12.0
Hotel/Motel	7.5	7.3
Other	8.3	8.1
Total	100.0%	100.0%

At December 31, 2024, there were 128 mortgage loans with outstanding balances of $20 million or more, which loans collectively, aggregated approximately 74.5 percent of this portfolio.

25

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the minimum and maximum lending rates for new mortgage loans during 2024 and 2023:

	Years Ended December 31,
	2024		2023
(in millions)	Maximum	Minimum	Maximum	Minimum
Office	9.75%	5.02%	12.00%	3.00%
Multi-family	8.80	7.24	8.47	7.08
Retail	7.05	7.05	8.84	8.84
Industrial	7.48	4.52	4.08	4.08
Hotel/Motel	—	—	—	—
Other	9.45	7.02	9.46	6.54

The Company reduced interest rates on one loan during 2024. The Company did not reduce any interest rates during 2023.

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was 82 percent and 75 percent, in 2024 and 2023, respectively.

At December 31, 2024, and 2023, the Company held $354 million and $190 million, respectively, in impaired mortgages with $123 million and $41 million, respectively, of related allowances for credit losses. There were no impaired mortgage loans without a related allowance at both periods ended December 31, 2024 and 2023. The Company’s average recorded investment in impaired loans was $240 million and $194 million, at December 31, 2024 and 2023, respectively. The Company recognized interest income of $5 million, $0 million and $8 million, in 2024, 2023 and 2022, respectively.

The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

	December 31,
(in millions)	2024	2023	2022
Balance, beginning of year	$91	$75	$60

Additions (reductions) charged to unrealized capital loss	54	30	19

Direct write-downs charged against allowance	—	(14)	(4)
Balance, end of year	$145	$91	$75

During 2024, the Company did not derecognize any mortgage loans and did not recognize any real estate collateral as a result of foreclosure.

The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company’s strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.

The following table presents the age analysis of mortgage loans:

	December 31,
(in millions)	2024	2023
Current	$6,854	$7,319

30 - 59 days past due	53	4

60 - 89 days past due	16	1

90 - 179 days past due	39	1

Greater than 180 days past due	—	—
Total	$6,962	$7,325

At December 31, 2024 and 2023, the Company had mortgage loans outstanding under participant or co-lender agreements of $5.4 billion and $5.7 billion, respectively.

The Company had $92 million and $98 million in restructured loans at December 31, 2024 and 2023, respectively.

26

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of December 31, 2024:

(in millions)	Residential		Commercial		Agricultural

Loan-to-Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. above 95%	$6	— %	$292	0.70	$—	—%

b. 91% to 95%	5	—	6	0.00	—	—

c. 81% to 90%	17	—	430	1.00	—	—

d. 71% to 80%	68	0.20	915	2.10	—	—

e. below 70%	432	1.00	4,938	11.20	—	—

Troubled Debt Restructuring

The Company held no restructured debt for which impairment was recognized for both December 31, 2024 and 2023. In 2024, the Company had $1 million in outstanding commitments to debtors that hold loans with restructured terms. In 2023, the Company had $2 million in outstanding commitments to debtors that hold loans with restructured terms.

Real Estate

The following table presents the components of the Company’s investment in real estate:

	December 31,
(in millions)	2024	2023
Properties occupied by the Company	$—	$—
Properties held for production of income	—	—
Properties held for sale	—	3
Total	$—	$3

The Company recognized no gains or losses in 2024, 2023 or 2022. The Company did not recognize any impairment write-downs for its investments in real estate in 2024 or 2022. The Company recognized $2 million in impairment write- downs for its investments in real estate in 2023.

Other Invested Assets

The following table presents the components of the Company’s other invested assets:

	December 31,
(in millions)	2024	2023
Investments in limited liability companies	$694	$836
Investments in limited partnerships	763	703
Other unaffiliated investments	413	403
Receivable for securities	21	24
Non-admitted assets	(7)	(22)
Total	$1,884	$1,944

The Company utilizes the look-through approach in valuing its investments in affiliated limited partnerships that have the characteristics of real estate investments. These affiliated real estate investments had an aggregate value of $359 million and $420 million at December 31, 2024 and 2023, respectively. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in each of the respective holding company entities, if applicable.

The Company recorded impairment write-downs in joint ventures was $3 million, $8 million and $4 million during 2024, 2023 and 2022, respectively.

27

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Net Investment Income

The following table presents the components of net investment income:

	Years ended December 31,
(in millions)	2024	2023	2022
Bonds	$1,463	$1,692	$1,589
Preferred stocks	1	—	3
Common stocks	1	3	—
Cash and short-term investments	15	8	13
Mortgage loans	330	334	307
Real estate*	1	2	2
Contract loans	20	21	22
Derivatives	74	(18)	156
Investment income from affiliates	149	75	133
Other invested assets	40	54	47
Gross investment income	2,094	2,171	2,272
Investment expenses	(122)	(149)	(110)
Net investment income	$1,972	$2,022	$2,162

* Includes amounts for the occupancy of Company-owned property of $2 million, $2 million and $2 million in 2024, 2023 and 2022, respectively.

Net Realized and Unrealized Capital Gains (Losses)

The following table presents the components of Net realized capital gains (losses):

	Years ended December 31,
(in millions)	2024	2023	2022
Bonds	$(220)	$(83)	$(154)
Preferred stocks	—	(4)	—
Common stocks	—	3	—
Cash and short-term investments	(8)	(4)	(1)
Mortgage loans	(34)	(13)	(25)
Real estate	(2)	(2)	—
Derivatives	70	(51)	(58)
Other invested assets	(23)	44	10
Realized capital gains (losses)	(217)	(110)	(228)
Federal income tax (expense) benefit	46	23	48
Net losses transferred to IMR	121	37	82
Net realized capital gains (losses)	$(50)	$(50)	$(98)

During 2024, 2023, and 2022 the Company recognized $63 million, $14 million, and $43 million, respectively, of impairment write-downs in the fixed maturity portfolio in accordance with the impairment policy described in Note 2.

The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

	Years ended December 31,
(in millions)	2024	2023	2022
Proceeds	$1,041	$719	$1,813
Gross realized capital gains	$11	$11	$39
Gross realized capital losses	(161)	(52)	(143)
Net realized capital gains (losses)	$(150)	$(41)	$(104)

28

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

	Years ended December 31,
(in millions)	2024	2023	2022
Bonds	$(74)	$64	$(111)
Preferred and common stocks	(2)	34	(13)
Mortgage loans	(63)	33	(103)
Derivatives	97	(36)	57
Other invested assets	(67)	4	44
Federal income tax expense	7	2	24
Net change in unrealized gains (losses) of investments	$(102)	$101	$(102)

5GI Securities Measured at Aggregate Book Adjusted Carrying Value and Fair Value

The following table presents 5GI Securities measured at aggregate book adjusted carrying value (BACV) and aggregate fair value at December 31:

Investment	Number of 5GI Securities		Aggregate BACV (in millions)		Aggregate Fair Value (in millions)
	2024	2023	2024	2023	2024	2023
Bonds - AC	2	$4	8	$12	8	$12
LB&SS - AC	—	—	—	—	—	—
Preferred Stock - AC	—	—	—	—	—	—
Preferred Stock - FV	—	—	—		—	—
Total	$2	$4	8	$12	8	$12

AC - Amortized Cost

FV - Fair Value

Net Negative (Disallowed) Interest Maintenance Reserve (IMR)

(1) Net negative (disallowed) IMR

		Insulated Separate	Non-Insulated Separate
Total	General Account	Account	Account
$(77,401,376)	$(76,883,222)	$(66,602)	$(451,552)

(2) Negative (disallowed) IMR admitted

		Insulated Separate	Non-Insulated Separate
Total	General Account	Account	Account
$(77,401,376)	$(76,883,222)	$(66,602)	$(451,552)

(3) Calculated adjusted capital and surplus

General account capital and surplus	$	1,991,457,839

Less:

Net positive goodwill (admitted)		—

EDP equipment and operating system software (admitted)		—

Net deferred tax assets (admitted)		200,083,103

Net negative (disallowed) IMR (admitted)		76,623,603

Adjusted capital and surplus	$	1,714,751,133

29

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(4)

The percentage of adjusted capital and surplus for which the admitted net negative (disallowed) IMR represents (including what is admitted in the general account and what is recognized as an asset in the separate account) is 4.5%.

The Company attests that:

a.	Fixed income investments generating IMR losses comply with the reporting entity’s documented investment or liability management policies.

b.	IMR losses for fixed income related derivatives are not applicable.

c.	There was no deviation to item a. above.

d.	Asset sales that were generating admitted negative IMR were not compelled by liquidity pressures.

4. LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS AND STRUCTURED NOTES HOLDINGS

LBaSS

The following table presents the LBaSS held by the Company at December 31, 2024 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

(in thousands)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
61772WAS6	$14,137	$701	$13,436	$701	$701	6/30/2024
Quarterly Total	14,137	701	13,436	701	701
		Year-end Total	$13,436

None of the structured notes held by the Company are defined as a Mortgage-Referenced Security by the IAO.

5. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending

In conjunction with its securities lending program, the Company had securities with a carrying value of $84 million and a fair value of $72 million loaned to unaffiliated third parties as of December 31, 2024. At December 31, 2023, the Company had no bonds loaned pursuant to the securities lending program.

The following table presents the aggregate fair value of cash collateral received related to the securities lending program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2024	2023
30 days or less	$72	$—
31 to 60 days	—	—
61 to 90 days	—	—

Greater than 90 days	—	—
Subtotal	72	—
Securities collateral received	—	—
Total collateral received	$72	$—

30

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the securities lending program by maturity date:

	December 31, 2024		December 31, 2023
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open positions	$—	$—	$—	$—
Subtotal	—	—	—	—
Securities collateral received	—	—	—	—
Total collateral reinvested	$—	$—	$—	$—

Repurchase Agreements

At December 31, 2024 and 2023, bonds with a fair value of approximately $452 million and $875 million, respectively, were subject to repurchase agreements to secure amounts borrowed by the Company.

The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2024	2023
Open positions	$—	$—
30 days or less	443	852
31 to 60 days	—	—
61 to 90 days	—	—
Greater than 90 days	—	—
Subtotal	443	852
Securities collateral received	—	—
Total collateral received	$443	$852

The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2024:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. Open - No Maturity	$5	$5	$5	$5
2. Overnight	204	96	103	153
3. 2 Days to 1 Week	654	397	303	438
4. > 1 Week to 1 Month	767	517	403	153
5. > 1 Month to 3 Months	—	—	—	—
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—

b. Ending Balance
1. Open - No Maturity	$5	$5	$5	$5
2. Overnight	119	—	—	—
3. 2 Days to 1 Week	181	397	303	438
4. > 1 Week to 1 Month	586	194	225	—
5. > 1 Month to 3 Months	—	—	—	—
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—

31

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the Company’s liability to return collateral for the year ended December 31, 2024:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. Cash (Collateral - All)	$1,631	$1,016	$815	$749
2. Securities Collateral (FV)	—	—	—	—
b. Ending Balance
1. Cash (Collateral - All)	$892	$597	$533	$444
2. Securities Collateral (FV)	—	—	—	—

The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

	December 31, 2024		December 31, 2023

(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open positions	$531	$452	$986	$875
Greater than three years	—	—	—	—
Subtotal	531	452	986	875
Securities collateral received	—	—	—	—
Total collateral reinvested	$531	$452	$986	$875

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2024:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. BACV	—	$—	$—	$—
2. Nonadmitted - Subset of BACV	—	—	—	—
3. Fair Value	—	—	—	—

b. Ending Balance
1. BACV	$1,035	$684	$585	$531
2. Nonadmitted - Subset of BACV	—	—	—	—
3. Fair Value	899	604	534	452

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2024:

(in millions)	1 None	2 NAIC 1	3 NAIC 2	4 NAIC 3
Ending Balance
a. Bonds - BACV	$—	$234	$297	$—
b. Bonds - FV	—	204	248	—
c. LB & SS - BACV	—	—	—	—
d. LB & SS - FV	—	—	—	—
e. Preferred Stock - BACV	—	—	—	—
f. Preferred Stock - FV	—	—	—	—
g. Common Stock	—	—	—	—
h. Mortgage Loans - BACV	—	—	—	—
i. Mortgage Loans - FV	—	—	—	—
j. Real Estate - BACV	—	—	—	—
k. Real Estate - FV	—	—	—	—
l. Derivatives - BACV	—	—	—	—
m. Derivatives - FV	—	—	—	—
n. Other Invested Assets - BACV	—	—	—	—
o. Other Invested Assets - FV	—	—	—	—
p. Total Assets - BACV	—	234	297	—
q. Total Assets - FV	—	204	248	—

(in millions)	5 NAIC 4	6 NAIC 5	7 NAIC 6	8 Non-Admitted
Ending Balance
a. Bonds - BACV	$—	$—	$—	$—
b. Bonds - FV	—	—	—	—
c. LB & SS - BACV	—	—	—	—
d. LB & SS - FV	—	—	—	—
e. Preferred Stock - BACV	—	—	—	—
f. Preferred Stock - FV	—	—	—	—
g. Common Stock	—	—	—	—
h. Mortgage Loans - BACV	—	—	—	—
i. Mortgage Loans - FV	—	—	—	—
j. Real Estate - BACV	—	—	—	—
k. Real Estate - FV	—	—	—	—
l. Derivatives - BACV	—	—	—	—
m. Derivatives - FV	—	—	—	—
n. Other Invested Assets - BACV	—	—	—	—
o. Other Invested Assets - FV	—	—	—	—
p. Total Assets - BACV	—	—	—	—
q. Total Assets - FV	—	—	—	—

33

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

6. RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets and are not part of the Separate Accounts.

The following table presents the carrying value of the Company’s restricted assets:

	December 31,
(in millions)	2024	2023
On deposit with states	$3	$3

Collateral held on securities lending	72	—

FHLB stock and collateral pledged	1,445	1,476

Subject to repurchase agreements	531	849

Collateral for derivatives	4	117
Total	$2,055	$2,445

7. SUBPRIME MORTGAGE RISK EXPOSURE

The following features are commonly recognized characteristics of subprime mortgage loans:

•	An interest rate above prime to borrowers who do not qualify for prime rate loans;

•	Borrowers with low credit ratings (FICO scores);

•	Interest-only or negative amortizing loans;

•	Unconventionally high initial loan-to-value ratios;

•	Low initial payments based on a fixed introductory rate that expires after a short initial period, then adjusts to a variable index rate plus a margin for the remaining term of the loan;

•	Borrowers with less than conventional documentation of their income and/or net assets;

•	Very high or no limits on how much the payment amount or the interest rate may increase at reset periods, potentially causing a substantial increase in the monthly payment amount; and/or

•	Substantial prepayment penalties and/or prepayment penalties that extend beyond the initial interest rate adjustment period.

Non-agency RMBS can belong to one of several different categories depending on the characteristics of the borrower, the property and the loan used to finance the property. Categorization is a function of FICO score, the type of loan, loan- to-value ratio, and property type and loan documentation.

Generally, subprime loans are made to borrowers with low FICO scores, low levels of equity and reduced income/asset documentation. Due to these characteristics, subprime borrowers pay a substantially higher interest rate than prime borrowers. In addition, they often utilize mortgage products that reduce their monthly payments in the near-term. These include adjustable-rate mortgages with low initial rates or interest-only loans. Borrowers in products like this often experience significant “payment shock” when the teaser payment resets upwards after the initial fixed period.

The primary classification mechanism the Company uses for subprime loans is FICO score. Specifically, a pool with an average FICO at origination less than 650 is considered to be subprime. However, the Company may subjectively adjust this classification based on an assessment of the other parameters mentioned above.

To monitor subprime securities, the Company uses a model with vintage-specific assumptions for delinquency roll rates, loss severities and the timing of losses. As and when needed, these vintage-based assumptions are supplemented with deal-specific information including, but not limited to, geographic distribution, realized loss severities, trigger status and scenario analysis.

34

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company has no direct exposure through investments in subprime mortgage loans. The Company’s exposure is through other investments, primarily in RMBS, as described above.

The following table presents information regarding the Company’s investments with subprime exposures:

(in millions)	Actual Cost	Book Adjusted Statement Value	Fair Value	OTTI Recognized to Date
December 31, 2024
In general account:
RMBS	$232	$236	$276	$(1)
CDOs	—	—	—	—
CMBS	—	—	—	—
Total subprime exposure	$232	$236	$276	$(1)

The Company has no underwriting exposure to subprime mortgage risk through mortgage guaranty or financial guaranty insurance coverage.

8. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

All derivative instruments are recognized in the financial statements. Derivatives that do not qualify for hedge accounting are accounted for at fair value and the changes in the fair value recorded in surplus as unrealized gains and losses, net of deferred taxes. Derivatives which qualify for hedge accounting are accounted at carrying value. The change in the carrying value or cash flow of the derivative is recorded consistently with how the changes in the carrying value or cash flow of the hedged asset. The value of the Company’s exchange traded futures contracts relates to the one day lag in the net cash settlement of these contracts.

The Company designated, under SSAP 86, Derivatives, certain foreign exchange derivatives as effective hedges of certain invested assets. During 2024, the Company also designated certain interest rate swaps as effective hedges of certain invested assets. Effective the period ending December 31, 2023, the Company elected fair value hedge accounting for the hedge of a portfolio of similar assets using the “portfolio layer method.” The portfolio layer method represents a new method of achieving hedge accounting that had recently been adopted for statutory reporting purposes pursuant to guidance in SSAP 86.

The Company is hedging the risk of changes in the fair value of a designated specified percentage of a closed portfolio of purchased fixed-rate investment assets that is attributable to changes in a benchmark interest rate. The Company is hedging the portfolio on a partial term basis. A proportionate amount of interest rate swaps has been designated as the hedging instruments.

For the purposes of supporting the five-year hedge relationship, portfolio assets with a term greater than five years are assumed to be five-year assets using the partial-term hedging guidance. By electing to hedge the benchmark interest rate component of the contractual cash flows, the hedged assets will have an assumed coupon based on a five-year benchmark interest rate (i.e., SOFR). As a result, the hedged components of the different tenor assets are considered similar when performing the similar asset analysis.

A haircut of approximately 20.62% was applied to the portfolio to maintain a hedged item that is projected to always exceed the notional value of the interest rate swaps. The haircut consisted of the following components:

•	Scheduled principal paydowns (approximately 6.62%)

•	Anticipated annual defaults (approximately 1%)

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

•	Anticipated annual sales (approximately 13%)

Pursuant to fair value hedge accounting, the swaps hedging the portfolio of fixed-interest investments have been reported on the same basis (i.e., amortized cost) as the hedged target. The amortized cost basis of the interest rate swaps was zero at December 31, 2024.

In August 2024, the swaps and hedging relationship were terminated. Accrued interest of $15 million was recognized in current year income, and a loss of $62 million was applied as an adjustment to the book value of the hedged items and will be amortized into net investment income over the life of the bonds.

The Company recognized a net unrealized capital loss of $96 million in 2024, unrealized capital loss of $38 million in 2023 and unrealized capital loss of $57 million in 2022, related to derivatives that did not qualify for hedge accounting.

Net cash collateral received for derivative transactions increased in the year 2024, as a result of increases in fair values of derivatives covered by an International Swaps and Derivative Association Master Agreement (“ISDA Master Agreement”) and Credit Support Annex provisions. At December 31, 2024, the Company held $366 million of collateral for derivatives, which is invested in cash, cash equivalents and/or short-term investments. Refer to Note 3 for disclosures related to net realized capital gains (losses).

Swaps, Options, and Futures

Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.

Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.

Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.

Interest Rate Risk

Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds. The Company’s interest rate hedging derivative instruments include (1) interest rate swaps and swaptions; (2) listed futures on government securities; and (3) listed futures options on government securities; and (4) unlisted swaps and swaptions in U.S. Dollar Secured Overnight Financing Rate.

Currency Risk

Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

Equity Risk

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.

36

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (“OTC”) derivatives, the Company’s net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.

For OTC contracts, the Company generally uses an International Swaps and Derivative Association Master Agreement (“ISDA Master Agreement”) and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions and such ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency, in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or circumstances. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company’s admitted assets, liabilities or capital and surplus.

The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.

The following table presents the notional amounts, statement values and fair values of the Company’s derivative instruments:

	December 31, 2024			December 31, 2023

(in millions)	Contract or Notional Amount	Statement Value	Fair Value	Contract or Notional Amount	Statement Value	Fair Value
Assets:
Interest rate contracts	$3	$—	$—	$6	$—	$—
Foreign exchange contracts	2,689	242	240	1,675	172	171
Equity contracts	3,839	208	208	5,961	249	249
Other contracts	—	—	—	300	10	8
Derivative assets, gross	6,531	450	448	7,942	431	428
Counter party netting*	—	(74)	(74)	—	(144)	(144)
Derivative assets, net	$6,531	$376	$374	$7,942	$287	$284
Liabilities:
Interest rate contracts	$515	$2	$14	$2,426	$13	$75
Foreign exchange contracts	45	1	1	1,545	41	41
Equity contracts	985	71	71	837	83	83
Other contracts	—	—	—	—	—	—
Derivative liabilities, gross	1,545	74	86	4,808	137	199
Counter party netting*	—	(74)	(74)	—	(144)	(144)
Derivative liabilities, net	$1,545	$—	$12	$4,808	$(7)	$55

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

37

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company has a right of offset of its derivatives asset and liability positions with various counterparties. The following table presents the effect of the right of offsets:

	December 31, 2024		December 31, 2023
(in millions)	Assets	Liabilities	Assets	Liabilities
Gross amount recognized	$449	$74	$431	$137
Amount offset	(73)	(74)	(144)	(144)
Net amount presented in the Statement of Admitted
Assets, Liabilities, and Capital and Surplus	$376	$—	$287	$(7)

9. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company’s derivative financial instruments with concentrations of credit risk:

	December 31, 2024		December 31, 2023
(in millions)	Contract or Notional Amount	Final Maturity Date	Contract or Notional Amount	Final Maturity Date
Derivative assets:
Interest rate contracts	$3	2025	$6	2024
Foreign exchange contracts	2,689	2051	1,675	2050
Equity contracts	3,839	2026	5,961	2025
Credit contracts	—	—	300	2028
Derivative liabilities:
Interest rate contracts	515	2027	2,426	2028
Foreign exchange contracts	45	2051	1,545	2051
Equity contracts	985	2025	837	2025

The credit exposure to the Company’s derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.

The credit exposure to the Company’s derivative contracts aggregated $40 million and $369 million at December 31, 2024 and 2023, respectively.

10. FAIR VALUE INSTRUMENTS

Fair Value Measurements

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions

38

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair Value Hierarchy

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:

•

Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

•

Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•

Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.

Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.

Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.

Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.

Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.

Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.

Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.

Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.

Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.

Valuation Methodologies of Financial Instruments Measured at Fair Value

Bonds

Bonds with NAIC 6 or 6* designations and redeemable preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. Perpetual preferred stocks are carried at fair value, not to exceed any currently effective call rate. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.

The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer’s industry, the security’s rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management’s best estimate is used.

Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

Common Stocks (Unaffiliated)

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange- traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent

40

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used.

Separate Account Assets

Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value

The following table presents information about assets and liabilities measured at fair value:

(in millions)	Level 1	Level 2	Level 3	Counterparty Netting*	Total
December 31, 2024

Assets at fair value:

Bonds

Industrial and miscellaneous	$—	$35	$8	$—	$43
Total bonds	—	35	8	—	43
Preferred stock

Industrial and miscellaneous	—	—	—	—	—
Total preferred stock	—	—	—	—	—
Common stock

Industrial and miscellaneous	—	—	—	—	—
Total common stock	—	—	—	—	—
Derivative assets:

Interest rate contracts	—	—	—	—	—

Foreign exchange contracts	—	241	—	—	241

Equity contracts	—	127	81	—	208

Counterparty netting	—	—	—	(74)	(74)
Total derivative assets	—	368	81	(74)	375
Separate account assets	39,576	98	—	—	39,674
Total assets at fair value	$39,576	$501	$89	$(74)	$40,092
Liabilities at fair value:

Derivative liabilities:

Interest rate contracts	$—	$1	$—	$—	$1

Foreign exchange contracts	—	1	—	—	1

Equity contracts	—	71	—	—	71

Credit contracts	—	—	—	—	—

Other contracts	—	—	—	—	—

Counterparty netting	—	—	—	(74)	(74)
Total derivative liabilities	—	73	—	(74)	(1)
Total liabilities at fair value	$—	$73	$—	$(74)	$(1)
December 31, 2023

Assets at fair value:

Bonds

Industrial and miscellaneous	$—	$25	$—	$—	$25
Total bonds	—	25	—	—	25
Preferred stock

Industrial and miscellaneous	—	—	—	—	—
Total preferred stock	—	—	—	—	—
Common stock

Industrial and miscellaneous	—	—	—	—	—
Total common stock	—	—	—	—	—
Derivative assets:

Interest rate contracts	—	—	—	—	—

Foreign exchange contracts	—	172	—	—	172

Equity contracts	—	131	118	—	249

Counterparty netting	—	—	—	(144)	(144)
Total derivative assets	—	303	118	(144)	277
Separate account assets	38,087	103	—	—	38,190
Total assets at fair value	$38,087	$431	$118	$(144)	$38,492
Liabilities at fair value:

Derivative liabilities:

Interest rate contracts	$—	$12	$—	$—	$12

Foreign exchange contracts	$—	$40	$—	$—	$40

Equity contracts	—	83	—	—	83

Counterparty netting	—	—	—	(144)	(144)
Total derivative liabilities	—	135	—	(144)	(9)
Total liabilities at fair value	$—	$135	$—	$(144)	$(9)

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Fair Value Measurements

The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

(in millions)	Bonds	Preferred Stocks	Common Stocks	Derivative Assets	Total Assets
Balance, January 1, 2023	$2	$3	$—	$43	$48
Total realized/unrealized capital gains or losses:
Included in net (loss) income	(2)	(3)	—	(54)	(59)
Included in surplus	—	—	—	44	44
Purchases, issuances and settlements	—	—	—	85	85
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance, December 31, 2023	$—	$—	$—	$118	$118
Total realized/unrealized capital gains or losses:
Included in net (loss) income	(1)	—	—	67	66
Included in surplus	(2)	—	—	(32)	(34)
Purchases, issuances and settlements	(1)	—	—	(71)	(72)
Transfers into Level 3	15	—	—	—	15
Transfers out of Level 3	(2)	—	—	—	(2)
Balance, December 31, 2024	$9	$—	$—	$82	$91

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company’s policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

In both 2024 and 2023, there were no transfers between Level 1 and Level 2 securities.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2024 and 2023 may include changes in fair value that were attributable to both observable and unobservable inputs.

Quantitative Information About Level 3 Fair Value Measurements

The Company had no quantitative information about level 3 fair value measurements to report at December 31, 2024.

Gross Basis Fair Value Measurements

The following table presents the Company’s derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

(in millions)	Level 1	Level 2	Level 3	Total
December 31, 2024
Derivative assets at fair value	$—	$368	$81	$449
Derivative liabilities at fair value	—	(73)	—	(73)

December 31, 2023
Derivative assets at fair value	$—	$303	$118	$421
Derivative liabilities at fair value	—	(136)	—	(136)

43

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair Value Information about Financial Instruments Not Measured at Fair Value

The following table presents the aggregate fair values of the Company’s financial instruments not measured at fair value compared to their statement values:

(in millions)	Aggregate Fair Value	Admitted Assets or Liabilities	Level 1	Level 2	Level 3
December 31, 2024
Assets:
Bonds	$27,909	$32,589	$—	$24,144	$3,765
Preferred stocks	9	9	—	9	—
Common stocks	56	56	—	56	—
Cash, cash equivalents and short-term investments	864	864	863	1	—
Mortgage loans	6,351	6,962	—	—	6,351
Contract loans	398	398	—	—	398
Derivatives	(13)	—	—	(13)	—
Receivables for securities	21	21	—	21	—
Securities lending reinvested collateral assets	—	—	—	—	—
Separate account assets	1,109	1,109	—	1,109	—
Liabilities:
Policy reserves and contractual liabilities	43,310	40,325	—	—	43,310
Payable for securities	—	—	—	—	—
Payable for securities lending	74	74	—	74	—
December 31, 2023
Assets:
Bonds	$31,260	$35,763	$—	$27,506	$3,754
Preferred stocks	9	9	—	9	—
Common stocks	58	58	—	58	—
Cash, cash equivalents and short-term investments	39	39	(185)	224	—
Mortgage loans	6,679	7,325	—	—	6,679
Contract loans	409	409	—	—	409
Derivatives	(1)	—	—	(1)	—
Receivables for securities	24	24	—	24	—
Securities lending reinvested collateral assets	—	—	—	—	—
Separate account assets	689	689	—	689	—
Liabilities:
Policy reserves and contractual liabilities	44,951	42,010	—	—	44,951
Payable for securities	1	1	—	1	—
Payable for securities lending	—	—	—	—	—
Derivatives	(55)	9	—	(55)	—

44

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

11. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

The following table presents the Company’s reserves by major category:

	Years ended December 31,
(in millions)	2024	2023
Life insurance	$—	$—
Annuities (excluding supplementary contracts with life contingencies)	34,220	35,583
Supplementary contracts with life contingencies	252	270
Accidental death benefits	—	—
Disability - active lives	—	—
Disability - disabled lives	—	—
Excess of VM-21 reserves over basic reserves	82	61
Deficiency reserves	—	—
Other miscellaneous reserve	109	117
Gross life and annuity reserves	34,663	36,031
Reinsurance ceded	—	—
Net life and annuity reserves	34,663	36,031
Accident and health reserves
Unearned premium reserves	—	—
Present value of amounts not yet due on claims	—	—
Additional contract reserves	—	—
Gross accident and health reserves	—	—
Reinsurance ceded	—	—
Net accident and health reserves	—	—
Aggregate policy reserves	$34,663	$36,031

The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:

A. Individual Annuities:

	December 31, 2024

(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :

a. With market value adjusted	$8,056	$1,124	$—	$9,180	20.64%

b. At book value less current surrender charge of 5% or more	1,335	—	—	1,335	3.00%

c. At fair value	—	—	19,557	19,557	43.98%
d. Total with market adjustment or at fair value	9,391	1,124	19,557	30,072	67.62%

e. At book value without adjustment (minimal or no charge or adjustment)	13,719	—	—	13,719	30.85%

(2) Not subject to discretionary withdrawal	652	—	26	678	1.53%
(3) Total (gross: direct + assumed)	$23,762	$1,124	$19,583	$44,469	100.00%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net)* (3) - (4)	$23,762	$1,124	$19,583	$44,469
(6) Amount included in A(1)b above that will move to A(1)e in the year after statement date:	$361	$37	$—	$398

* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

45

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

	December 31, 2023

(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :

a. With market value adjusted	$6,053	$939	$—	$6,992	15.75%

b. At book value less current surrender charge of 5% or more	1,929	—	—	1,929	4.34%

c. At fair value	—	—	19,209	19,209	43.27%
d. Total with market adjustment or at fair value	7,982	939	19,209	28,130	63.36%

e. At book value without adjustment (minimal or no charge or adjustment)	15,558	—	—	15,558	35.04%

(2) Not subject to discretionary withdrawal	683	—	25	708	1.60%
(3) Total (gross: direct + assumed)	$24,223	$939	$19,234	$44,396	100.00%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net)* (3) - (4)	$24,223	$939	$19,234	$44,396
(6) Amount included in A(1)b above that will move to A(1)e in the year after statement date:	$443	$37	$—	$480

* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

B. Group Annuities:

	December 31, 2024

(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :

a. With market value adjusted	$883	$—	$2,149	$3,032	9.83%

b. At book value less current surrender charge of 5% or more	3,097	—	—	3,097	10.04%

c. At fair value	—	98	17,773	17,871	57.95%
d. Total with market adjustment or at fair value	3,980	98	19,922	24,000	77.82%

e. At book value without adjustment (minimal or no charge or adjustment)	6,735	—	—	6,735	21.84%

(2) Not subject to discretionary withdrawal	104	—	—	104	0.34%
(3) Total (gross: direct + assumed)	$10,819	$98	$19,922	$30,839	100.00%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net)* (3) - (4)	$10,819	$98	$19,922	$30,839
(6) Amount included in B(1)b above that will move to B(1)e in the year after statement date:	$471	$—	$—	$471

* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

	December 31, 2023

(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :

a. With market value adjusted	$931	$—	$2,051	$2,982	9.77%

b. At book value less current surrender charge of 5% or more	3,395	—	—	3,395	11.12%

c. At fair value	—	102	16,629	16,731	54.80%
d. Total with market adjustment or at fair value	4,326	102	18,680	23,108	75.69%

e. At book value without adjustment (minimal or no charge or adjustment)	7,310	—	—	7,310	23.94%

(2) Not subject to discretionary withdrawal	111	—	—	111	0.37%
(3) Total (gross: direct + assumed)	$11,747	$102	$18,680	$30,529	100.00%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net)* (3) - (4)	$11,747	$102	$18,680	$30,529
(6) Amount included in B(1)b above that will move to B(1)e in the year after statement date:	$516	$—	$—	$516

* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

46

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

C. Deposit-Type Contracts (no life contingencies):

	December 31, 2024

(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :

a. With market value adjusted	$3,665	$—	$—	$3,665	64.13%

b. At book value less current surrender charge of 5% or more	—	—	—	—	—%

c. At fair value	—	—	—	—	—%
d. Total with market adjustment or at fair value	3,665	—	—	3,665	64.13%

e. At book value without adjustment (minimal or no charge or adjustment)	1,100	—	—	1,100	19.25%

(2) Not subject to discretionary withdrawal	950	—	—	950	16.62%
(3) Total (gross: direct + assumed)	$5,715	$—	$—	$5,715	100.00%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net)* (3) - (4)	$5,715	$—	$—	$5,715
(6) Amount included in C(1)b above that will move to C(1)e in the year after statement date:	$—	$—	$—	$—

* Represents annuity reserves reported in separate accounts liabilities.

	December 31, 2023

(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :

a. With market value adjusted	$4,022	$—	$—	$4,022	64.94%

b. At book value less current surrender charge of 5% or more	6	—	—	6	0.10%

c. At fair value	—	—	—	—	—%
d. Total with market adjustment or at fair value	4,028	—	—	4,028	65.04%

e. At book value without adjustment (minimal or no charge or adjustment)	1,209	—	—	1,209	19.52%

(2) Not subject to discretionary withdrawal	956	—	—	956	15.44%
(3) Total (gross: direct + assumed)	$6,193	$—	$—	$6,193	100.00%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net)* (3) - (4)	$6,193	$—	$—	$6,193
(6) Amount included in C(1)b above that will move to C(1)e in the year after statement date:	$1	$—	$—	$1

* Represents annuity reserves reported in separate accounts liabilities.

12. SEPARATE ACCOUNTS

Separate Accounts

The separate accounts held by the Company consist primarily of variable annuities. These contracts generally are non-guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate accounts. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative.

Certain other separate accounts relate to MVA fixed annuity contracts in which the assets are carried at amortized cost. These policies are required to be held in the Company’s separate account by certain states, including Texas.

The Company does not engage in securities lending transactions within the separate accounts.

In accordance with the products/transactions recorded within the separate accounts, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

47

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents separate account assets by product or transaction:

	December 31, 2024		December 31, 2023
(in millions)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)
Variable annuity products	$39,797	$—	$38,408	$—
Annuities with MVA features	—	888	—	463
DeKalb separate account	98	—	103	—
Total	$39,895	$888	$38,511	$463

Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.

If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2024 and 2023 is $485 million and $596 million, respectively.

The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

(in millions)	Risk Charge paid by the Separate Account	Guarantees Paid by the General Account
2024	$10	$1

2023	14	2

2022	16	2

2021	16	2

2020	16	2

Certain separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one quarter only, where the guaranteed interest rate is re-established each quarter based on the investment experience of the separate account. In no event can the interest rate be less than 3 percent. There are guarantees of principal and interest for purposes of plan participant transactions (e.g., participant-directed withdrawals and fund transfers done at market value). The assets and liabilities of these separate accounts are carried at the quoted market value of the underlying assets. This business has been included in Column 1 of the table below.

There was no separate account business seed money at December 31, 2024 and 2023.

48

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the separate accounts:

(in millions)	Indexed	Non-indexed guarantee less than or equal to 4%	Non-indexed guarantee more than 4%	Non- guaranteed separate accounts	Total
December 31, 2024
Premiums, considerations or deposits	$—	$246	$—	$1,440	$1,686
Reserves for accounts with assets at:
Market value	$—	$311	$—	$39,504	$39,815
Amortized costs	—	661	—	—	661
Total reserves	$—	$972	$—	$39,504	$40,476
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$—	$662	$—	$15,257	$15,919
At market value	—	—	—	—	—
At book value	—	—	—	—	—
Subtotal	$—	$662	$—	$15,257	$15,919
Not subject to discretionary withdrawal	—	—	—	26	26
Total reserves	$—	$662	$—	$15,283	$15,945
December 31, 2023
Premiums, considerations or deposits	$—	$283	$—	$1,373	$1,656
Reserves for accounts with assets at:
Market value	$—	$102	$—	$38,134	$38,236
Amortized costs	—	462	—	—	462
Total reserves	$—	$564	$—	$38,134	$38,698
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$—	$462	$—	$14,794	$15,256
At market value	—	102	—	23,316	23,418
Subtotal	—	564	—	38,110	38,674
Not subject to discretionary withdrawal	—	—	—	25	25
Total reserves	$—	$564	$—	$38,135	$38,699

Reconciliation of Net Transfers to or from Separate Accounts

The following table presents a reconciliation of the net transfers to (from) separate accounts:

	Years Ended December 31,
(in millions)	2024	2023	2022
Transfers to separate accounts	$1,713	$1,899	$1,751
Transfers from separate accounts	(5,247)	(3,884)	(3,462)
Net transfers to (from) separate accounts	(3,534)	(1,985)	(1,711)
Transfers as reported in the Statutory Statements of Operations	$(3,534)	$(1,985)	$(1,711)

13. RESERVES FOR GUARANTEED POLICY BENEFITS AND ENHANCEMENTS

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include GMDB that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include guaranteed minimum withdrawal benefits (“GMWB”) and, to a lesser extent, guaranteed minimum accumulation benefits (“GMAB”), which are no longer offered. A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder generally can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

Reserves for GMDB and GMWB were included in the VACARVM reserves. Total reserves in excess of basic reserves were $82 million and $61 million at December 31, 2024 and 2023, respectively.

49

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

GMDB

Depending on the product, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary.

GMWB

Certain of the Company’s variable annuity contracts offer optional GMWB. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living.

14. REINSURANCE

At December 31, 2024 and 2023, policy reserves on reinsurance assumed were $79 million and $88 million, respectively.

The Company has modified coinsurance and coinsurance reinsurance agreements with MetLife in Japan, pertaining to certain policies written via its branch in Japan. Under the agreements, the Company assumes liability for a quota share portion of contracts issued by MetLife in Japan that include guaranteed minimum income benefits (“GMIB”) and GMWB. The contracts assumed also include a GMDB provision. The GMIB (prior to its utilization date), GMWB and the GMDB have a 100 percent quota share and are assumed under coinsurance agreements. The GMIB (after its utilization date) has a 100 percent quota share and is assumed under the modified coinsurance provisions. The benefits provided by the reinsured contracts are assumed with a 50 percent quota share and varied quota share under the modified coinsurance agreements. The agreements are unlimited in duration, but were terminated for new business after March 31, 2009.

The Company calculates total policy reserves for contracts assumed by MetLife in Japan pursuant to AG 43, which includes all assumed GMIB, GMWB and GMDB benefits. MetLife in Japan holds a modified coinsurance reserve for the contracts under the agreements. The Company holds a reserve equal to the excess, if any, of the AG 43 reserve above the modified coinsurance reserve.

The Company has a modified coinsurance reinsurance agreement with AGL, pursuant to which certain blocks of the Company’s VA business are ceded to AGL. At December 31, 2024 and 2023, the liabilities subject to this agreement were $17.7 billion and $19.9 billion, respectively. In 2024, 2023 and 2022, the agreement decreased the Company’s pre-tax earnings by $71 million, $90 million and $65 million (excluding initial accounting), respectively.

As of December 31, 2024 and 2023, $388 million and $408 million, respectively, of the Company’s reserves representing a mix of run-off life and annuity risks were ceded to Fortitude Reinsurance Company Ltd. (“Fortitude Re”) under modified coinsurance agreements.

15. FEDERAL INCOME TAXES

Recent U.S. Tax Law Changes

The Inflation Reduction Act of 2022 (H.R. 5376), (the “Inflation Reduction Act”) includes a 15% CAMT on adjusted financial statement income for corporations with average profits over $1 billion over a three-year period and a 1% stock buyback tax. On December 23, 2024, the U.S. Treasury and Internal Revenue Service (“IRS”) published technical corrections to the proposed regulations that would address the application of CAMT, which were published in September 2024. The technical corrections were open to public comment through January 16, 2025, and certain specifics of application of the CAMT remain subject to future guidance. The Company’s estimated CAMT liability will continue to be refined based on future guidance.

The AGC Life Insurance Company consolidated federal income tax return group, of which the Company is a member, has determined that as of the reporting date it is an applicable reporting entity for the CAMT.

50

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the components of the net deferred tax assets and liabilities:

	December 31, 2024			December 31, 2023			Change

(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTA	$729	$360	$1,089	$569	$298	$867	$160	$62	$222

Statutory valuation allowance adjustment	—	99	99	—	58	58	—	41	41
Adjusted gross DTA	729	261	990	569	240	809	160	21	181

DTA non-admitted	475	261	736	364	240	604	111	21	132
Net admitted DTA	254	—	254	205	—	205	49	—	49

DTL	26	—	26	5	—	5	21	—	21
Total	$228	$—	$228	$200	$—	$200	$28	$—	$28

The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:

	December 31, 2024			December 31, 2023				Change

(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components
SSAP 101

Federal income taxes paid in prior years recoverable through loss carry backs	$—	$—	$—	—	—	$—	—	—	—

Adjusted gross DTA expected to be realized (excluding amount of DTA from above) after application of the threshold limitation	228	—	228	200	—	200	28	—	28

1. Adjusted gross DTA expected to be realized following the reporting date	228	—	228	200	—	200	28	—	28

2. Adjusted gross DTA allowed per limitation threshold	—	—	357	—	—	350	—	—	7

Adjusted gross DTA (excluding the amount of DTA from above) offset by gross DTL	26	—	26	5	—	5	21	—	21
DTA admitted as the result of application of SSAP 101	$254	$—	$254	$205	—	$205	$49	$—	$49

The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

	Years Ended December 31,
($ in millions)	2024	2023
Ratio percentage used to determine recovery period and threshold limitation amount	758%	926%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation amount	$2,377	$2,333

The Company has no tax planning strategies used in the determination of adjusted gross DTA’s or net admitted DTA’s.

The Company’s tax planning strategy does not include the use of reinsurance.

The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

51

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

	Years Ended December 31,
(in millions)	2024	2023	2022
Current income tax expense

Federal	$156	$(73)	$301

Foreign	—	—

Subtotal	156	(73)	301

Federal income tax on net capital gains (losses)	(46)	$(23)	(48)
Federal income tax incurred	110	(96)	253

	Years Ended December 31,
(in millions)	2024	2023	Change
Deferred tax assets:

Ordinary:

Policyholder reserves	$232	$120	112

Investments	73	89	(16)

Deferred acquisition costs	301	253	48

Fixed assets	100	104	(4)

Compensation and benefits accrual	—	—	—

Tax credit carryforward	—	—	—

Other (including items less than 5% of total ordinary tax assets)	23	3	20

Subtotal	729	569	160

Non-admitted	475	364	111

Admitted ordinary deferred tax assets	254	205	49
Capital:

Investments	310	298	12

Net operating loss carryforward	50	—	50
Subtotal	360	298	62

Statutory valuation allowance adjustment	99	58	41

Non-admitted	261	240	21
Admitted capital deferred tax assets	—	—	—
Admitted deferred tax assets	254	205	49
Deferred tax liabilities:

Ordinary:

Investments	—	—	—

Policyholder reserves	26	5	21

Other (including items less than 5% of total ordinary tax liabilities)	—	—	—

Subtotal	26	5	21
Capital:

Other (including items less than 5% of total capital tax liabilities)	—	—	—

Subtotal	—	$—	—
Deferred tax liabilities	26	5	21
Net deferred tax assets	$228	$200	28

52

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non- admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

	Years Ended December 31,
(in millions)	2024	2023	Change
Total adjusted deferred tax assets	$990	$809	$181

Total deferred tax liabilities	26	5	$21
Net adjusted deferred tax assets	$964	$804	$160
Tax effect of unrealized gains (losses)			$(7)
Change in net deferred income tax			$153

The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

	December 31, 2024		December 31, 2023		December 31, 2022
(in millions)	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount Tax Rate	Effective
Income tax expense at applicable rate	$46	21.0%	$53	21.0%	$190	21.0%
Change in valuation adjustment	41	18.9	(24)	(9.5)	82	9.1
Dividend received deduction	(42)	(19.2)	(44)	(17.3)	(42)	(4.6)
Prior year return true-ups and adjustments	(7)	(3.0)	(9)	(3.8)	(30)	(3.4)
Amortization of interest maintenance reserve	(21)	(9.8)	(7)	(2.9)	(20)	(2.2)
Tax credit expiration	—	—	—	—	(16)	(1.8)
Surplus adjustments	(62)	(28.5)	(50)	(20.0)	241	26.6
Change in non-admitted assets	2	1.0	(4)	(1.5)	—	—
Other permanent adjustments	—	—	(1)	(0.2)	1	0.1
Statutory income tax expense (benefit)	$(43)	(19.6)%	$(86)	(34.2)%	$406	44.8%

Federal income taxes incurred	$110	50.9%	$(96)	(38.0)%	$253	27.9%
Change in net deferred income taxes	(153)	(70.5)	10	3.8	153	16.9
Total statutory income taxes	$(43)	(19.6)%	$(86)	(34.2)%	$406	44.8%

At December 31, 2024, the Company had no foreign tax credits carryforwards.

At December 31, 2024, the Company had no U.S federal operating loss carryforwards.

At December 31, 2024, the Company has the following capital loss carryforwards (in millions).

Year Expires	Amount
2029	$50
Total	$50

At December 31, 2024, the Company had no general business credit carryforwards.

At December 31, 2024, the Company had no alternative minimum tax credits.

At December 31, 2024, the Company had no CAMT credits.

53

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents income tax incurred that is available for recoupment in the event of future net losses:

(in millions) December 31,	Capital
2022	$—

2023	—

2024	—
Total	$—

In general, realization of DTAs depends on a company’s ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its ability to realize DTAs of $1,089 million and concluded that a $99 million valuation allowance was required at December 31, 2024. The Company concluded that a $58 million was required on the DTAs of $867 million at December 31, 2023.

The Company had no deposits admitted under Internal Revenue Code Section 6603.

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

	Years Ended December 31,
(in millions)	2024	2023
Gross unrecognized tax benefits at beginning of year	$11	$11

Increases in tax position for prior years	—	—

Decreases in tax position for prior years	(11)	—
Gross unrecognized tax benefits at end of year	$—	$11

At December 31, 2024 and 2023, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $0.2 million and $11 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2024 and 2023, the Company had no accrued liabilities for the payment of interest (net of the federal benefit) and penalties. In 2024, 2023, and 2022 the Company did not recognize any expense of interest (net of the federal benefit) and penalties.

The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2024, such proposed adjustments would not have resulted in a material change to the Company’s financial condition, although it is possible that the effect could be material to the Company’s results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, the Company does not expect any change to be material to its financial condition.

The Company is currently under IRS examinations for the taxable years 2011-2019 and engaging in the IRS Appeals process in regard to years 2007-2010. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company’s taxable years 2008-2023 remain subject to examination by major tax jurisdictions.

The Company is not subject to the repatriation transition tax for the year ended December 31, 2024.

The Company joined with AGC Life, AGL, USL and Corebridge Bermuda in filing a consolidated life company federal income tax return.

The Company has a written agreement with AGC Life, under which each subsidiary agrees to pay the parent company an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary’s separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary’s separate return tax liability over the allocated consolidated tax liability. AGC Life agrees to pay each subsidiary for the

54

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

The Company may be charged with a portion of CAMT incurred by the AGC Life consolidated group (or credited with a portion of the consolidated group’s CAMT credit utilization).

16. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer’s statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under- capitalized, and require specific regulatory actions in the event an insurer’s RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only because of the insurer’s size, but also on the risk profile of the insurer’s operations. At December 31, 2024, the Company exceeded RBC requirements that would require any regulatory action.

The Company is subject to the Texas Insurance Code (“TIC”), which imposes certain restrictions on shareholder dividends. Pursuant to TIC 823.107, the maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which can be paid by the Company without prior approval of the Texas Insurance Commissioner (the “Commissioner”), is the greater of (i) 10% of its policyholder surplus as of the end of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year (excluding realized gains), not including pro rata distributions of such insurance company’s own securities. The Company will be permitted to pay a dividend to its shareholder in excess of the greater of such two amounts (i.e., an extraordinary dividend) only if it files notice of the declaration of such an extraordinary dividend and the amount thereof with the Commissioner and the Commissioner either approves the distribution of the extraordinary dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (“unassigned funds (surplus)”) calculated as of the most recent financial information available would require the filing of a notice of an extraordinary dividend with the Commissioner.

The maximum amount of dividends that the Company may pay to AGC Life (as immediate parent company) without prior approval of the Texas Insurance Commissioner in 2025 is zero, due to negative unassigned surplus.

Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2024, 2023 and 2022:

Date	Type	Cash or Non-cash	Amount (in millions)
2024
March 25, 2024	Ordinary	Cash	$ 80
June 26, 2024	Return of Capital	Cash	300

2023
—	—	—	$ —

2022
March 28, 2022	Ordinary	Cash	$ 100
June 24, 2022	Ordinary	Cash	100
September 28, 2022	Extraordinary	Cash	400
December 27, 2022	Extraordinary	Cash	2,100

17. RETIREMENT AND SHARE-BASED AND DEFERRED COMPENSATION

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.

55

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Employee Retirement and Postretirement Benefit Plans

Certain employees and retirees of the Company participated in various AIG-sponsored U.S. defined benefit pension plans until the Corebridge IPO on September 19, 2022. The Company received an allocation of the Company’s share of expenses.

Prior to August 22, 2022, AIG provided post-employment medical and life benefits for certain retired employees (the “Benefits”). Since August 22, 2022, the Benefits are provided by Corebridge with certain limited exceptions. The Company receives an allocation of the Company’s share of expenses based on estimated claims less contributions from participants.

The following table presents information about employee-related costs (expense credits):

	Years Ended December 31,
(in millions)	2024	2023	2022
Defined benefit plans	$—	$3	$(9)

Defined Contribution Plan

The Company’s employees participate in the Corebridge Financial Inc. Retirement Savings 401(k) Plan (“401(k) plan”), a qualified defined contribution plan that provides for pre-tax salary contributions by its US employees, as well as an employer contribution. The 401(k) plan provides pre-tax salary reduction contributions by its U.S. employees. Employer matching contributions of 100 percent are made on the first six percent of participant contributions, subject to IRS- imposed limitations, and an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant’s annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations. The Company’s pre-tax expense associated with this plan was $23 million, $23 million and $25 million in 2024, 2023 and 2022, respectively.

Share-based and Deferred Compensation Plans

The Company’s employees participate in several stock compensation programs under the Corebridge Financial, Inc. Long-term Incentive Plan (each as applicable, the “LTIP”), which are governed by the Corebridge Financial, Inc. 2022 Omnibus Incentive Plan, as amended and restated on February 16, 2023, (the “2022 Plan”, together with the LTIP, the “Corebridge Plans”). Corebridge’s 2023 LTIP provides for an annual award to certain employees, including senior executive officers and other highly compensated employees, that may comprise a combination of one or more of the following units: restricted stock units (“RSUs”) or stock options. RSUs and stock options are earned based solely on continued service by the participant and vesting occurs in three equal installments on the first, second and third anniversaries of the grant date.

The Company recognized compensation expenses of $11 million, $2 million and $12 million for the years ending December 31, 2024, 2023 and 2022, respectively, on the grant date of the awards.

18. DEBT

The Company is a member of the Federal Home Loan Bank (“FHLB”) of Dallas.

Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company’s ownership in the FHLB stock is reported as common stock. Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company’s obligations under agreements entered into with the FHLB.

Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company’s liability under advances borrowed.

56

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the aggregate carrying value of stock held with the FHLB of Dallas and the classification of the stock:

	December 31,
(in millions)	2024	2023
Membership stock - Class B	$7	$7

Activity stock	37	37

Excess stock	12	13
Total	$56	$57
Actual or estimated borrowing capacity as determined by the insurer	$1,449	$1,902

The Company did not hold any Class A at December 31, 2024 or 2023.

The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

	December 31, 2024		December 31, 2023
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Amount pledged	$1,445	$1,290	$1,476	$1,300

Maximum amount pledged during reporting period	1,520	1,343	1,918	1,732

The Company’s borrowing capacity determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.

The following table presents the outstanding funding agreements and maximum borrowings from the FHLB:

	December 31,
(in millions)	2024	2023

Maximum amount borrowed during reporting period	$909	$909

While the funding agreements are presented herein to show all amounts received from FHLB, the funding agreements are treated as deposit-type contracts, consistent with the other funding agreements for which the Company’s intent is to earn a spread and not to fund operations. The Company had no debt outstanding with the FHLB at December 31, 2024 or 2023.

The following table reflects the principal amounts of the funding agreements issued to the FHLB:

(in millions)
Funding Agreements	Date Issued	Amounts
10-year floating rate	February 15, 2018	$209
5-year fixed rate	August 25, 2022	700

19. COMMITMENTS AND CONTINGENCIES

Commitments

The Company had commitments to provide funding to various limited partnerships totaling $583 million and $1,019 million at December 31, 2024 and 2023, respectively. The commitments to invest in limited partnerships and other funds may be called at the discretion of each fund, as needed and subject to the provisions of such fund’s governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2024, $392 million are currently expected to expire in 2025, and the remainder by 2029

57

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

based on the expected life cycle of the related funds and the Company’s historical funding trends for such commitments.

At December 31, 2024 and 2023, the Company had $242 million and $439 million, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans. Of the total current commitments, $110 million are expected to expire in 2025 and the remainder by 2036, based on the expected life cycle of the related loans and the Company’s historical funding trends for such commitments.

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates over the next several years. At December 31, 2024, the future minimum lease payments under the operating leases are as follows:

(in millions)
2025	$2

2026	2

2027	1

2028	1

2029	—

Remaining years after 2029	—
Total	$6

Rent expense was $3 million in 2024, 2023 and 2022, respectively.

Contingencies

Legal Matters

Various lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company’s financial position, results of operations or cash flows.

Regulatory Matters

Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations, and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations, or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Other Contingencies

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments (“GFA”) when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future GFA, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

The Company accrued $8 million and $8 million for GFA at December 31, 2024 and 2023, respectively. The Company has recorded receivables of $5 million and $4 million at December 31, 2024 and 2023, respectively, for expected recoveries against the payment of future premium taxes.

58

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company is not subject to the risk-sharing provisions of the Affordable Care Act.

20. RELATED PARTY TRANSACTIONS

Affiliate Transactions

Effective October 1, 2022, the Company entered into a modified coinsurance reinsurance agreement with AGL, pursuant to which certain blocks of the Company’s VA business were ceded to AGL. The ceded reserves and assets supporting the reserves remain on the Company’s balance sheet, pursuant to the modified coinsurance structure. The business covered by the agreement includes substantially all of the Company’s VA contracts, excluding those issued by the Company in the State of New York and those that have been previously assumed (through reinsurance) by the Company. At inception, the Company ceded approximately $22.9 billion of reserves and received a ceding commission of $1.5 billion from AGL representing the embedded profits in the business ceded. The majority of the initial ceding commission was recognized directly in surplus on an after-tax basis, while a portion of the ceding commission ($0.3 billion) was recognized as Commission and expense allowances on reinsurance ceded in the Summary of Operations as an offset to the related tax expense. The after-tax surplus impact will be amortized over the life of the treaty as the after-tax profits emerge on the reinsured business and will be recognized as Commission and expense allowances on reinsurance ceded in the Summary of Operations, offset by a corresponding charge to change in surplus as a result of reinsurance with no net impact on capital and surplus. After contract inception, AGL will pay a ceding commission and expense allowance to reimburse the Company for its commissions, related issue and policy administration expenses. The agreement was non-disapproved by the TDI. The agreement allows the Company and AGL to more efficiently manage the reserve and capital requirements for their VA business.

During the year ended December 31, 2024, the Company purchased and sold securities, at fair market value, from or to one or more of its affiliates in the ordinary course of business.

At December 31, 2024, the Company’s unfunded capital commitment to US Fund I, US Fund II, US Fund III, US Fund IV, Europe Fund I and Europe Fund II (which are managed by an affiliate) were approximately $10.8 million, $11.4 million, $28.4 million, $62 million, $5.1 million and $43.4 million, respectively.

At December 31, 2023, the Company’s unfunded capital commitment to US Fund I, US Fund II, US Fund III, US Fund IV, Europe Fund I and Europe Fund II (which are managed by an affiliate) were approximately $10.8 million, $11.8 million, $34 million, $83.5 million, $5.1 million and $62.9 million, respectively.

Financing Agreements

On May 17, 2022, the Company and certain of its affiliates entered into a revolving loan facility with Corebridge, pursuant to which the Company and each such affiliate can, on a several basis, borrow monies from Corebridge (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with the Company’s maximum borrowing limit being $500 million.

At both December 31, 2024 and 2023, the Company did not have a balance outstanding under this facility.

59

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Investments in Subsidiary, Controlled and Affiliated Entities

The following table presents information regarding the Company’s investments in non-insurance SCA entities as of December 31, 2024:

(in millions)	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of NAIC Filing
AG Insurance Agency	$—	$—	$—	N/A
American Gen Asnmt Corp NY	—	—	—	N/A
VALIC Retirement Services Company	87	—	87	N/A
VALIC Finl Advisors Inc	83	—	83	N/A
HRA Administrator LLC	—	—	—	N/A
VALIC Alternative Holdings, LLC	590	—	590	N/A
CIBANCO SA IBM Fideicomiso CIB/2133 (Mexico Industrial Puebla)	7	7	—	N/A
Corebridge Europe Real Estate Fund II LR Feeder, LLC	77	—	77	N/A
Bayshore PII Company LLC	7	—	7	N/A
Corebridge U.S. Real Estate Fund IV Development Sidecar LP	36	—	36	N/A
GRE LB Industrial Joint Venture II, LP	12	—	12	N/A
Corebridge U.S. Real Estate Fund IV, LP	111	—	111	N/A
Bayshore Shopping Center JV LLC	14	—	14	N/A
Corebridge U.S. Real Estate Fund III, LP	48	—	48	N/A
Branch Retail Partners II, LP	(3)	—	(3)	N/A
Corebridge Bartlett Investor I LLC	1	—	1	N/A
Corebridge Papermill Investor I LLC	1	—	1	N/A
Corebridge REI LB Southeast Industrial Joint Venture, LP.	22	—	22	N/A
Corebridge U.S. LT Apartments JV, LP	18	—	18	N/A
Corebridge U.S. Real Estate Fund II, LP	16	—	16	N/A
Corebridge Europe Real Estate Fund I S.C.SP	1	—	1	N/A
Corebridge U.S. Real Estate Fund I, LP	—	—	—	N/A
Corebridge Commercial Real Estate Lending Holdings, LLC	$—	—	—	N/A
Total	$1,128	7	$1,121

60

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

he following table presents information regarding the Company’s investments in non-insurance SCA entities as of December 31, 2023:

(in millions)	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of NAIC Filing
VALIC Retirement Services Company	$99	$—	$99	N/A
VALIC Finl Advisors Inc	85	—	85	N/A
AG Insurance Agency	—	—	—	N/A
American Gen Asnmt Corp NY	—	—	—	N/A
VALIC Alternative Holdings, LLC	733	—	733	N/A
HRA Administrator LLC	—	—	—	N/A
Broadstone Juniper LLC	1	—	1	N/A
CIBANCO SA IBM Fideicomiso CIB/2133 (Mexico Industrial Puebla)	9	9	—	N/A
AIG LIQUID ALTERNATIVE EQUITY ALPHA FUND, LLC	1	—	1	N/A
Corebridge Europe Real Estate Fund II LR Feeder, LLC	66	—	66	N/A
Bayshore PII Company LLC	6	—	6	N/A
2 North 6th JV LLC	—	—	—	N/A
Corebridge U.S. Real Estate Fund IV Development Sidecar LP	29	—	29	N/A
GRE LB Industrial Joint Venture II, LP	13	—	13	N/A
Corebridge REI LB Southeast Industrial JV LLC	74	—	74	N/A
Corebridge U.S. Real Estate Fund IV, LP	105	—	105	N/A
Bayshore Shopping Center JV LLC	16	—	16	N/A
Corebridge U.S. Real Estate Fund III, LP	71	—	71	N/A
Branch Retail Partners II, LP	(1)	—	(1)	N/A
Corebridge Bartlett Investor I LLC	1	—	1	N/A
Corebridge Papermill Investor I LLC	1	—	1	N/A
Corebridge U.S. LT Apartments JV, LP	21	—	21	N/A
Corebridge U.S. Real Estate Fund II, LP	19	—	19	N/A
Corebridge Europe Real Estate Fund I S.C.SP	2	—	2	N/A
Corebridge U.S. Real Estate Fund I, LP	2	—	2	N/A
Corebridge Commercial Real Estate Lending Holdings, LLC	—	—	—	N/A
Total	$1,353	9	$1,344

Operating Agreements

The Company had investments in a Liquidity Pool in which funds were managed by an affiliate, AIG Asset Management (U.S.), LLC, in the amount of $220 million at December 31, 2023.

Pursuant to service and expense agreements, Corebridge and affiliates provide, or cause to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to Corebridge or the affiliate providing the service. The Company was charged $411 million, $434 million and $413 million under such agreements in 2024, 2023 and 2022, respectively.

Pursuant to an amended and restated investment advisory agreement, certain of the Company’s invested assets are managed by an affiliate. The investment management fees incurred were $28 million in 2024, $35 million in 2023 and $34 million in 2022.

61

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

American Home Guarantee

The Company has a General Guarantee Agreement with American Home Assurance Company (“American Home”), an indirect wholly owned subsidiary of AIG. Pursuant to the terms of the agreement, American Home has unconditionally and irrevocably guaranteed insurance policies the Company issued between March 3, 2003 and December 29, 2006.

21. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. The Company has evaluated subsequent events through April 17, 2025, the date the financial statements were issued.

Effective March 31, 2025, the Company executed an indemnity combination coinsurance and modified coinsurance agreement with its affiliate, USL, covering certain of the Company’s variable annuity products reinsured under the agreement. The reinsurance agreement was executed in connection with the Company’s plan of withdrawal from New York State (“Plan of Withdrawal”) filed with the New York Department of Financial Services (“NYDFS”), pursuant to New York Insurance Law Section 1105 and 11 N.Y.C.R.R. Part 88. Pursuant to the Plan of Withdrawal, the Company intends to fully relinquish its New York license no later than December 31, 2025. Additionally, in connection with the Plan of Withdrawal, the Company established custodial accounts to hold certain assets deposited in trust to secure the Company’s general account liabilities under certain New York policies not reinsured to USL under the reinsurance agreement.

62

Supplemental Information

The accompanying supplemental schedules and interrogatories present selected statutory financial data as of December 31, 2024 and for the year then ended for purposes of complying with the National Association of Insurance Commissioners’ Annual Statement Instructions and the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual. They agree to or are included in the amounts reported in the Company’s 2024 Statutory Annual Statement as filed with the Texas Department of Insurance. Captions not presented as not applicable to the Company.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA

(in millions)	December 31, 2024
Investment income earned:
Government bonds	$23
Other bonds (unaffiliated)	1,440
Bonds of affiliates	—
Preferred stocks (unaffiliated)	1
Common stocks (unaffiliated)	1
Common stocks of affiliates	107
Cash and short-term investments	15
Mortgage loans	332
Real estate	1
Contract loans	20
Other invested assets	40
Derivative instruments	74
Miscellaneous income	40
Gross investment income	$2,094

Real estate owned - book value less encumbrances	$—

Mortgage loans - book value:
Commercial mortgages	$6,420
Residential mortgages	528
Mezzanine loans	159
Affiliated residential mortgages
Total mortgage loans	$7,107

Mortgage loans by standing - book value:
Good standing	$6,967
Good standing with restructured terms	92
Interest overdue more than 90 days, not in foreclosure	44
Foreclosure in process	4
Total mortgage loans	$7,107

Partnerships - statement value	$1,863

Bonds and stocks of parents, subsidiaries and affiliates - statement value:
Bonds	$—
Common stocks	170

Bonds, short-term and cash equivalent bond investments by class and maturity:
Bonds, short-term and cash equivalent bond investments by maturity - statement value:
Due within one year or less	$2,228
Over 1 year through 5 years	9,098
Over 5 years through 10 years	6,566
Over 10 years through 20 years	5,998
Over 20 years	8,744
Total maturity	$32,634

Bonds, short-term and cash equivalent bond investments by class - statement value:
Class 1	$18,367
Class 2	12,568
Class 3	934
Class 4	574
Class 5	168
Class 6	23
Total by class	$32,634

Total bonds, short-term and cash equivalent bond investments publicly traded	$18,222
Total bonds, short-term and cash equivalent bond investments privately traded	14,412

Preferred stocks - statement value	$9
Common stocks - market value	226
Short-term investments - book value	1
Cash equivalents - book value	30
Options, caps and floors owned - statement value	137
Collar, swap and forward agreements open - statement value	239
Futures contracts open - current value	—
Cash on deposit	832

64

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (Continued)

(in millions)	December 31, 2024
Life insurance in-force:
Industrial	$—
Ordinary	2
Credit	—
Group	—

Amount of accidental death insurance in-force under ordinary policies	—

Life insurance policies with disability provisions in-force:
Industrial	—
Ordinary	—
Group life	—

Supplementary contracts in-force:
Ordinary - not involving life contingencies:
Amount on deposit	21
Income payable	5

Ordinary - involving life contingencies:
Amount on deposit	260
Income payable	34

Group - not involving life contingencies:
Amount on deposit	—

Annuities:
Ordinary:
Immediate - amount of income payable	$16
Deferred, fully paid - account balance	21,622
Deferred, not fully paid - account balance	—

Group:
Amount of income payable	13
Fully paid - account balance	15,677
Not fully paid - account balance	—

Accident and health insurance - premiums in-force:
Other	$—
Group	—
Credit	—

Deposit funds and dividend accumulations:
Deposit funds - account balance	$914
Dividend accumulations - account balance	—

Claim payments in 2024
Group accident & health:
2024	$—
2023	—
2022	—
2021	—
2020	—
Prior	—

Other accident & health:
2024	—
2023	—
2022	—
2021	—
2020	—
Prior	—

65

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

DECEMBER 31, 2024

(in millions)

1. The Company’s total admitted assets as of December 31, 2024 are $85.0 billion.

The Company’s total admitted assets, excluding separate accounts, as of December 31, 2024 are $44.3 billion.

2. Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans:

Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a. AIG Global Real Estate Investment Corp	OIA	$374	0.80%
b. Amazon.com, Inc.	BONDS	222	0.50
c. Oracle Corporation	BONDS	221	0.50
d. Verizon Communications Inc.	BONDS	190	0.40
e. Duke Energy Corporation	BONDS	187	0.40
f. Microsoft Corporation	BONDS	170	0.40
g. Sempra Energy	BONDS	165	0.40
h. Walt Disney Company, The	BONDS	165	0.40
i. Boeing Company, The	BONDS	162	0.40
j. Bank of America Corporation	BONDS	147	0.30

3. The Company’s total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

Bonds and Short-Term Investments			Preferred Stocks
NAIC Rating	Amount	Percentage of Total Admitted Assets	NAIC Rating	Amount	Percentage of Total Admitted Assets
NAIC - 1	$18,367	41.50%	P/RP - 1	$9	—%

NAIC - 2	12,568	28.40	P/RP - 2	—	—

NAIC - 3	934	2.10	P/RP - 3	—	—

NAIC - 4	574	1.30	P/RP - 4	—	—

NAIC - 5	167	0.40	P/RP - 5	—	—

NAIC - 6	22	0.10	P/RP - 6	—	—

4. Assets held in foreign investments:

	Amount	Percentage of Total Admitted Assets
a. Total admitted assets held in foreign investments	$6,895	15.60%

b. Foreign currency denominated investments	2,118	4.80

c. Insurance liabilities denominated in that same foreign currency	—	—

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1	$5,911	13.40%
b. Countries rated NAIC - 2	736	1.70
c. Countries rated NAIC - 3 or below	248	0.60

66

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2024

(in millions)

6. Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1
Country 1: United Kingdom	$1,287	2.90%
Country 2: Australia	1,068	2.40
b. Countries rated NAIC - 2
Country 1: Mexico	238	0.50
Country 2: Indonesia	145	0.30
c. Countries rated NAIC - 3 or below
Country 1: Colombia	112	0.30
Country 2: British Virgin Isles	67	0.20

7. Aggregate unhedged foreign currency exposure:

	Amount	Percentage of Total Admitted Assets
Aggregate unhedged foreign currency exposure	$2,118	4.80%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1	$2,115	4.80%
b. Countries rated NAIC - 2	2	—
c. Countries rated NAIC - 3 or below	1	—

9. Two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1
Country 1: United Kingdom	$741	1.70%
Country 2: Ireland	305	0.70
b. Countries rated NAIC - 2
Country 1: Peru	2	—
Country 2:	—	—
c. Countries rated NAIC - 3 or below
Country 1: Brazil	1	—
Country 2:	—	—

67

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2024

(in millions)

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	NAIC Rating	Amount	Percentage of Total Admitted Assets
a. 5555187	MORTGAGE LOAN	$125	0.30%

b. Dexus	NAIC 1 - Bonds	122	0.30

c. Vodafone Group Plc	NAIC 2 - Bonds	95	0.20

d. 5555143	MORTGAGE LOAN	94	0.20

e. 5555149	MORTGAGE LOAN	87	0.20

f. GPT Group, The	NAIC 1 - Bonds	86	0.20

g. Royal Dutch Shell plc	NAIC 1 - Bonds	85	0.20

h. Corebridge Real Estate Investors Inc.	JOINT VENTURE - REAL ESTATE	78	0.20

i. Lloyds Banking Group PLC	NAIC 2 - Bonds	76	0.20

j. Ausgrid Finance Pty Ltd	NAIC 2 - Bonds	70	0.20

11. Assets held in Canadian investments are less than 2.5 percent of the reporting entity’s total admitted assets.

12. Assets held in investments with contractual sales restrictions are less than 2.5 percent of the Company’s total admitted assets.

13. The Company’s admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1) are:

	Amount	Percentage of Total Admitted Assets
a. Platinum Equity LLC	$77	0.20%
b. Solum Partners Fund I LP	52	0.10
c. Carlyle Group	51	0.10
d. Leonard Green & Partners L.P.	37	0.10
e. Hillhouse Investment Management Ltd.	36	0.10
f. Atlas Holdings LLC	34	0.10
g. Virtue Co-investment, LP.2	29	0.10
h. Foresea Holdings S.A.	29	0.10
i. AP IX Pegasus Co-Invest, L.P.	28	0.10
j. GTCR LLC	28	0.10

68

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2024

(in millions)

14. Assets held in nonaffiliated, privately placed equities:

	Amount	Percentage of Total Admitted Assets

Aggregate statement value of investment held in nonaffiliated, privately placed equities:	$287	0.60%

Largest three investments held in nonaffiliated, privately placed equities:
a. Platinum Equity Capital Partners V L.P.	$53	0.10
b. ATLAS CAPITAL RESOURCES IV LP	34	0.10
c. Hillhouse Fund V L.P.	30	0.10

Ten largest fund managers:

Fund Manager	Total Invested	Diversified	Non- diversified

a. AIG Global Real Estate Investment Corp	$374	$—	$374

b. Platinum Equity LLC	77	77	—

c. BLACKSTONE GROUP	56	56	—

d. Carlyle Group	56	56	—

e. Solum Partners Fund I LP	52	52	—

f. Leonard Green & Partners L.P.	37	37	—

g. Hillhouse Investment Management Ltd.	36	36	—

h. Atlas Holdings LLC	34	34	—

i. Virtue Co-investment, LP.2	29	29	—

j. Foresea Holdings S.A.	29	29	—

15. Assets held in general partnership interests are less than 2.5 percent of the Company’s total admitted assets.

16. Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

	Amount	Percentage of Total Admitted Assets
a. COMMERCIAL MORTGAGE LOAN, Loan No. 5555187, GBR	$125	0.30%
b. COMMERCIAL MORTGAGE LOAN, Loan No. 8002642, FL	100	0.20
c. COMMERCIAL MORTGAGE LOAN, Loan No. 8002930, CA	100	0.20
d. COMMERCIAL MORTGAGE LOAN, Loan No. 5555143, GBR	94	0.20
e. COMMERCIAL MORTGAGE LOAN, Loan No. 8002917, NY	94	0.20
f. COMMERCIAL MORTGAGE LOAN, Loan No. 5555149, GBR	87	0.20
g. COMMERCIAL MORTGAGE LOAN, Loan No. 8002626, NY	84	0.20
h. COMMERCIAL MORTGAGE LOAN, Loan No. 8002282, HI	82	0.20
i. COMMERCIAL MORTGAGE LOAN, Loan No. 8002157, NY	82	0.20
j. COMMERCIAL MORTGAGE LOAN, Loan No. 8002647, NJ	78	0.20

69

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2024

(in millions)

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

	Amount	Percentage of Total Admitted Assets
a. Construction loans	$248	0.60%

b. Mortgage loans over 90 days past due	44	0.10

c. Mortgage loans in the process of foreclosure	4	—

d. Mortgage loans foreclosed	—	—

e. Restructured mortgage loans	92	0.20

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
Loan-to-Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. above 95%	$6	—%	$292	0.70%	$—	—%

b. 91% to 95%	5	—	6	—	—	—

c. 81% to 90%	17	—	430	1.00	—	—

d. 71% to 80%	68	0.20	915	2.10	—	—

e. below 70%	432	1.00	4,938	11.20	—	—

18. Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5 percent of the Company’s total admitted assets.

19. Assets held in mezzanine real estate loans are less than 2.5 percent of the Company’s total admitted assets.

20. The Company’s total admitted assets subject to the following types of agreements as of the following dates:

Unaudited At End of Each Quarter
	At Year-End		Quarter	Quarter	Quarter
	Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount

a. Securities lending (do not include assets held as collateral for such transactions)	$84	0.20%	$—	$—	$—
b. Repurchase agreements	531	1.20	1,035	684	585
c. Reverse repurchase agreements	—	—	—	—	—
d. Dollar repurchase agreements	—	—	—	—	—
e. Dollar reverse repurchase agreements	—	—	—	—	—

70

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2024

(in millions)

21. The Company’s potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written
	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. Hedging	$—	—%	$—	—%
b. Income generation	—	—	—	—
c. Other	—	—	—	—

22. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

			Unaudited At End of Each Quarter
	At Year-End		1st Quarter	2nd Quarter	3rd Quarter
	Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a. Hedging	$37	0.10%	$62	$60	$40
b. Income generation	—	—	—	—	—
c. Replications	—	—	1,000	1,000	1,000
d. Other	—	—	—	—	—

23. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

Unaudited At End of Each Quarter
	At Year-End		1st Quarter	2nd Quarter	3rd Quarter
	Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a. Hedging	$3	—%	$4	$3	$4
b. Income generation	—	—	—	—	—
c. Replications	—	—	—	—	—
d. Other	—	—	—	—	—

71

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE

DECEMBER 31, 2024

(in millions)	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement

Investment Categories	Amount	Percentage	Amount		Total Amount	Percentage
Bonds:
U.S. governments	$567	1.3%	$567	$—	$567	1.3%
All other governments	912	2.1	912	—	912	2.1
U.S. states, territories and possessions, etc. guaranteed	165	0.4	165	—	165	0.4
U.S. political subdivisions of states, territories, and possessions, guaranteed	98	0.2	98	—	98	0.2
U.S. special revenue and special assessment obligations, etc. non-guaranteed	2,193	5.1	2,193	—	2,193	5.1
Industrial and miscellaneous	27,918	64.4	27,918	—	27,918	64.4
Hybrid securities	105	0.2	105	—	105	0.2
Parent, subsidiaries and affiliates	—	—	—	—	—	—
SVO identified funds	—	—	—	—	—	—
Unaffiliated Bank loans	674	1.6	674	—	674	1.6
Total long-term bonds	$32,632	75.3	$32,632	$—	$32,632	75.3
Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	$9	—	$9	$—	$9	—
Parent, subsidiaries and affiliates	—	—	—	—	—	—
Total preferred stocks	$9	—	$9	$—	$9	—
Common stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	$—	—	$—	$—	$—	—
Industrial and miscellaneous Other (Unaffiliated)	56	0.1	56	—	56	0.1
Parent, subsidiaries and affiliates Publicly traded	—	—	—	—	—	—
Parent, subsidiaries and affiliates Other	170	0.4	170	—	170	0.4
Mutual funds	—	—	—	—	—	—
Total common stocks	$226	0.5	$226	$—	$226	0.5
Mortgage loans:
Farm mortgages	$—	—	$—	$—	$—	—
Residential mortgages	527	1.2	527	—	527	1.2
Commercial mortgages	6,420	14.8	6,420	—	6,420	14.8
Mezzanine real estate loans	159	0.4	159	—	159	0.4
Total valuation allowance	(145)	(0.3)	(145)	—	(145)	(0.3)
Total mortgage loans	$6,961	16.1	$6,961	$—	$6,961	16.1
Real estate:
Properties occupied by company	$—	—	$—	$—	$—	—
Properties held for production of income	—	—	—	—	—	—
Properties held for sale	—	—	—	—	—	—
Total real estate	$—	—	$—	$—	$—	—
Cash, cash equivalents and short-term investments:
Cash	$832	1.9	$832	$—	$832	1.9
Cash equivalents	30	0.1	30	—	30	0.1
Short-term investments	1	—	1	—	1	—
Total cash, cash equivalents and short-term investments	$863	2.0	$863	$—	$863	2.0
Contract loans	$399	0.9	$399	$—	$399	0.9
Derivatives	376	0.9	376	—	376	0.9
Other invested assets	1,870	4.3	1,863	—	1,863	4.3
Receivables for securities	21	0.1	21	—	21	0.1
Securities Lending	—	—	—	—	—	—
Other invested assets	5	—	5	—	5	—
Total invested assets	$43,362	100%	$43,355	$—	$43,355	100%

72

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES

DECEMBER 31, 2024

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes [ ] No [ ] N/A [ X ]

2.

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes [ ] No [ ] N/A [ X ]

3.

Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

(a)	Provisions that permit the reporting of losses to be made less frequently than quarterly;

(b)	Provisions that permit settlements to be made less frequently than quarterly;

(c)	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

(d)	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes [ ] No [ X ]

4.

Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?

Assumption reinsurance – new for the reporting period	Yes [ ] No [ X ]		N/A

Non-proportional reinsurance, which does not result in significant surplus relief	Yes [ ] No [ X ]		N/A

73

5.

Has the Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

(a) Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes [ ] No [ X ] N/A [ ]

(b) Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes [ ] No [ X ] N/A [ ]

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:

74